As filed with the Securities and Exchange Commission on September 28, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Schedule of Investments Core Bond Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT			VALUE†
($000's omitted)			($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (25.7%)
	7,630	U.S. Treasury Bonds, 6.25%, due 8/15/23	10,034	@
	6,205	U.S. Treasury Bonds, 5.50%, due 8/15/28	8,416	@
	1,175	U.S. Treasury Bonds, 4.50%, due 2/15/36	1,526
	1,295	U.S. Treasury Inflation Indexed Bonds, 0.25%, due 1/15/25	1,268
	5,834	U.S. Treasury Inflation Indexed Bonds, 2.00%, due 1/15/26	6,695
	676	U.S. Treasury Inflation Indexed Bonds, 1.75%, due 1/15/28	768
	2,350	U.S. Treasury Inflation Indexed Bonds, 3.88%, due 4/15/29	3,339
	3,000	U.S. Treasury Notes, 0.38%, due 3/31/16	3,002
	10,050	U.S. Treasury Notes, 0.63%, due 8/15/16 & 11/30/17	10,066
	325	U.S. Treasury Notes, 3.25%, due 3/31/17	339
	11,315	U.S. Treasury Notes, 3.63%, due 8/15/19	12,333
	3,690	U.S. Treasury Notes, 2.13%, due 12/31/21	3,751
	9,095	U.S. Treasury Notes, 2.75%, due 2/15/24	9,549
	405	U.S. Treasury Notes, 6.25%, due 5/15/30	598

		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $70,531)	71,684

U.S. Government Agency Securities (5.9%)
	720	Federal Farm Credit Bank, Bonds, 1.46%, due 11/19/19	711
	8,000	Federal Home Loan Bank, Discount Notes, 0.00%, due 8/17/15	8,000
	1,360	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	1,795
	3,244	Federal Home Loan Mortgage Corp., Discount Notes, 0.00%, due 12/14/15	3,242
	1,200	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	1,179
	1,855	Residual Funding Corp., Principal Strip Bonds, 0.00%, due 4/15/30	1,186
	250	Tennessee Valley Authority, Senior Unsecured Notes, 5.25%, due 9/15/39	312

		Total U.S. Government Agency Securities (Cost $16,439)	16,425

Mortgage-Backed Securities (37.6%)

Collateralized Mortgage Obligations (0.0%)
	30	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.41%, due 7/20/36	28	µ
	16	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.43%, due 5/25/32	16	µ
			44
Commercial Mortgage-Backed (7.4%)
	390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	399
	500	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	513
	422	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	443
	400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	425
	3,547	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.26%, due 9/10/46	213	µ
	4,978	Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Class XA, 1.10%, due 10/10/47	380	µ
	2,642	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.45%, due 2/10/48	269	µ
	400	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	415
	509	COBALT CMBS Commercial Mortgage Trust, Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	536
	6,970	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.36%, due 5/10/47	485	µ
	984	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.04%, due 12/10/49	1,039	µ
	5,509	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.40%, due 10/10/46	430	µ
	7,159	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.26%, due 4/10/47	498	µ
	4,542	Commercial Mortgage Trust, Ser. 2014-LC15, Class XA, 1.41%, due 4/10/47	348	µ
	3,989	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.35%, due 6/10/47	320	µ
	4,992	Commercial Mortgage Trust, Ser. 2014-UBS6, Class XA, 1.08%, due 12/10/47	340	µ
	335	Commercial Mortgage Trust, Ser. 2015-LC21, Class A4, 3.71%, due 7/10/48	348
	59	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.70%, due 6/15/39	62	µ
	162	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	167
	531	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.95%, due 9/15/39	563	µ
	78	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	81
	1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,059
	250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 5.97%, due 2/15/41	270	µ
	728	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	764
	493	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	509
	1,346	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.79%, due 8/10/45	1,429	µ
	3,283	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.08%, due 1/10/45	318	ñµ
	335	GS Mortgage Securities Trust, Ser. 2015-GC32, Class A4, 3.76%, due 7/10/48	345
	1,818	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	1,903
	630	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.77%, due 6/15/49	665	µ
	1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,293
	457	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	476
	4,759	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.24%, due 6/15/47	337	µ
	710	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C24, Class A4, 3.73%, due 5/15/48	736	Ø
	94	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	94
	2,897	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.83%, due 12/10/45	274	ñµ
	1,805	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.11%, due 8/10/49	181	ñµ
	430	Wells Fargo Commercial Mortgage Trust, Ser. 2015-C29, Class A4, 3.64%, due 6/15/48	443
	3,955	Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC16, Class XA, 1.47%, due 8/15/50	322	µ
	7,332	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.48%, due 3/15/45	484	ñµ
	6,479	WF-RBS Commercial Mortgage Trust, Ser. 2014-C25, Class XA, 0.95%, due 11/15/47	414	µ
			20,590
Fannie Mae (21.3%)
	2,881	Pass-Through Certificates, 3.00%, due 8/1/29 – 5/1/45	2,956
	6,275	Pass-Through Certificates, 3.50%, due 12/1/41 – 6/1/45	6,536
	10,066	Pass-Through Certificates, 4.00%, due 2/1/41 – 7/1/45	10,751	Ø
	9,430	Pass-Through Certificates, 4.50%, due 11/1/39 – 10/1/44	10,255	Ø
	4,906	Pass-Through Certificates, 5.00%, due 1/1/17 – 9/1/43	5,419
	2,069	Pass-Through Certificates, 5.50%, due 5/1/30 – 3/1/41	2,321
	1,409	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	1,604
	39	Pass-Through Certificates, 8.50%, due 4/1/34	46
	935	Pass-Through Certificates, 2.50%, TBA, 15 Year Maturity	949	Ø
	3,195	Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	3,319	Ø
	680	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	685	Ø
	2,745	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,851	Ø
	9,515	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	10,126	Ø
	1,565	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	1,698	Ø
			59,516
Freddie Mac (8.0%)
	142	Pass-Through Certificates, 2.21%, due 2/1/37	151	µ
	227	Pass-Through Certificates, 2.34%, due 4/1/37	243	µ
	3,267	Pass-Through Certificates, 3.50%, due 7/1/42 – 4/1/45	3,398
	6,112	Pass-Through Certificates, 4.00%, due 11/1/40 – 4/1/45	6,505
	4,368	Pass-Through Certificates, 4.50%, due 6/1/39 – 7/1/44	4,748
	605	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	667
	1,156	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	1,292
	30	Pass-Through Certificates, 6.00%, due 12/1/37	33
	6	Pass-Through Certificates, 6.50%, due 11/1/25	7
	1,030	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	1,068	Ø
	3,960	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	4,207	Ø
	80	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	87	Ø
			22,406
Government National Mortgage Association (0.9%)
	1,320	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	1,380	Ø
	1,095	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	1,163	Ø
			2,543

		Total Mortgage-Backed Securities (Cost $104,439)	105,099

Corporate Debt Securities (26.1%)

Aerospace & Defense (0.4%)
	1,005	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	1,033	@

Agriculture (1.7%)
	835	Altria Group, Inc., Guaranteed Notes, 2.63%, due 1/14/20	836	@
	385	Altria Group, Inc., Guaranteed Notes, 5.38%, due 1/31/44	415	@
	1,055	BAT Int'l Finance PLC, Guaranteed Notes, 3.50%, due 6/15/22	1,074	ñ
	600	Philip Morris Int'l, Inc., Senior Unsecured Notes, 4.25%, due 11/10/44	578	@
	755	Reynolds American, Inc., Guaranteed Notes, 4.45%, due 6/12/25	776
	1,220	Reynolds American, Inc., Guaranteed Notes, 4.75%, due 11/1/42	1,139	@
			4,818
Auto Manufacturers (0.3%)
	840	General Motors Financial Co., Inc., Guaranteed Notes, 4.30%, due 7/13/25	830

Banks (5.5%)
	640	Bank of America Corp., Subordinated Medium-Term Notes, 4.00%, due 1/22/25	629
	750	Bank of America Corp., Subordinated Notes, Ser. L, 3.95%, due 4/21/25	730
	1,100	Bank of America Corp., Subordinated Medium-Term Notes, 4.25%, due 10/22/26	1,085	@
	820	Barclays PLC, Senior Unsecured Notes, 2.00%, due 3/16/18	819
	805	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	804	@
	575	Citigroup, Inc., Subordinated Notes, 4.40%, due 6/10/25	580
	295	Citigroup, Inc., Subordinated Notes, 5.30%, due 5/6/44	311
	705	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	691	µ@
	1,070	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, due 7/27/20	1,074
	1,245	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,245	@
	540	JPMorgan Chase & Co., Subordinated Notes, 4.13%, due 12/15/26	537	@
	705	JPMorgan Chase & Co., Subordinated Notes, 4.95%, due 6/1/45	707
	715	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	699	µ
	585	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	579	µ@
	950	Morgan Stanley, Senior Unsecured Notes, 1.88%, due 1/5/18	953	@
	1,530	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 4.00%, due 7/23/25	1,564
	820	Morgan Stanley, Subordinated Global Medium-Term Notes, 4.35%, due 9/8/26	820	@
	555	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 7/29/49	552	µ@
	525	MUFG Union Bank N.A., Senior Unsecured Bank Notes, 2.25%, due 5/6/19	525	@
	380	Wells Fargo & Co., Subordinated Medium-Term Notes, 4.65%, due 11/4/44	371	@
			15,275
Beverages (0.3%)
	740	Suntory Holdings Ltd., Senior Unsecured Notes, 2.55%, due 9/29/19	744	ñ

Biotechnology (0.2%)
	590	Amgen, Inc., Senior Unsecured Notes, 2.20%, due 5/22/19	591	@

Commercial Services (0.3%)
	700	ERAC USA Finance LLC, Guaranteed Notes, 2.35%, due 10/15/19	698	ñ@

Computers (0.3%)
	830	Seagate HDD Cayman, Guaranteed Notes, 4.88%, due 6/1/27	800	ñ

Diversified Financial Services (0.1%)
	400	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	405	@

Electric (1.0%)
	480	Exelon Corp., Senior Unsecured Notes, 3.95%, due 6/15/25	487
	620	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 1.59%, due 6/1/17	621
	725	South Carolina Electric & Gas Co., First Mortgage, 5.10%, due 6/1/65	753
	980	Southern Power Co., Senior Unsecured Notes, Ser. 15B, 2.38%, due 6/1/20	970
			2,831
Food (0.9%)
	1,005	Kraft Heinz Foods Co., Guaranteed Notes, 2.80%, due 7/2/20	1,009	ñ
	575	Kraft Heinz Foods Co., Guaranteed Notes, 3.95%, due 7/15/25	584	ñ
	930	Kraft Heinz Foods Co., Guaranteed Notes, 5.20%, due 7/15/45	979	ñ
			2,572
Healthcare - Products (0.5%)
	640	Boston Scientific Corp., Senior Unsecured Notes, 2.85%, due 5/15/20	638
	830	Zimmer Holdings, Inc., Senior Unsecured Notes, 2.00%, due 4/1/18	829	@
			1,467
Healthcare - Services (0.3%)
	390	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.50%, due 3/30/20	386	@
	475	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.70%, due 7/15/20	481
			867
Insurance (0.8%)
	650	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	679	µ@
	870	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	849	µ@
	640	TIAA Asset Management Finance Co. LLC, Senior Unsecured Notes, 4.13%, due 11/1/24	653	ñ@
			2,181
Media (1.5%)
	850	CCO Safari II LLC, Senior Secured Notes, 3.58%, due 7/23/20	852	ñ
	345	CCO Safari II LLC, Senior Secured Notes, 4.91%, due 7/23/25	345	ñ
	1,245	CCO Safari II LLC, Senior Secured Notes, 6.48%, due 10/23/45	1,288	ñ
	640	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, due 6/15/20	634
	345	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	344	@
	375	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	375	@
	460	Viacom, Inc., Senior Unsecured Notes, 2.75%, due 12/15/19	461	@
			4,299
Mining (0.4%)
	1,140	Freeport-McMoRan, Inc., Guaranteed Notes, 4.55%, due 11/14/24	963	@

Miscellaneous Manufacturers (0.4%)
	365	General Electric Co., Senior Unsecured Notes, 4.50%, due 3/11/44	381
	790	Siemens Financieringsmaatschappij NV, Guaranteed Notes, 4.40%, due 5/27/45	784	ñ
			1,165
Office - Business Equipment (0.2%)
	665	Xerox Corp., Senior Unsecured Notes, 2.75%, due 9/1/20	658	@

Oil & Gas (1.1%)
	560	Apache Corp., Senior Unsecured Notes, 4.75%, due 4/15/43	514	@
	810	ConocoPhillips Co., Guaranteed Notes, 2.20%, due 5/15/20	807
	855	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, due 6/1/25	831
	860	Shell Int'l Finance BV, Guaranteed Notes, 4.38%, due 5/11/45	862
			3,014
Pharmaceuticals (2.5%)
	1,215	AbbVie, Inc., Senior Unsecured Notes, 2.50%, due 5/14/20	1,208
	1,780	Actavis Funding SCS, Guaranteed Notes, 3.45%, due 3/15/22	1,753	@
	1,045	Baxalta, Inc., Senior Unsecured Notes, 4.00%, due 6/23/25	1,036	ñ
	1,080	Bayer US Finance LLC, Guaranteed Notes, 2.38%, due 10/8/19	1,088	ñ@
	610	Eli Lilly & Co., Senior Unsecured Notes, 3.70%, due 3/1/45	566	@
	700	Express Scripts Holding Co., Guaranteed Notes, 2.25%, due 6/15/19	695
	580	Merck & Co., Inc., Senior Unsecured Notes, 3.70%, due 2/10/45	533	@
			6,879
Pipelines (1.5%)
	650	Energy Transfer Partners L.P., Senior Unsecured Notes, 4.15%, due 10/1/20	667
	690	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	711	@
	460	Enterprise Products Operating LLC, Guaranteed Notes, 2.55%, due 10/15/19	461	@
	715	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 6.50%, due 9/1/39	726	@
	1,115	Kinder Morgan, Inc., Guaranteed Notes, 5.55%, due 6/1/45	1,015	@
	740	Williams Partners L.P., Senior Unsecured Notes, 3.60%, due 3/15/22	715	@
			4,295
Real Estate (0.6%)
	685	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	686	ñ
	945	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 2.70%, due 9/17/19	945	ñ
			1,631
Real Estate Investment Trusts (0.6%)
	650	Health Care REIT, Inc., Senior Unsecured Notes, 4.00%, due 6/1/25	646
	915	Omega Healthcare Investors, Inc., Guaranteed Notes, 4.50%, due 1/15/25	906
			1,552
Retail (1.0%)
	1,110	CVS Health Corp., Senior Unsecured Notes, 3.88%, due 7/20/25	1,131
	1,480	CVS Health Corp., Senior Unsecured Notes, 5.13%, due 7/20/45	1,573
	205	Wal-Mart Stores, Inc., Senior Unsecured Notes, 4.30%, due 4/22/44	212	@
			2,916
Software (0.5%)
	885	Oracle Corp., Senior Unsecured Notes, 2.50%, due 5/15/22	861
	640	Oracle Corp., Senior Unsecured Notes, 4.13%, due 5/15/45	607
			1,468
Telecommunications (3.2%)
	1,590	AT&T, Inc., Senior Unsecured Notes, 3.40%, due 5/15/25	1,521
	1,700	AT&T, Inc., Senior Unsecured Notes, 5.35%, due 9/1/40	1,710	@
	1,155	AT&T, Inc., Senior Unsecured Notes, 4.75%, due 5/15/46	1,065
	1,220	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,327	@
	570	Verizon Communications, Inc., Senior Unsecured Notes, 5.05%, due 3/15/34	572	@
	1,640	Verizon Communications, Inc., Senior Unsecured Notes, 4.27%, due 1/15/36	1,491	ñ@
	89	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	105
	335	Verizon Communications, Inc., Senior Unsecured Notes, 5.01%, due 8/21/54	311
	863	Verizon Communications, Inc., Senior Unsecured Notes, 4.67%, due 3/15/55	757	ñ@
			8,859
		Total Corporate Debt Securities (Cost $73,512)	72,811

Asset-Backed Securities (4.4%)
	1,400	Aames Mortgage Investment Trust, Ser. 2006-1, Class A4, 0.75%, due 4/25/36	1,229	µ
	1,350	ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE3, Class M3, 0.90%, due 5/25/35	1,108	µ
	530	Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 0.69%, due 9/25/35	474	µ
	1,100	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.67%, due 10/25/35	966	µ
	15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.65%, due 12/25/33	14	µ
	110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.56%, due 1/25/36	99	µ
	250	Countrywide Asset-Backed Certificates, Ser. 2004-5, Class 1A, 0.69%, due 10/25/34	228	µ
	316	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.39%, due 4/25/36	300	µ
	1	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.45%, due 8/25/35	1	µ
	25	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.41%, due 4/25/33	25	µ
	775	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.17%, due 4/25/35	684	µ
	1,410	IndyMac Mortgage Asset-Backed Trust, Ser. 2005-D, Class AII4, 0.54%, due 3/25/36	1,230	µ
	720	Morgan Stanley ABS Capital I, Inc., Ser. 2006-NC1, Class M1, 0.57%, due 12/25/35	609	µ
	1,350	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, 0.65%, due 1/25/36	1,147	µ
	8	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.87%, due 3/25/33	7	µ
	750	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, 0.67%, due 4/25/35	692	µ
	770	Residential Asset Mortgage Products, Inc., Ser. 2005-RS7, Class M1, 0.69%, due 7/25/35	673	µ
	9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.73%, due 3/25/35	7	µ
	1,560	Soundview Home Equity Loan Trust, Ser. 2005-OPT1, Class M2, 0.87%, due 6/25/35	1,371	µ
	900	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 0.66%, due 11/25/35	750	µ
	775	Soundview Home Equity Loan Trust, Ser. 2005-DO1, Class M5, 1.15%, due 5/25/35	683	µ
	4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.87%, due 1/25/34	4	µ

		Total Asset-Backed Securities (Cost $12,233)	12,301

Government Securities (4.0%)

Sovereign (4.0%)
EUR	175	Italy Buoni Poliennali Del Tesoro, Bonds, 2.50%, due 12/1/24	204	a
EUR	535	Italy Buoni Poliennali Del Tesoro, Bonds, 4.50%, due 3/1/26	732	a
EUR	540	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	742	a
MXN	32,520	Mexican Bonos, Bonds, Ser. M, 7.75%, due 11/13/42	2,285	a
NZD	2,230	New Zealand Government Bond, Senior Unsecured Notes, Ser. 423, 5.50%, due 4/15/23	1,725	a
NZD	2,355	New Zealand Government Bond, Senior Unsecured Notes, Ser. 427, 4.50%, due 4/15/27	1,730	a
ZAR	35,990	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	2,183	a
EUR	515	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	705	ña
EUR	500	Spain Government Bond, Bonds, 5.15%, due 10/31/44	788	ña

		Total Government Securities (Cost $11,972)	11,094

NUMBER OF SHARES

Short-Term Investments (5.9%)
	16,624,417	State Street Institutional Liquid Reserves Fund Premier Class (Cost $16,624)	16,624	@

		Total Investments (109.6%) (Cost $305,750)	306,038	##

		Liabilities, less cash, receivables and other assets [(9.6%)]	(26,903)	¢¢

		Total Net Assets (100.0%)	$279,135
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (92.0%)

Aerospace & Defense (0.8%)
1,196	B/E Aerospace, Inc., First Lien Term Loan B, 4.00%, due 12/16/21	1,206
575	Silver II/Hamilton Sundstrand Corporation, First Lien Term Loan, 4.00%, due 12/13/19	550
1,213	Transdigm Inc., First Lien Term Loan D, 3.75%, due 6/4/21	1,210
		2,966
Air Transport (1.1%)
70	American Airlines Inc., First Lien Term Loan B-1, 3.25%, due 6/27/20	69
3,095	American Airlines Inc., First Lien Term Loan B-1, 3.50%, due 10/10/21	3,092
556	United Air Lines, Inc., First Lien Term Loan B, 3.25%, due 4/1/19	554
352	United Air Lines, Inc., First Lien Term Loan B, 4.50%, due 9/15/21	353
		4,068
All Telecom (2.9%)
997	Block Communications, First Lien Term Loan B, 4.00%, due 11/7/21	1,005	Ñ
1,728	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	1,732
2,433	Intelsat Jackson HLDG, First Lien Term Loan B-2, 3.75%, due 6/30/19	2,404
1,610	Level 3 Financing, Inc., First Lien Term Loan B-3, 4.00%, due 8/1/19	1,613
940	Level 3 Financing, Inc., First Lien Term Loan B-2, 4.00%, due 1/15/20	942
2,493	Syniverse Technologies, First Lien Term Loan B, 4.00%, due 4/23/19	2,365
1,127	Zayo Group, First Lien Term Loan B-1, 3.75%, due 5/6/21	1,124
		11,185
Automotive (1.2%)
620	ABRA Auto, First Lien Term Loan, 4.75%, due 9/17/21	619
700	ABRA Auto, Second Lien Term Loan, 8.25%, due 9/19/22	698	Ñ
754	Allison Transmission, First Lien Term Loan B-3, 3.50%, due 8/23/19	756
1,682	Cooper Standard Automotive Inc., Term Loan, 4.00%, due 4/4/21	1,684
914	Navistar, Inc., First Lien Term Loan B, 6.75%, due 8/17/17	911
		4,668
Building & Development (3.0%)
715	American Builders & Co., Inc., First Lien Term Loan B, 3.50%, due 4/16/20	712
2,249	Capital Automotive LP, First Lien Term Loan B-1, 4.00%, due 4/10/19	2,258
1,176	DTZ, First Lien Term Loan, 5.50%, due 11/4/21	1,171
595	DTZ, Second Lien Term Loan, 9.25%, due 11/4/22	594	Ñ
729	Gates Global LLC, First Lien Term Loan, 4.25%, due 7/6/21	724
2,473	Jeld-Wen, Inc., First Lien Term Loan B, 5.25%, due 10/15/21	2,484
592	Mueller Water Products Inc., First Lien Term Loan B, 4.00%, due 11/25/21	594
1,196	Ply Gem Industries, Inc., First Lien Term Loan, 4.00%, due 2/1/21	1,186
1,539	Realogy Corporation, First Lien Term Loan B, 3.75%, due 3/5/20	1,541
		11,264
Business Equipment & Services (11.1%)
3,437	Acosta Inc., First Lien Term Loan B-1, 4.25%, due 9/26/21	3,431
2,766	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	2,750	¢^^
990	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	981
1,751	Brand Services, Inc., First Lien Term Loan, 4.75%, due 11/26/20	1,675
1,641	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	1,636
972	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/18/21	970
1,642	Brock Holdings III, First Lien Term Loan B, 6.00%, due 3/16/17	1,636
932	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	895	Ñ
1,869	CCC Information Services Inc., First Lien Term Loan B, 4.00%, due 12/20/19	1,857
1,153	Ceridian Corp., First Lien Term Loan B-2, 4.50%, due 9/15/20	1,146
1,039	CPA Global, First Lien Term Loan, 4.50%, due 11/22/20	1,041
446	Emdeon Business Services, First Lien Term Loan B-2, 3.75%, due 11/2/18	445
124	Emdeon Business Services, First Lien Term Loan B-3, 3.75%, due 11/2/18	124
506	FleetCor Technologies, First Lien Term Loan B, 3.75%, due 9/30/21	506	Ñ
905	Garda World Security, First Lien Term Loan B, 4.00%, due 11/6/20	894
231	Garda World Security, First Lien Term Loan B-DD, 4.00%, due 11/6/20	228
2,554	Genesys, First Lien Term Loan 2, 4.50%, due 11/13/20	2,551
800	IMS Health Incorporated, First Lien Term Loan B, 3.50%, due 3/17/21	797
2,435	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	2,434
860	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	886
2,244	Mitchell International, Inc., Term Loan, 4.50%, due 10/13/20	2,244
1,000	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	996	Ñ
303	Monitronics International, Inc., First Lien Term Loan B, 4.25%, due 3/23/18	303
953	Monitronics International, Inc., First Lien Term Loan B, 4.50%, due 4/9/22	956
803	On Assignment, First Lien Term Loan B-1, 3.75%, due 6/3/22	804
1,491	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	1,497
2,938	Servicemaster Company, First Lien Term Loan B, 4.25%, due 7/1/21	2,941
2,299	SunGard Data Systems, First Lien Term Loan E, 4.00%, due 3/8/20	2,299
1,975	SymphonyIRI Group, Inc., First Lien Term Loan B, 4.75%, due 9/30/20	1,981
1,226	TRANS UNION LLC, First Lien Term Loan B2, 3.75%, due 4/9/21	1,218
		42,122
Cable & Satellite Television (3.5%)
347	Casema Holdings BV, First Lien Term Loan B-1, 3.50%, due 1/15/22	345
223	Casema Holdings BV, First Lien Term Loan B-2, 3.50%, due 1/15/22	222
367	Casema Holdings BV, First Lien Term Loan B-3, 3.50%, due 1/15/22	365
1,915	Cequel Communications, LLC, First Lien Term Loan B, due 12/14/22	1,904	¢^^
1,860	Charter Communications Operating LLC, First Lien Term Loan I, due 1/23/23	1,864	¢^^
992	Mediacom Broadband LLC, First Lien Term Loan G, 4.00%, due 1/20/20	991	Ñ
2,936	Numericable_Altice, First Lien Term Loan B-1, 4.50%, due 5/21/20	2,940	¢^^
2,540	Numericable_Altice, First Lien Term Loan B-2, 4.50%, due 5/21/20	2,544	¢^^
310	Numericable_Altice, First Lien Term Loan B, due 7/21/22	310	¢^^
1,682	Wide Open West, First Lien Term Loan B, 4.50%, due 4/1/19	1,681
		13,166
Chemicals & Plastics (3.3%)
895	Chemours Company, First Lien Term Loan B-1, 3.75%, due 5/12/22	859
1,524	Dupont Performance Coatings, First Lien Term Loan B, 3.75%, due 2/1/20	1,522
383	Georgia Gulf Corporation, First Lien Term Loan, 4.00%, due 2/28/22	385
1,303	Huntsman International LLC, First Lien Term Loan, 3.75%, due 10/1/21	1,299
1,178	Ineos Finance PLC, Term Loan, 3.75%, due 5/4/18	1,176
973	Ineos Finance PLC, Term Loan, 4.25%, due 3/31/22	975
1,651	MacDermid Inc., First Lien Term Loan, 4.50%, due 6/7/20	1,656
2,708	PQ Corporation, First Lien Term Loan, 4.00%, due 8/7/17	2,702
1,312	Solenis, First Lien Term Loan, 4.25%, due 7/31/21	1,304
188	Solenis, Second Lien Term Loan L2, 7.75%, due 7/31/22	182	Ñ
415	Univar Inc., First Lien Term Loan B, 4.25%, due 7/1/22	415
		12,475
Conglomerates (0.3%)
1,207	Spectrum Brands, Inc., First Lien Term Loan 1, 3.75%, due 6/23/22	1,210

Containers & Glass Products (4.4%)
1,754	Ardagh Packaging, First Lien Term Loan B-2, 4.00%, due 12/17/19	1,754
1,519	Berlin Packaging, First Lien Term Loan, 4.50%, due 10/1/21	1,519
1,120	Berlin Packaging, Second Lien Term Loan, 7.75%, due 9/30/22	1,126
818	Berry Plastics, First Lien Term Loan D, 3.50%, due 2/8/20	815
539	Berry Plastics, First Lien Term Loan E, 3.75%, due 1/6/21	539
3,176	BWAY Corporation, First Lien Term Loan B, 5.50%, due 8/14/20	3,184
672	Constantia Flexibles Group, First Lien Term Loan B-2, 4.75%, due 4/29/22	672	Ñ
131	Constantia Flexibles Group, First Lien Term Loan B, 4.75%, due 4/30/22	131
468	Kloeckner Pentaplast, First Lien Term Loan 1, 5.00%, due 4/28/20	470
200	Kloeckner Pentaplast, First Lien Term Loan 1, 5.00%, due 4/28/20	201
1,850	Reynolds Group, First Lien Term Loan, 4.50%, due 12/1/18	1,860
2,239	SIG Combibloc Group, Term Loan, 4.25%, due 3/11/22	2,243
1,111	Tekni-Plex Inc., First Lien Term Loan B-1, 4.50%, due 6/1/22	1,112
1,000	Tekni-Plex Inc., Second Lien Term Loan, 8.75%, due 6/1/23	1,001	Ñ
		16,627
Cosmetics - Toiletries (0.2%)
912	Prestige Brands, Inc., First Lien Term Loan B-3, 3.50%, due 9/3/21	913

Drugs (3.1%)
2,735	Endo Pharma, First Lien Term Loan B-1, due 6/13/22	2,746	¢^^
2,135	Par Pharmaceutical Companies, Inc., First Lien Term Loan B-2, 4.00%, due 9/30/19	2,132
709	Pharmaceutical Technologies & Services, First Lien Term Loan, 4.25%, due 5/20/21	712
6,324	Valeant Pharmaceuticals, First Lien Term Loan F1, 4.00%, due 4/1/22	6,343
		11,933
Ecological Services & Equipment (0.7%)
1,696	ADS Waste Holdings, Inc., First Lien Term Loan B-2, 3.75%, due 10/9/19	1,688
1,013	Waste Industries USA Inc., First Lien Term Loan B-1, 4.25%, due 2/27/20	1,017
		2,705
Electronics - Electrical (7.1%)
1,342	Avago Technologies, Term Loan, 3.75%, due 5/6/21	1,343
3,028	BMC Software, First Lien Term Loan, 5.00%, due 9/10/20	2,762
660	CommScope, First Lien Term Loan B-1, 3.75%, due 12/29/22	660
938	CST, First Lien Term Loan, 4.50%, due 9/30/21	938
2,714	Datatel-Sophia LP, First Lien Term Loan B-1, 4.00%, due 7/19/18	2,716
1,995	Dell, Term Loan B-2, 4.00%, due 4/29/20	1,994
2,969	Freescale Semiconductor, First Lien Term Loan B4, 4.25%, due 2/28/20	2,973
794	Go Daddy, First Lien Term Loan, 4.25%, due 5/13/21	797
1,391	Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	1,380
1,345	Linxens, Term Loan, due 7/17/22	1,338	Ñ¢^^
1,278	Riverbed Technology, Term Loan, 6.00%, due 4/25/22	1,292
1,705	Ship Luxco 3 S.a.r.l., Term Loan B2A-II, 5.25%, due 11/29/19	1,709
2,215	SkillSoft, First Lien Term Loan, 5.75%, due 4/28/21	2,140
935	SkillSoft, Second Lien Term Loan, 9.25%, due 4/28/22	855
449	TTM Technologies Inc., First Lien Term Loan B-1, 6.00%, due 5/31/21	438
765	Vantiv, First Lien Term Loan B, 3.75%, due 6/13/21	767
2,860	Zebra Technologies, Term Loan, 4.75%, due 10/27/21	2,891
		26,993
Financial Intermediaries (4.8%)
2,405	CITCO, First Lien Term Loan B, 4.25%, due 6/29/18	2,407	Ñ
3,489	First Data Corporation, First Lien Term Loan, 4.19%, due 3/24/21	3,486
2,325	First Data Corporation, First Lien Term Loan B, 3.94%, due 6/23/22	2,323
964	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 3.75%, due 1/4/21	957	Ñ
1,609	Guggenheim Partners, First Lien Term Loan, 4.25%, due 7/22/20	1,613
104	Mondrian Investment, First Lien Term Loan B-1, 4.00%, due 3/9/20	105	Ñ
2,099	Ocwen Financial, First Lien Term Loan, 3.94%, due 2/15/18	2,097
493	Royalty Pharma, First Lien Term Loan B4, 3.50%, due 11/9/20	493
1,202	SAM Finance, Term Loan, 4.25%, due 12/17/20	1,205
3,726	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	3,561
		18,247
Food & Drug Retailers (0.7%)
2,719	Rite Aid Corp., Second Lien Term Loan 1, 4.88%, due 6/21/21	2,722	¢^^

Food Products (1.1%)
256	DE Master Blenders 1753 NV, First Lien Term Loan B-2, 4.25%, due 7/23/21	256	Ñ
1,926	Del Monte Foods, First Lien Term Loan, 4.26%, due 2/18/21	1,870	¢^^
1,155	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	1,043	Ñ
813	Post Holdings, First Lien Term Loan, 3.75%, due 6/2/21	812
		3,981
Food Service (0.7%)
2,788	Burger King Corporation, First Lien Term Loan B, 3.75%, due 12/10/21	2,795

Health Care (5.6%)
1,160	Air Medical Group Holding, Term Loan, 4.50%, due 4/28/22	1,151
570	Alere Inc., First Lien Term Loan B-1, 4.25%, due 6/20/22	572
447	AmSurg Corp., First Lien Term Loan, 3.75%, due 7/16/21	447
978	CHS/Community Health, First Lien Term Loan G1, 3.75%, due 12/31/19	979
2,448	CHS/Community Health, First Lien Term Loan H1, 4.00%, due 1/27/21	2,457
555	Concentra Operating Company, First Lien Term Loan 1, 4.00%, due 6/1/22	554
2,118	dj Orthopedics LLC, First Lien Term Loan B-1, 4.25%, due 6/8/20	2,120
1,400	EMS-Emergency Medical Services, First Lien Term Loan B, 4.00%, due 5/25/18	1,401
405	Hill-Rom, Term Loan B, due 7/30/22	407	Ñ¢^^
2,567	IASIS Healthcare Corporation, First Lien Term Loan B-2, 4.50%, due 5/3/18	2,572
1,737	Immucor, First Lien Term Loan B-2, 5.00%, due 8/19/18	1,740
1,111	Kindred Healthcare, First Lien Term Loan, 4.25%, due 4/9/21	1,115
883	Knowledge Learning Corporation, First Lien Term Loan, 5.25%, due 3/18/21	883	Ñ
1,766	Multiplan, Inc., Term Loan, 3.75%, due 3/31/21	1,751
2,085	Pharmaceutical Product Development, Inc., First Lien Term Loan, 4.00%, due 12/5/18	2,083
769	Sage Products Holdings III, LLC, First Lien Term Loan 1, 4.25%, due 12/13/19	770	¢^^
222	Select Medical, First Lien Term Loan B, 3.75%, due 6/1/18	222
		21,224
Home Furnishings (0.9%)
2,581	AOT Bedding Super Holdings, LLC, First Lien Term Loan, 4.25%, due 10/1/19	2,585
640	Mattress Holdings Corp., Term Loan, 5.00%, due 10/20/21	646
		3,231
Industrial Equipment (4.8%)
449	AECOM Technology Corp., First Lien Term Loan B, 3.75%, due 10/15/21	450
1,938	Crosby Worldwide, First Lien Term Loan, 3.75%, due 11/23/20	1,821	Ñ
1,005	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	928	Ñ
1,582	Doosan Infracore, First Lien Term Loan B, 4.50%, due 5/28/21	1,588
2,223	Filtration Group, First Lien Term Loan 1, 4.25%, due 11/20/20	2,223
222	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	222	Ñ
556	Gardner Denver, Term Loan B, 4.25%, due 7/30/20	536
2,325	Husky Injection Molding, First Lien Term Loan, 4.25%, due 6/30/21	2,319
594	Husky Injection Molding, Second Lien Term Loan, 7.25%, due 6/30/22	592	Ñ
804	Mauser, First Lien Term Loan, 4.50%, due 7/15/21	802
900	Mauser, Second Lien Term Loan, 8.75%, due 7/31/22	891	Ñ
568	Milacron LLC, Term Loan, 4.50%, due 9/28/20	571
1,523	Minimax Viking, Term Loan B1A, 4.00%, due 8/14/20	1,529
2,377	Rexnord Corp., First Lien Term Loan B, 4.00%, due 8/21/20	2,377
398	Signode Industrial, First Lien Term Loan B, 3.75%, due 5/1/21	396
804	VAT Holding, First Lien Term Loan B1, 4.25%, due 2/11/21	805
		18,050
Insurance (0.7%)
1,791	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	1,773
900	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	888
		2,661
Leisure Goods - Activities - Movies (3.1%)
2,075	Bombardier Recreational Products Inc., First Lien Term Loan B-2, 3.75%, due 1/30/19	2,080
997	Bright Horizons, First Lien Term Loan B, 3.75%, due 1/30/20	998
3,022	Emerald Expositions Holdings, First Lien Term Loan B, 4.75%, due 6/17/20	3,020	Ñ
2,508	Formula One, First Lien Term Loan B-3, 4.75%, due 7/30/21	2,502
423	NCL CORP., Term Loan B, 4.00%, due 11/19/21	424	Ñ
1,522	SRAM, First Lien Term Loan, 4.02%, due 4/10/20	1,507
1,084	Warner Music Group, First Lien Term Loan, 3.75%, due 7/1/20	1,073
		11,604
Lodging & Casinos (9.6%)
2,266	Aristocrat Leisure, First Lien Term Loan, 4.75%, due 10/1/21	2,278
1,842	Boyd Gaming Corporation, Term Loan B, 4.00%, due 8/14/20	1,848
1,980	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	1,998	Ñ
3,025	CityCenter, Term Loan B, 4.25%, due 10/16/20	3,032
1,691	Extended Stay, Term Loan, 5.00%, due 6/24/19	1,721
1,410	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 6/27/20	1,410
1,055	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	1,058	Ñ
2,074	Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	2,076
938	MGM Resorts, First Lien Term Loan B, 3.50%, due 12/19/19	933
4,014	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	3,990	¢^^
650	MTR Gaming Group, First Lien Term Loan B, due 7/8/22	651	Ñ¢^^
1,790	Peninsula Gaming, First Lien Term Loan B, 4.25%, due 11/20/17	1,794
405	Pinnacle Entertainment, First Lien Term Loan B-2, 3.75%, due 8/13/20	405
359	Scientific Games Corp., First Lien Term Loan B, 6.00%, due 10/18/20	360
5,112	Scientific Games Corp., First Lien Term Loan B-2, 6.00%, due 10/1/21	5,130
1,546	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	1,552	Ñ
2,976	Station Casinos, First Lien Term Loan B, 4.25%, due 3/2/20	2,980
3,058	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	3,069
		36,285
Nonferrous Metals - Minerals (0.2%)
760	Novelis, Inc., Term Loan, 4.00%, due 5/28/22	760

Oil & Gas (1.3%)
1,412	Energy Transfer Equity, First Lien Term Loan 1, 4.00%, due 12/2/19	1,411
380	Everest Acquisition LLC, Second Lien Term Loan B-2, 4.50%, due 4/30/19	377
1,836	Fieldwood Energy, Term Loan, 3.88%, due 10/1/18	1,678
467	Fieldwood Energy, Second Lien Term Loan, 8.38%, due 9/30/20	253
2,450	NFR Energy, Second Lien Term Loan B, 7.50%, due 12/31/18	655	‡
790	Samson Investment Company, Second Lien Term Loan, 5.00%, due 9/25/18	228
287	Targa Resources Inc., First Lien Term Loan B, 5.75%, due 2/27/22	289	Ñ
		4,891
Publishing (1.8%)
1,274	EMI Publishing, First Lien Term Loan B-2, 3.75%, due 6/29/18	1,274
1,775	Interactive Data Corporation, First Lien Term Loan, 4.75%, due 5/2/21	1,781
2,250	Springer Science+Business Media S.A., First Lien Term Loan B9, 4.75%, due 8/14/20	2,253
1,668	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	1,670
		6,978
Radio & Television (3.3%)
3,818	Cumulus Media, First Lien Term Loan B, 4.25%, due 12/23/20	3,526
432	Gray Television Inc., First Lien Term Loan, 3.75%, due 6/13/21	433
2,729	iHeartCommunications Inc., First Lien Term Loan D, 6.94%, due 1/30/19	2,504
640	iHeartCommunications Inc., First Lien Term Loan, 7.69%, due 7/30/19	593
1,855	Media General, First Lien Term Loan B, 4.00%, due 7/31/20	1,864
2,170	Univision Communications Inc., First Lien Term Loan C-3, 4.00%, due 3/1/20	2,168
1,592	Univision Communications Inc., First Lien Term Loan C4, 4.00%, due 3/1/20	1,590
		12,678
Retailers (except food & drug) (4.9%)
3,313	99¢ Only Stores, First Lien Term Loan B-2, 4.50%, due 1/11/19	3,156
1,847	Amscan Holdings, Inc., First Lien Term Loan, 4.00%, due 7/27/19	1,845
559	Bass Pro Shops, First Lien Term Loan B-1, 4.00%, due 6/5/20	560
1,019	Burlington Coat, Term Loan B-3, 4.25%, due 8/13/21	1,021
2,462	Coinmach Corp., First Lien Term Loan B, 4.25%, due 11/15/19	2,459
1,022	Michaels Stores Inc., First Lien Term Loan B, 3.75%, due 1/28/20	1,022
1,775	Michaels Stores Inc., First Lien Term Loan B-2, 4.00%, due 1/28/20	1,781
1,125	Neiman Marcus Group Inc., First Lien Term Loan B, 4.25%, due 10/25/20	1,120
1,091	PETCO Animal Supply Inc., First Lien Term Loan, 4.00%, due 11/24/17	1,092
4,208	PetSmart Inc., Term Loan B-1, 4.25%, due 3/11/22	4,222	¢^^
431	Pilot Travel Centers, First Lien Term Loan B, 4.25%, due 10/1/21	435
		18,713
Steel (1.2%)
2,102	FMG Resources, First Lien Term Loan, 3.75%, due 6/30/19	1,719
1,546	McJunkin Red Man Corporation, First Lien Term Loan, 5.00%, due 11/8/19	1,519	¢^^
1,220	TMS International, First Lien Term Loan B, 4.50%, due 10/16/20	1,214	Ñ
		4,452
Surface Transport (0.8%)
908	Hertz Corporation, First Lien Term Loan B-1, 4.00%, due 3/11/18	910
204	Kenan Advantage Group, First Lien Term Loan, due 1/23/17	205	¢^^
1,464	Kenan Advantage Group, First Lien Term Loan B-1, due 7/22/22	1,466	¢^^
467	Kenan Advantage Group, First Lien Term Loan B-2, due 7/22/22	467	¢^^
		3,048
Theaters & Entertainment (0.2%)
618	Regal Cinemas Corporation, First Lien Term Loan B-1, 3.75%, due 4/1/22	621

Utilities (3.6%)
2,050	Calpine Corp., First Lien Term Loan, 4.00%, due 10/31/20	2,054
2,592	Dynegy Holdings Inc., First Lien Term Loan B-2, 4.00%, due 4/23/20	2,596
2,242	Essential Power, First Lien Term Loan, 4.75%, due 8/8/19	2,250
2,305	La Frontera Generation, First Lien Term Loan B, 4.50%, due 9/30/20	2,271
1,804	TPF II, First Lien Term Loan B, 5.50%, due 10/2/21	1,814
2,805	TXU Energy, First Lien Term Loan, 4.25%, due 6/19/16	2,818
		13,803

	Total Bank Loan Obligations (Cost $352,576)	349,039

Corporate Debt Securities (2.9%)

Advertising (0.1%)
564	WMG Acquisition Corp., Senior Secured Notes, 5.63%, due 4/15/22	570	ñ

Building & Construction (0.2%)
685	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	712

Cable & Satellite Television (0.2%)
615	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	675

Chemicals (0.1%)
585	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	0	‡
585	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	508
		508
Electric - Generation (0.2%)
635	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	689

Electric - Integrated (0.3%)
1,150	RJS Power Holdings LLC, Guaranteed Notes, 4.63%, due 7/15/19	1,115	ñ

Energy - Exploration & Production (0.6%)
470	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	403
1,285	Chesapeake Energy Corp., Guaranteed Notes, 3.54%, due 4/15/19	1,082	µ
850	SandRidge Energy, Inc., Secured Notes, 8.75%, due 6/1/20	659	ñ
		2,144
Gaming (0.3%)
1,000	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,065

Health Facilities (0.4%)
975	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	985	ñ
660	Tenet Healthcare Corp., Senior Secured Notes, 3.79%, due 6/15/20	679	ñµ
		1,664
Media Content (0.1%)
690	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	605

Packaging (0.2%)
695	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	692	ñ

Telecom - Satellite (0.2%)
690	Intelsat Luxembourg SA, Guaranteed Notes, 6.75%, due 6/1/18	645

	Total Corporate Debt Securities (Cost $11,751)	11,084

Asset-Backed Securities (1.4%)
640	ACAS CLO Ltd., Ser. 2015-2A, Class E, 6.20%, due 10/28/27	605	ñµØ
815	Babson CLO Ltd., Ser. 2015-2A, Class E, 5.84%, due 7/20/27	771	ñfµØ
325	Babson CLO Ltd., Ser. 2015-2A, Class F, 7.04%, due 7/20/27	292	ñfµØ
1,125	Benefit Street Partners CLO Ltd., Ser. 2015-VIIA, Class D, 5.63%, due 7/18/27	1,066	ñ
320	Carlyle Global Market Strategies CLO Ltd., Ser. 2015-3A, Class E, 7.63%, due 7/28/28	300	ñµØ
650	Cumberland Park CLO Ltd., Ser. 2015-2A, Class E, 5.30%, due 7/20/26	588	ñfµØ
485	Cumberland Park CLO Ltd., Ser. 2015-2A, Class F, 6.85%, due 7/20/26	421	ñfµØ
1,450	LCM Ltd. Partnership, Ser. 19A, Class E2, 5.98%, due 7/15/27	1,376	ñ

	Total Asset-Backed Securities (Cost $5,388)	5,419

NUMBER OF SHARES

Short-Term Investments (6.6%)
34	State Street Institutional Government Money Market Fund Premier Class	0
24,806,823	State Street Institutional Treasury Money Market Fund Premier Class	24,807	@

	Total Short-Term Investments (Cost $24,807)	24,807

	Total Investments (102.9%) (Cost $394,522)	390,349	##

	Liabilities, less cash, receivables and other assets [(2.9%)]	(11,080)

	Total Net Assets (100.0%)	$379,269

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Funda
(Unaudited) 7/31/15
PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Bank Loan Obligationsµ (8.2%)

Aerospace & Defense (0.4%)
1,676	Transdigm Inc., First Lien Term Loan D, 3.75%, due 6/4/21	1,672
11,264	Transdigm Inc., Term Loan E, 3.50%, due 5/16/22	11,200	¢^^
		12,872
All Telecom (0.3%)
9,551	Level 3 Financing, Inc., First Lien Term Loan B-2, 4.00%, due 1/15/20	9,572	¢^^

Automotive (0.1%)
1,642	Chrysler Automotive, First Lien Term Loan B, 3.50%, due 5/24/17	1,641

Business Equipment & Services (0.6%)
1,676	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	1,666
12,134	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	12,018
4,885	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	4,905
		18,589
Cable & Satellite Television (3.4%)
33,436	Charter Communications Operating Holding LLC, First Lien Unsecured Bridge Loan, due 5/23/16	33,436	Ñf¢^^††
46,656	Charter Communications Operating LLC, Secured Bridge Loan, due 5/23/16	46,656	Ñf¢^^††
27,216	Charter Communications Operating LLC, Unsecured Bridge Loan, due 5/23/16	27,216	Ñf¢^^††
7,255	Charter Communications Operating LLC, First Lien Term Loan I, due 1/23/23	7,271	¢^^
		114,579
Conglomerates (0.2%)
7,821	Spectrum Brands, Inc., First Lien Term Loan 1, 3.75%, due 6/23/22	7,844	¢^^

Containers & Glass Products (0.2%)
6,670	Berry Plastics, First Lien Term Loan E, 3.75%, due 1/6/21	6,665	¢^^

Drugs (0.2%)
8,329	Valeant Pharmaceuticals, First Lien Term Loan F1, 4.00%, due 4/1/22	8,354	¢^^

Electronics - Electrical (0.8%)
8,212	Avago Technologies, Term Loan, 3.75%, due 5/6/21	8,221
7,420	CommScope, First Lien Term Loan B-1, 3.75%, due 12/29/22	7,429	¢^^
4,432	Datatel-Sophia LP, First Lien Term Loan B-1, 4.00%, due 7/19/18	4,436
4,336	Freescale Semiconductor, First Lien Term Loan B4, 4.25%, due 2/28/20	4,342
4,025	Riverbed Technology, Term Loan, 6.00%, due 4/25/22	4,069
		28,497
Financial Intermediaries (0.4%)
5,945	First Data Corporation, First Lien Term Loan B, 3.94%, due 6/23/22	5,941
7,170	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	6,853	¢^^
		12,794
Food Service (0.1%)
4,987	Aramark Corporation, First Lien Term Loan F, 3.25%, due 2/24/21	4,979

Health Care (0.2%)
6,535	Alere Inc., First Lien Term Loan B-1, 4.25%, due 6/20/22	6,560
1,689	dj Orthopedics LLC, First Lien Term Loan B-1, 4.25%, due 6/8/20	1,690
		8,250
Lodging & Casinos (0.4%)
8,469	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	8,418
3,215	MTR Gaming Group, First Lien Term Loan B, due 7/8/22	3,221	Ñ¢^^
1,676	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	1,682
		13,321
Publishing (0.1%)
4,298	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	4,303

Radio & Television (0.2%)
838	Univision Communications Inc., First Lien Term Loan C-3, 4.00%, due 3/1/20	837
5,825	Univision Communications Inc., First Lien Term Loan C4, 4.00%, due 3/1/20	5,818
		6,655
Retailers (except food & drug) (0.5%)
15,322	PetSmart Inc., Term Loan B-1, 4.25%, due 3/11/22	15,370

Support - Services (0.1%)
1,676	Acosta Inc., First Lien Term Loan B-1, 4.25%, due 9/26/21	1,673

	Total Bank Loan Obligations (Cost $275,149)	275,958

Corporate Debt Securities (92.2%)

Advertising (1.5%)
17,095	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	17,960
4,150	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	4,264
8,215	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	8,564
19,295	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	19,030	ñ
		49,818
Aerospace & Defense (0.1%)
5,015	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	4,520

Auto Parts & Equipment (0.3%)
1,735	Goodyear Tire & Rubber Co., Guaranteed Notes, 8.25%, due 8/15/20	1,813
8,755	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	8,832	ñ
		10,645
Automakers (0.9%)
28,760	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	31,133	@

Banking (3.6%)
5,000	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	5,013
2,370	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	2,474
12,195	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	13,049	@
9,855	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	9,927
21,230	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	25,051
2,550	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, due 9/30/24	2,579
8,085	Ally Financial, Inc., Senior Unsecured Notes, 8.00%, due 11/1/31	10,106
1,110	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	1,149
2,150	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	2,231
14,185	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	15,284	ñ
23,205	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	23,321	@
11,450	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	12,101
		122,285
Beverages (0.2%)
1,985	Constellation Brands, Inc., Guaranteed Notes, 3.88%, due 11/15/19	2,030
1,655	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	1,655
3,050	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	3,111
		6,796
Building & Construction (1.9%)
4,880	D.R. Horton, Inc., Guaranteed Notes, 4.00%, due 2/15/20	4,978
5,540	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	5,498
9,470	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	10,086
6,165	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	6,412
9,650	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	9,668
1,435	Pulte Homes, Inc., Guaranteed Notes, 6.00%, due 2/15/35	1,399
4,430	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	4,485
3,065	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	3,609
14,455	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	14,419	ñ
2,683	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.63%, due 3/1/24	2,609	ñ
		63,163
Building Materials (0.7%)
815	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	839	ñ
3,430	Masco Corp., Senior Unsecured Notes, 5.95%, due 3/15/22	3,790
14,520	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	16,517	@**
2,950	USG Corp., Guaranteed Notes, 5.50%, due 3/1/25	2,957	ñ
		24,103
Cable & Satellite Television (4.6%)
23,265	Altice SA, Guaranteed Notes, 7.75%, due 5/15/22	23,352	ñ
5,375	Altice SA, Guaranteed Notes, 7.63%, due 2/15/25	5,267	ñ
1,607	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	1,669
1,870	CCO Holdings LLC, Guaranteed Notes, 5.13%, due 5/1/23	1,854	ñ
11,037	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	11,120	ñ
4,477	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	4,158	ñ
5,075	CSC Holdings, Inc., Senior Unsecured Notes, 7.63%, due 7/15/18	5,595
2,500	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	2,566
1,200	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	1,221
9,850	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	9,973
14,239	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	15,058
15,285	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	14,826
5,562	Lynx I Corp., Senior Secured Notes, 5.38%, due 4/15/21	5,722	ñ
10,015	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	10,165	ñ
23,835	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	24,228	ñ@
4,265	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	4,337	ñ
7,975	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	8,095	ñ
4,420	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	4,681
		153,887
Chemicals (1.7%)
11,190	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	10,966	@
6,405	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	6,716
2,060	Huntsman Int'l LLC, Guaranteed Notes, 5.13%, due 11/15/22	1,988	ñ
5,525	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	3	‡
5,525	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	4,793
2,970	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	2,940	ñ
21,595	PQ Corp., Secured Notes, 8.75%, due 11/1/18	22,027	ñ
6,360	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	6,773	ñ
		56,206
Consumer - Commercial Lease Financing (4.4%)
5,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	4,975	Ø
15,820	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	15,856	Ø
19,575	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	19,869	Ø
4,195	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	4,378
9,805	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	10,920
4,910	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	4,965
15,525	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	16,920
8,260	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	10,160
1,365	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 8/15/22	1,488
29,535	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	28,169
7,575	Navient Corp., Senior Unsecured Notes, 5.88%, due 3/25/21	7,102
3,150	SLM Corp., Senior Unsecured Medium-Term Notes, 6.25%, due 1/25/16	3,181
3,900	SLM Corp., Senior Unsecured Medium-Term Notes, 4.63%, due 9/25/17	3,880
10,345	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	10,164
8,585	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	7,684
		149,711
Discount Stores (0.3%)
9,995	Dollar Tree, Inc., Guaranteed Notes, 5.75%, due 3/1/23	10,545	ñ

Electric - Generation (2.5%)
3,680	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	3,892	ñ
4,890	Calpine Corp., Senior Unsecured Notes, 5.38%, due 1/15/23	4,780
3,940	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	4,068	ñ
10,910	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	11,835
18,776	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	19,555
26,625	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	28,039
13,350	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	13,384
		85,553
Electric - Integrated (0.6%)
4,280	PPL Energy Supply LLC, Senior Unsecured Notes, 6.50%, due 6/1/25	4,194	ñ
15,815	RJS Power Holdings LLC, Guaranteed Notes, 4.63%, due 7/15/19	15,341	ñ
		19,535
Electronics (0.9%)
6,105	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	5,838
3,120	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	3,221
8,485	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	8,602
9,760	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	10,199	ñ
1,613	NXP BV/NXP Funding LLC, Guaranteed Notes, 3.75%, due 6/1/18	1,633	ñ
		29,493
Energy - Exploration & Production (6.9%)
8,640	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	7,409
14,855	California Resources Corp., Guaranteed Notes, 5.50%, due 9/15/21	12,255
6,215	California Resources Corp., Guaranteed Notes, 6.00%, due 11/15/24	4,941
9,880	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	8,843
1,465	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	1,264
23,400	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	18,720
33,175	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	23,886
6,455	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	6,681
2,690	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 6.38%, due 6/15/23	2,535	ñ
22,972	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	10,337
11,345	EXCO Resources, Inc., Guaranteed Notes, 8.50%, due 4/15/22	3,857
4,885	Halcon Resources Corp., Secured Notes, 8.63%, due 2/1/20	4,665	ñ
1,975	Laredo Petroleum, Inc., Guaranteed Notes, 5.63%, due 1/15/22	1,901
38,390	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	23,250
8,715	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	5,400
22,035	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	12,890
19,480	Linn Energy LLC, Guaranteed Notes, 6.50%, due 9/15/21	11,201
14,483	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	14,338
12,345	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	11,357
6,000	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	1,988
7,910	SandRidge Energy, Inc., Secured Notes, 8.75%, due 6/1/20	6,130	ñ
22,966	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	6,890
17,700	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	5,310
17,285	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	5,272
7,055	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	6,773
1,845	Whiting Petroleum Corp., Guaranteed Notes, 6.25%, due 4/1/23	1,799
8,315	WPX Energy, Inc., Senior Unsecured Notes, 6.00%, due 1/15/22	7,775
7,480	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 9/15/24	6,414
		234,081
Food & Drug Retailers (0.6%)
6,195	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	6,731
10,775	Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	11,448
3,320	Rite Aid Corp., Guaranteed Notes, 6.13%, due 4/1/23	3,449	ñ
		21,628
Food - Wholesale (0.7%)
22,995	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	22,305	ñ

Gaming (7.6%)
6,143	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	6,527
3,395	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	3,514
34,375	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	35,449
5,255	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	5,475
18,860	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	20,298	ñ
1,605	Int'l Game Technology PLC, Senior Secured Notes, 6.50%, due 2/15/25	1,539	ñ
6,340	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	6,847
10,430	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	10,821
12,505	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	14,099
3,965	MGM Resorts Int'l, Guaranteed Notes, 6.00%, due 3/15/23	4,034
7,445	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	7,464	ñ
25,830	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	27,218
14,215	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	15,139
12,055	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	12,567	ñ
9,510	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	10,259
6,315	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	7,073
4,890	Scientific Games Int'l, Inc., Guaranteed Notes, 6.25%, due 9/1/20	3,892
7,850	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	6,241
4,265	Scientific Games Int'l, Inc., Senior Secured Notes, 7.00%, due 1/1/22	4,420	ñ
34,065	Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	33,043
15,510	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	16,557
1,520	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 4.25%, due 5/30/23	1,397	ñ
1,520	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 5.50%, due 3/1/25	1,463	ñ
		255,336
Gas Distribution (7.6%)
18,200	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	19,065
15,491	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	16,476
8,644	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	9,075
13,430	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.25%, due 4/1/23	13,497	ñ
2,125	DCP Midstream LLC, Senior Unsecured Notes, 5.35%, due 3/15/20	2,094	ñ
2,660	DCP Midstream LLC, Senior Unsecured Notes, 4.75%, due 9/30/21	2,517	ñ
27,630	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	26,628
5,035	DCP Midstream Operating L.P., Guaranteed Notes, 5.60%, due 4/1/44	4,157
2,360	Duke Energy Corp., Senior Unsecured Notes, 8.13%, due 8/16/30	2,517
7,760	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	8,691
8,280	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	8,425
13,325	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	13,425
1,990	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 5.50%, due 2/15/23	2,040
6,998	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.50%, due 7/15/23	6,806
11,680	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.88%, due 12/1/24	11,388
3,585	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.88%, due 6/1/25	3,486
3,600	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	3,762
6,135	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	6,150
2,905	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.85%, due 7/15/18	3,058	ñ
3,130	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	3,161	ñ
4,395	Rockies Express Pipeline LLC, Senior Unsecured Notes, 7.50%, due 7/15/38	4,648	ñ
5,450	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.88%, due 4/15/40	5,641	ñ
5,075	Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 11/15/23	4,821	ñ
2,935	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	2,994
2,960	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 4/15/23	2,960
10,285	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	10,227
22,085	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 3/1/25	21,754	ñ
4,397	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	4,716
1,935	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 5.75%, due 3/1/25	1,930
5,405	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 5.00%, due 1/15/18	5,594	ñ
6,465	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	6,465	ñ
8,405	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	7,775
2,490	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	2,577	ñ
6,685	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	6,986	ñ
		255,506
Health Facilities (5.7%)
9,195	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	9,457
4,670	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	4,787
5,220	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	5,487
4,720	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	4,897
9,180	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	9,823
8,400	Columbia/HCA Corp., Guaranteed Notes, 7.69%, due 6/15/25	9,513
1,370	Columbia/HCA Corp., Guaranteed Unsecured Notes, 7.05%, due 12/1/27	1,432
5,340	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	5,381
4,525	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.00%, due 5/1/25	4,474
4,795	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	5,107
11,975	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	12,147
8,465	HCA, Inc., Senior Secured Notes, 4.25%, due 10/15/19	8,714
11,105	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	12,417
1,140	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	1,250
1,710	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	1,755
10,715	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	11,157
4,230	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	4,326
22,460	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	23,386	@
11,760	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	12,113
8,775	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	9,279
6,590	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	6,837
8,490	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	9,275
3,705	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	3,918
5,860	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	6,373
6,285	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	7,012
3,608	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	3,391
		193,708
Health Services (0.3%)
5,190	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	5,242	ñ
5,595	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	5,917
		11,159
Investments & Misc. Financial Services (0.8%)
2,865	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	2,895
6,965	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	7,182
18,580	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	17,419
		27,496
Machinery (1.1%)
15,290	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	16,857
5,335	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	5,509
6,800	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	6,817
6,760	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	7,098
		36,281
Media - Diversified (1.4%)
11,695	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	11,946
12,430	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	12,958
4,540	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	4,733
1,460	Gannett Co., Inc., Guaranteed Notes, 4.88%, due 9/15/21	1,464	ñ
945	Gannett Co., Inc., Guaranteed Notes, 5.50%, due 9/15/24	950	ñ
9,845	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	10,172
4,775	Liberty Media Corp., Senior Unsecured Notes, 8.50%, due 7/15/29	5,181
		47,404
Media Content (2.9%)
5,581	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	6,028
17,840	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	15,632
6,460	iHeartCommunications, Inc., Senior Unsecured Notes, 10.00%, due 1/15/18	5,168
3,478	iHeartCommunications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	3,113
840	iHeartCommunications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	807
24,658	iHeartCommunications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	23,548
5,535	iHeartCommunications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	4,234
1,355	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	1,350	ñ
5,930	Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	6,227	ñ
15,645	Tribune Media Co., Guaranteed Notes, 5.88%, due 7/15/22	16,047	ñ
10,349	Univision Communications, Inc., Senior Secured Notes, 6.75%, due 9/15/22	11,125	ñ
3,925	Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	3,935	ñ
		97,214
Medical Products (2.7%)
5,190	Alere, Inc., Guaranteed Notes, 6.50%, due 6/15/20	5,398
9,105	Alere, Inc., Guaranteed Notes, 6.38%, due 7/1/23	9,469	ñ
13,895	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	14,277	ñ
4,525	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	4,944	ñ
3,680	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	3,754	ñ
2,825	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	3,051	ñ
7,565	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	7,565	ñ
10,480	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	11,580	ñ
4,450	Fresenius US Finance II, Inc., Guaranteed Notes, 4.25%, due 2/1/21	4,528	ñ
4,385	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	4,538	ñ
4,315	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 4.88%, due 4/15/20	4,441	ñ
16,065	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.50%, due 4/15/25	16,165	ñ
		89,710
Metals - Mining Excluding Steel (0.8%)
3,960	Alcoa, Inc., Senior Unsecured Notes, 5.13%, due 10/1/24	3,980
315	Alcoa, Inc., Senior Unsecured Notes, 5.95%, due 2/1/37	312
27,010	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	20,983
2,890	FMG Resources (August 2006) Pty Ltd., Senior Secured Notes, 9.75%, due 3/1/22	2,652	ñ
		27,927
Oil Field Equipment & Services (0.1%)
2,000	Transocean, Inc., Guaranteed Notes, 3.00%, due 10/15/17	1,876	**

Packaging (1.5%)
3,730	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	3,821
3,075	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	3,060	ñ
7,160	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	7,124	ñ
1,824	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	1,888
5,605	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.00%, due 1/15/22	5,605	ñ
10,464	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	11,007
4,545	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	4,715
5,875	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	6,140
5,725	Sealed Air Corp., Senior Unsecured Notes, 5.50%, due 9/15/25	5,847	ñ
		49,207
Personal & Household Products (0.2%)
3,640	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	3,729
2,580	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/24/22	2,632
		6,361
Pharmaceuticals (3.4%)
3,050	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.75%, due 1/15/22	3,252	ñ
18,085	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	18,277	ñ
7,510	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 7/15/23	7,829	ñ
9,620	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	10,245	ñ
1,690	Par Pharmaceutical Cos., Inc., Guaranteed Notes, 7.38%, due 10/15/20	1,794
3,370	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.75%, due 8/15/18	3,541	ñ
5,135	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.50%, due 3/1/23	5,251	ñ
24,560	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 5.88%, due 5/15/23	25,540	ñ
13,340	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.13%, due 4/15/25	13,940	ñ
24,187	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	25,487	ñ
		115,156
Printing & Publishing (2.0%)
2,516	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	2,758
21,035	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	24,032	@
17,115	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	19,426
10,620	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	12,001
4,775	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	4,930
4,365	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	4,409
		67,556
Real Estate Dev. & Mgt. (0.2%)
1,490	CBRE Services, Inc., Guaranteed Notes, 5.00%, due 3/15/23	1,523
5,310	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	5,609	ñ
		7,132
Recreation & Travel (0.7%)
5,845	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	6,057
5,690	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	5,889	ñ
11,715	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	12,066	ñ
		24,012
Software - Services (4.7%)
11,469	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	12,731
41,612	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	48,166
4,910	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	5,475
4,316	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	4,899
8,215	Infor Software Parent LLC/Infor Software Parent, Inc., Guaranteed Notes, 7.13% Cash/7.88% PIK, due 5/1/21	8,071	ñc
14,005	Infor US, Inc., Guaranteed Notes, 6.50%, due 5/15/22	14,320	ñ
9,080	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	9,259	ñ
9,435	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	9,576	ñ
9,000	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63% Cash/10.38% PIK, due 12/1/18	9,090	ñc
15,580	Sophia, L.P./Sophia Finance, Inc., Guaranteed Notes, 9.75%, due 1/15/19	16,632	ñ
1,887	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	1,947
8,145	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	8,542
11,115	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	9,753
		158,461
Specialty Retail (0.8%)
14,300	Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	15,122	ñ
3,133	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	3,685
5,292	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	5,689	@
3,890	QVC, Inc., Senior Secured Notes, 5.45%, due 8/15/34	3,592
		28,088
Steel Producers - Products (0.5%)
2,614	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 8/5/20	2,640	**
15,225	ArcelorMittal, Senior Unsecured Notes, 7.75%, due 10/15/39	14,692	**
		17,332
Support - Services (4.2%)
6,045	Abengoa Finance SAU, Guaranteed Notes, 8.88%, due 11/1/17	5,773	ñ
5,140	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	5,121
6,325	ADT Corp., Senior Unsecured Notes, 4.88%, due 7/15/42	4,934
7,755	AECOM Technology Corp., Guaranteed Notes, 5.88%, due 10/15/24	7,871	ñ
21,645	Anna Merger Sub, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	21,374	ñ
25,285	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	22,946	@
4,765	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	4,848
16,008	IHS, Inc., Guaranteed Notes, 5.00%, due 11/1/22	16,028	ñ
5,170	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	5,416
30,860	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	31,091
3,997	RSC Equipment Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	4,254
4,724	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	4,978
5,860	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	6,234
2,365	United Rental N.A., Inc., Guaranteed Notes, 5.75%, due 11/15/24	2,312
		143,180
Technology Hardware & Equipment (0.6%)
5,730	CommScope Technologies Finance LLC, Senior Secured Notes, 6.00%, due 6/15/25	5,658	ñ
2,325	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	2,296	ñ
5,025	CommScope, Inc., Guaranteed Notes, 5.50%, due 6/15/24	4,918	ñ
2,895	NCR Corp., Guaranteed Notes, 4.63%, due 2/15/21	2,893
1,805	NCR Corp., Guaranteed Notes, 5.88%, due 12/15/21	1,868
4,110	Project Homestake Merger Corp., Guaranteed Notes, 8.88%, due 3/1/23	3,864	ñ
		21,497
Telecom - Satellite (1.0%)
6,629	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	7,275
9,035	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	8,877	ñ
1,440	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	1,303
10,185	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	8,097
9,570	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	7,608
		33,160
Telecom - Wireless (5.6%)
9,305	Communications Sales & Leasing, Inc., Guaranteed Notes, 8.25%, due 10/15/23	8,910	ñ
10,735	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	11,016
10,145	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	10,551
3,910	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	4,086
10,395	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	8,810
24,143	Sprint Capital Corp., Guaranteed Unsecured Notes, 8.75%, due 3/15/32	22,845	@
17,650	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	16,878
20,400	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	19,537
815	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	746
7,270	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	8,142	ñ
14,045	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	14,795
7,050	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	7,464
3,740	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	3,908
3,680	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	3,901
8,680	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	9,049
5,125	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	5,484
2,235	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	2,360
4,830	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	5,065
19,975	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	20,424	ñ
4,790	Wind Acquisition Finance SA, Secured Notes, 7.38%, due 4/23/21	5,077	ñ
		189,048
Telecom - Wireline Integrated & Services (2.4%)
10,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	10,212
3,065	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	3,126
3,795	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	3,804
2,080	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	1,851
16,642	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	15,186
10,725	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	11,720
12,320	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	13,152
2,900	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 6.00%, due 9/30/34	2,871
5,375	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	5,382	ñ
6,005	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	5,900
10,985	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	9,167
		82,371
Theaters & Entertainment (1.0%)
19,691	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	20,675	ñ
2,790	AMC Entertainment, Inc., Guaranteed Notes, 5.75%, due 6/15/25	2,776
8,991	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	9,216
		32,667

	Total Corporate Debt Securities (Cost $3,211,237)	3,114,252

NUMBER OF SHARES

Short-Term Investments (3.3%)
110,860,346	State Street Institutional Liquid Reserves Fund Premier Class (Cost $110,860)	110,860	@

	Total Investments (103.7%) (Cost $3,597,246)	3,501,070	##

	Liabilities, less cash, receivables and other assets [(3.7%)]	(126,029)

	Total Net Assets (100.0%)	$3,375,041

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Municipal Notes (97.1%)

Arizona (1.8%)
400	Salt Verde Fin. Corp. Sr. Gas Rev., Ser. 2007, (LOC: Citibank, N.A.), 5.00%, due 12/1/37	439	@

California (12.3%)
500	Burbank Unified Sch. Dist. G.O., Ser. 2015-A, 0.00%, due 8/1/31	363	g
500	California Muni. Fin. Au. Charter Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	502	ß@
400	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	401	ñß
500	California Statewide CDA Rev. Ref. (Loma Linda Univ. Med. Ctr.), Ser. 2014-A, 5.25%, due 12/1/29	545	ß
130	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.25%, due 9/1/21	137
145	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/25	152
400	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/38	407	ñØ
400	Golden St. Tobacco Securitization Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2007-A-1, 5.00%, due 6/1/33	333
250	Murrieta Valley Unified Sch. Dist. G.O. (Election 2014), Ser. 2015-A, (AGM Insured), 0.00%, due 9/1/31	121
		2,961
Florida (3.9%)
500	Brevard Co. Hlth. Care Facs. Au. Rev. Ref. (Hlth. First, Inc.), Ser. 2014, 5.00%, due 4/1/39	536	ß
400	Greater Orlando Aviation Au. Arpt. Facs. Ref. Rev. (Jetblue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	406	ß@
		942
Georgia (3.3%)
300	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	300	#ßØ
500	Private Colleges & Univ. Au. Rev. (Mercer Univ. Proj.), Ser. 2015, 4.25%, due 10/1/35	495	ß
		795
Illinois (10.9%)
500	Chicago Ref. G.O., Ser. 2002-B, 5.25%, due 1/1/28	488	@
420	Chicago Ref. G.O., Ser. 2003-B, 5.00%, due 1/1/26	410
155	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/27	167
250	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2010-A, 4.00%, due 1/1/19	262	@
25	Illinois St. G.O., Ser. 2005, (AMBAC Insured), 5.00%, due 4/1/25	25
190	Illinois St. Unrefunded G.O., Ser. 2003, 5.00%, due 6/1/28	190
115	Illinois St. G.O., Ser. 2004-A, 5.00%, due 3/1/34	115
150	Illinois St. G.O., Ser. 2006, 5.50%, due 1/1/30	168
250	Illinois St. G.O., Ser. 2009, 5.25%, due 4/1/28	256
40	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	43
500	Illinois St. G.O., Ser. 2014, 5.00%, due 2/1/39	503
		2,627
Indiana (4.1%)
500	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/43	549	ß
400	Richmond Hosp. Au. Rev. Ref. (Reid Hosp. & Hlth. Care), Ser. 2015-A, 5.00%, due 1/1/39	435	ß
		984
Iowa (1.7%)
400	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/32	403	ß

Kentucky (1.7%)
400	Ohio Co. PCR Ref. (Big Rivers Electirc Corp.), Ser. 2010-A, 6.00%, due 7/15/31	412	ß

Maine (2.2%)
500	Maine Hlth. & Higher Ed. Facs. Au. Rev. (Eastern Maine Med. Ctr. Obligated Group), Ser. 2013, 5.00%, due 7/1/33	528	ß@

Maryland (1.6%)
400	Howard Co. Retirement Comm. Rev. Ref. (Vantage House Fac.), Ser. 2007-A, 5.25%, due 4/1/33	388	ß@

Michigan (1.7%)
400	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	401	@

Minnesota (1.2%)
300	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/35	300	ß

Missouri (1.2%)
300	Bridgeton Ind. Dev. Au. Ref. Rev. (Hilltop Comm. Imp. Dist. Proj.), Ser. 2015-A, 4.25%, due 5/1/35	296

New Jersey (4.7%)
200	Casino Reinvestment Dev. Au. Luxury Tax Rev. Ref., Ser. 2014, 5.00%, due 11/1/23	213	@
350	New Jersey Econ. Dev. Au. Rev. Ref. (Sch. Facs. Construction), Ser. 2014-PP, 5.00%, due 6/15/26	369	@
500	Salem Co. Poll. Ctrl. Fin. Au. Rev. (Chambers Proj.), Ser. 2014-A, 5.00%, due 12/1/23	542	ß
		1,124
New Mexico (2.1%)
500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond), Ser. 2015, 5.25%, due 5/1/25	501	#

New York (10.8%)
400	New York City IDA Civic Fac. Rev. (Vaughn College Aeronautics & Technology), Ser. 2006-B, 5.25%, due 12/1/36	412	ß
250	New York City IDA Spec. Fac. Rev. (British Airways PLC Proj.), Ser. 1998, 5.25%, due 12/1/32	251	ß@
400	New York Liberty Dev. Corp. Ref. Rev. (3 World Trade Ctr. Proj.), Ser. 2014-1, 5.00%, due 11/15/44	402	ñß@
400	New York Liberty Dev. Corp. Rev. (Goldman Sachs Headquarters), Ser. 2005, 5.25%, due 10/1/35	466	ß@
400	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Joseph’s College), Ser. 2010, 5.25%, due 7/1/25	414	ß
250	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Energy Proj.), Ser. 2012-A, 5.25%, due 11/1/42	256	ñß@
400	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	401	ñß
		2,602
North Carolina (1.1%)
250	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/37	255	ß@

Ohio (6.7%)
500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	400	@
250	Ohio St. Air Quality Dev. Au. Poll. Ctrl. Facs. Ref. Rev. (First Energy Nuclear Generation LLC), Ser. 2010-A, 3.13%, due 7/1/33 Putable 7/1/18	252	ß
500	Ohio St. Private Activity Rev. (Portsmouth Bypass Proj.), Ser. 2015, (AGM Insured), 5.00%, due 12/31/29	560	ß
400	Ohio St. Wtr. Dev. Au. Poll Ctrl. Facs. Rev. Ref. (First Energy Nuclear Generation Proj.), Ser. 2010-A, 3.75%, due 7/1/33 Putable 7/1/20	407	µß
		1,619
Oklahoma (1.7%)
400	Oklahoma St. Dev. Fin. Au. First Mtge. Rev. (Sommerset Proj.), Ser. 2015, 5.00%, due 7/1/35	405	ßØ

Pennsylvania (6.7%)
250	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2015, 5.25%, due 7/1/35	248	ß
150	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.), Ser. 2015, 5.50%, due 7/1/45	149	ß
400	Latrobe Ind. Dev. Au. (St. Vincent College Proj.), Ser. 2013, 5.00%, due 5/1/43	413	ß
250	Montgomery Co. Ind. Dev. Au. Hlth. Sys. Rev. Ref. (Albert Einstein Heath Care Network), Ser. 2015-A, 5.25%, due 1/15/36	266	ß
500	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2015, 5.00%, due 12/31/38	525	ß
		1,601
Texas (7.2%)
400	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/38	406	ß@
400	Houston Arpt. Sys. Rev. (AMT), Ser. 2015-B-1, 5.00%, due 7/15/30	415	ß@
500	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/47	512	ß
400	Tarrant Co. Cultural Ed. Fac. Rev. (Buckingham Sr. Living Comm. Proj.), Ser. 2015-B-1, 4.50%, due 11/15/21	400	Ø
		1,733
Vermont (1.7%)
400	Vermont Std. Assist. Corp. Ed. Loan Rev., Ser. 2015-A, 4.13%, due 6/15/28	402

Virgin Islands (0.9%)
200	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	217

Virginia (0.8%)
200	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/35	203	ñß

Washington (1.8%)
440	Washington Hlth. Care Facs. Au. Ref. Rev. (Cent Hlth. Svcs. Assoc.), Ser. 2015, 4.00%, due 7/1/36	421	ß

Wisconsin (3.3%)
400	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/30	400	ñß
400	Pub. Fin. Au. Multi-Family Hsg. Mtge. Rev. (Trinity Affordable Section 8 Assisted Apts. Proj.), Ser. 2015-A, 4.50%, due 7/1/33	396	ß
		796
	Total Investments (97.1%) (Cost $23,297)	23,355	##

	Cash, receivables and other assets, less liabilities (2.9%)	708

	Total Net Assets (100.0%)	$24,063

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

Municipal Notes (95.4%)

Alaska (1.6%)
2,100	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/25	2,486

Arizona (0.4%)
575	Tucson Cert. of Participation Ref., Ser. 2014, (AGM Insured), 4.00%, due 7/1/21	636

Arkansas (0.8%)
1,145	Springdale Sales & Use Rev., Ser. 2012, 3.00%, due 11/1/21	1,197

California (10.0%)
675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	771
2,000	California G.O. Ref., Ser. 2013, 5.00%, due 11/1/25	2,406
1,040	California St. Hlth. Facs. Fin. Au. Ref. Rev. (NCROC - Paradise Valley Estates Proj.), Ser. 2013, 3.00%, due 1/1/21	1,100	ß
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,077	µß
500	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	569	ß
250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	283	ß
795	Inglewood Pub. Fin. Au. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	824
1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,530
200	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/27	217
300	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/28	322
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,081
1,500	San Francisco City & Co. G.O. Ref., Ser. 2015-R1, 4.00%, due 6/15/30	1,610
1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,781
740	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	513
645	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	427
440	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 2.63%, due 6/1/21	452
		15,963
Colorado (0.8%)
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	755
500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	534
		1,289
District of Columbia (1.3%)
460	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/21	527	ß
350	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/22	407	ß
1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,147	ß
		2,081
Florida (11.7%)
700	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/30	724
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,084
2,300	Collier Co. Gas Tax Ref. Rev., Ser. 2012, 5.00%, due 6/1/16	2,386
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,481
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,439	µ
900	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,028
2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/32	2,050
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,166
750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	750
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,399	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,747	ß
2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,083
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,366
		18,703
Georgia (4.4%)
1,000	Bartow Co. Dev. Au. Rev. (Georgia Pwr. Co. Plant Bowen), Ser. 1997, 2.38%, due 9/1/29 Putable 8/10/17	1,025	µß
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,907	ß
1,000	Forsyth Co. G.O. Ref., Ser. 2015-B, 5.00%, due 3/1/27	1,217
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,238
500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	506	µß
500	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.), Ser. 2014, 5.00%, due 4/1/22	564	ß
540	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.), Ser. 2014, 5.00%, due 4/1/25	612	ß
		7,069
Illinois (7.9%)
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,069
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,657
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.35%, due 12/1/29	1,096
1,195	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.63%, due 12/1/32	1,316
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,202
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	511
1,000	Illinois St. G.O., Ser. 2013, 5.50%, due 7/1/25	1,098
1,000	Illinois St. G.O., Ser. 2014, 4.00%, due 2/1/23	1,013
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	507
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	541
950	Springfield G.O., Ser. 2014, 4.25%, due 12/1/27	1,012
1,415	Springfield G.O., Ser. 2014, 5.00%, due 12/1/28	1,592
		12,614
Indiana (5.0%)
1,000	Boone Co. Hosp. Assoc. Lease Rev., Ser. 2005, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/10/17	1,003
500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	529	ß
2,225	Indiana St. Fin. Au. Env. Rev. (So. Indiana Gas & Elec. Co.), Ser. 2013-E, 1.95%, due 5/1/37 Putable 9/14/17	2,257	µß
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,830
940	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,081
1,200	Rockport PCR Ref. Rev. (Indiana Michigan Pwr. Co. Proj.), Ser. 2009-A, 1.75%, due 6/1/25 Putable 6/1/18	1,206	µß
		7,906
Kansas (0.5%)
720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	737	ß

Louisiana (1.5%)
1,280	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Plaquemines Proj.), Ser. 2012, (AGM Insured), 4.00%, due 9/1/21	1,387
395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	423
500	New Orleans Swr. Svc. Ref. Rev., Ser. 2014, 5.00%, due 6/1/23	581
		2,391
Maryland (1.6%)
2,540	Maryland St. Trans. Au. Facs. Proj. Rev. Ref., Ser. 2012, 3.00%, due 7/1/16	2,599

Massachusetts (1.5%)
1,500	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/19	1,634
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	332
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	504	ß
		2,470
Michigan (2.3%)
2,000	Brighton Area Sch. Dist. G.O. (Sch. Bldg. & Site), Ser. 2013-II, 5.00%, due 5/1/20	2,273
425	L'Anse Creuse Pub. Schs. G.O. Ref., Ser. 2015, 5.00%, due 5/1/21	495
900	Michigan St. Hosp. Fin. Au. Rev. (Ascension Hlth. Credit Group), Ser. 2010-F4, 1.95%, due 11/15/47 Putable 4/1/20	916	µß
		3,684
Minnesota (1.4%)
1,080	Rochester G.O. (Lodging Tax), Ser. 2015-A, 5.00%, due 2/1/23	1,304
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	853
		2,157
Mississippi (1.7%)
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,205
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,495
		2,700
Montana (1.3%)
2,000	Livingston Rev. RANS (Livingston Healthcare Proj.), Ser. 2013, 2.00%, due 12/1/15	2,000	ß

Nevada (0.5%)
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	848

New Jersey (3.0%)
305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	336
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	164
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,076
1,000	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	1,081
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,098
360	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/20	383
370	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/21	394
295	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/23	330
		4,862
New York (9.9%)
250	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/24	292	ß
365	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/25	421	ß
390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/26	447	ß
880	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	983
485	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	529
500	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/22	541
520	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	566
1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,066
1,170	New York City Transitional Fin. Au. Ref. Rev. (Future Tax Secured), Ser. 2015-C, 5.00%, due 11/1/18	1,320
1,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/25	1,199
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	2,326
1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,166
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	850
1,000	Rockland Co. G.O., Ser. 2014-A, (AGM Insured), 5.00%, due 3/1/16	1,024
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,186
850	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	916	ß
		15,832
North Carolina (1.1%)
600	Greensboro Enterprise Sys. Rev. Ref., Ser. 2015, 5.00%, due 6/1/20	700
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	743
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	326	ß
		1,769
Ohio (0.9%)
450	Lorain G.O., Ser. 2013, (AGM Insured), 3.63%, due 12/1/25	462
900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	928
		1,390
Oregon (0.1%)
145	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	145

Pennsylvania (4.0%)
1,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	1,037
1,285	Pennsylvania St. HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,296
1,870	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	2,014
2,000	Pocono Mountain Sch. Dist. G.O. Ref., Ser. 2015, (BAM Insured), 4.00%, due 10/1/16	2,075
		6,422
Rhode Island (3.3%)
1,250	Cranston G.O., Ser. 2012-B, 3.00%, due 7/1/16	1,277
500	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/22	555
1,125	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	1,261	ß
870	Rhode Island St. Providence Plantation Lease Cert. of Participation (Pastore Ctr. Energy Conservation Proj.), Ser. 2014-A, 5.00%, due 11/1/18	968
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,272
		5,333
South Carolina (2.3%)
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	982
2,335	South Carolina St. Pub. Svc. Au. Ref. Rev. (Santee Cooperative), Ser. 2012-A, 4.00%, due 12/1/20	2,610
		3,592
Tennessee (2.0%)
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,027
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board (Belmont Univ.), Ser. 2012, 5.00%, due 11/1/26	1,112	ß
		3,139
Texas (7.8%)
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	805
250	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	250
500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	488
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	247	ß
2,000	Houston Independent Sch. Dist. G.O. (Limited Tax), Ser. 2012, 0.95%, due 6/1/29 Putable 6/1/17	2,000	µ
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,250
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	1,481
1,500	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,728
590	McKinney G.O., Ser. 2014, 5.00%, due 8/15/24	718
160	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	173	ß
200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	215	ß
200	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	213	ß
225	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	239	ß
220	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	232	ß
375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	392
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	588
1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,116
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	270
		12,405
Utah (1.0%)
445	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svcs. Inc.), Ser. 2001, (AMBAC Insured), 5.13%, due 2/15/33	496	ß
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,159
		1,655
Vermont (0.4%)
685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/29	682

Virginia (2.4%)
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	2,129
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,693
		3,822
Washington (0.9%)
545	Washington St. G.O., Ser. 1993-B, 5.50%, due 5/1/18	588
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R-2011B, 4.00%, due 7/1/26	859
		1,447
Wisconsin (0.1%)
100	Pub. Fin. Au. Multi-Family Mtge. Rev. (Trinity Affordable Section 8 Assisted Appartments Proj.), Ser. 2015-A, 4.50%, due 7/1/33	99	ß

	Total Investments (95.4%) (Cost $147,106)	152,124	##

	Cash, receivables and other assets, less liabilities (4.6%)	7,392

	Total Net Assets (100.0%)	$159,516

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Income Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)	($000's omitted)z
Municipal Notes (98.7%)
New York (98.7%)
250	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/20	274	ß
100	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/21	109	ß
225	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 4.00%, due 12/1/22	244	ß
175	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/23	203	ß
425	Build NYC Res. Corp. Ref. Rev., Ser. 2015, 5.00%, due 6/1/22	494	ß
475	Build NYC Res. Corp. Ref. Rev., Ser. 2015, 5.00%, due 6/1/24	564	ß
225	Build NYC Res. Corp. Ref. Rev. (City Univ. - Queens College), Ser. 2014-A, 5.00%, due 6/1/25	269	ß
100	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/21	116	ß
200	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 5.00%, due 6/1/22	233	ß
100	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 4.00%, due 6/1/24	110	ß
175	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.), Ser. 2015, 4.00%, due 6/1/25	192	ß
225	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/21	258	ß
150	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/22	172	ß
135	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 4.00%, due 7/1/23	146	ß
115	Dutchess Co. Local Dev. Corp. Rev., Ser. 2014-A, 5.00%, due 7/1/25	132	ß
300	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/18	330	ß
575	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/19	643	ß
605	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.), Ser. 2014, 5.00%, due 7/1/20	667	ß
1,000	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47	1,141
400	Long Beach, NY G.O., Ser. 2014-A, 2.00%, due 11/15/15	402
825	Long Beach, NY G.O., Ser. 2014-A, (BAM Insured), 2.50%, due 11/15/16	841
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33	575
1,500	Metropolitan Trans. Au. Rev., Ser. 2008-C, 6.50%, due 11/15/28	1,762
1,250	Metropolitan Trans. Au. Rev., Ser. 2013-A, 5.00%, due 11/15/27	1,437
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	418	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 3.00%, due 6/1/16	102	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/17	106	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/18	108	ß
115	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/20	131	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/21	112	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/22	113	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/23	114	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/24	115	ß
300	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/26	344	ß
700	Montgomery Co. Cap. Res. Corp. Lease Ref. Rev. (HFM Boces Proj.), Ser. 2014, (MAC Insured), 4.00%, due 9/1/28	750
415	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 4.00%, due 7/1/18	446	ß
300	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/27	344	ß
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/17	369
475	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/18	513
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	386
1,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2013-E1A, 1.20%, due 11/1/17	1,001
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,103
1,125	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2012-GG, 5.00%, due 6/15/17	1,144
1,110	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2014-C, 5.00%, due 11/1/21	1,320
325	New York City Trust for Cultural Res. Rev. (Juilliard Sch.), Ser. 2009-B, 1.35%, due 1/1/36 Putable 8/1/17	328	µß
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,253
500	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.63%, due 7/1/36	488	ß
3,540	New York St. Dorm. Au. Rev. (Spec. Active Sch. Dist. Prog.), Ser. 1995, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/19	3,554	@
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	796	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2014, 5.00%, due 7/1/22	586	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Hosp. Spec. Surgery), Ser. 2009, (FHA Insured), 6.00%, due 8/15/38	582	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 5.00%, due 7/1/20	581	ß
1,150	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 4.00%, due 7/1/22	1,277	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Muni. Hlth. Fac. Lease), Ser. 2001, 5.00%, due 1/15/18	2,194
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	232	ß
275	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	330
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,416
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	581
2,305	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Rochester), Ser. 2007-A1, 5.00%, due 7/1/19 Pre-Refunded 1/1/17	2,449	ß
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	580
1,000	New York St. Dorm. Au. Rev. St. Supported Debt (Dept. Ed.), Ser. 2006-A, 5.00%, due 7/1/18	1,042
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental Hlth. Svcs. Facs. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,727
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,333
490	New York St. Energy Research & Dev. Au. Pollution Ctrl. Ref. Rev. (New York Elec. & Gas Corp. Proj.), Ser. 1994, 2.00%, due 2/1/29 Putable 5/1/20	486	µß
1,500	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,797
1,300	New York St. G.O. (Prerefunded), Ser. 2008, 6.25%, due 10/15/28 Pre-Refunded 10/15/18	1,515
700	New York St. G.O. (Unrefunded), Ser. 2008, 6.25%, due 10/15/28	811
500	Niagara Falls City Sch. Dist. Ref. Cert. Participation (High Sch. Fac.), Ser. 2015, (AGM Insured), 4.00%, due 6/15/26	533
465	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.13%, due 9/15/26	475
760	Niagara Falls City Sch. Dist. Ref. G.O., Ser. 2014, (BAM Insured), 3.25%, due 9/15/27	774
735	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/23	784	ß
695	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/24	735	ß
500	Oyster Bay, G.O., Ser. 2014, (AGM Insured), 3.25%, due 8/1/21	526
1,000	Rockland Co. G.O., Ser. 2014-A, (AGM Insured), 5.00%, due 3/1/16	1,024
500	Rockland Co. G.O. (Pub. Imp. ), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	548
1,500	Sales Tax Asset Receivable Corp. Ref. Rev. (Fiscal 2015), Ser. 2014-A, 4.00%, due 10/15/23	1,722
580	Schenectady Co. Ref. G.O. (Public Impt.), Ser. 2015, 4.00%, due 6/15/28	635	Ø
500	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/21	596
670	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	814
1,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/26	1,145	ß
500	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/19	534
680	Suffolk Co. G.O. (Pub. Imp.), Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/24	702
1,500	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2013-A, 5.00%, due 11/15/27	1,731
1,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,186
350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	377	ß

	Total Investments (98.7%) (Cost $60,765)	63,132	##

	Cash, receivables and other assets, less liabilities (1.3%)	851

	Total Net Assets (100.0%)	$63,983

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (11.3%)
2,385	U.S. Treasury Notes, 0.50%, due 9/30/16 – 3/31/17	2,384
450	U.S. Treasury Notes, 0.38%, due 10/31/16	449
2,500	U.S. Treasury Notes, 0.63%, due 7/31/17	2,498
1,070	U.S. Treasury Notes, 1.00%, due 12/15/17 & 5/15/18	1,073
580	U.S. Treasury Notes, 1.13%, due 6/15/18	583

	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $6,982)	6,987

Mortgage-Backed Securities (30.4%)

Adjustable Mixed Balance (0.2%)
97	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.31%, due 6/19/34	94	µ

Commercial Mortgage-Backed (19.8%)
469	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	469
1,346	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	1,340
308	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	308
543	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	542
817	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	810
680	Commercial Mortgage Pass-Through Certificates, Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	680
576	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.81%, due 6/15/38	585	µ
4	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	4
1,073	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	1,080	ñ
338	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	355
1,458	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,464	µ
1,076	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	1,077
320	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	322
1,019	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	1,023
1,002	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	1,006
1,146	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	1,143
		12,208
Mortgage-Backed Non-Agency (2.6%)
307	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	338	ñ
952	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,057	ñ
188	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	212	ñ
		1,607
Fannie Mae (4.6%)
591	Pass-Through Certificates, 3.50%, due 10/1/25	624
1,076	Pass-Through Certificates, 3.00%, due 9/1/27	1,120
1,033	Pass-Through Certificates, 4.50%, due 4/1/39 – 5/1/44	1,122
		2,866
Freddie Mac (3.2%)
1	ARM Certificates, 1.63%, due 1/1/17	1	µ
641	Pass-Through Certificates, 3.50%, due 5/1/26	677
744	Pass-Through Certificates, 3.00%, due 1/1/27	772
489	Pass-Through Certificates, 4.50%, due 11/1/39	533
		1,983
	Total Mortgage-Backed Securities (Cost $19,077)	18,758

Corporate Debt Securities (35.0%)

Agriculture (0.5%)
230	BAT Int'l Finance PLC, Guaranteed Notes, 1.85%, due 6/15/18	231	ñ
80	Reynolds American, Inc., Guaranteed Notes, 2.30%, due 6/12/18	81
		312
Auto Manufacturers (3.5%)
540	American Honda Finance Corp., Senior Unsecured Notes, 1.00%, due 8/11/15	540	ñ
430	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	446
415	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	415	ñ
290	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	289	ñ
285	Toyota Motor Credit Corp., Senior Unsecured Global Medium-Term Notes, 1.55%, due 7/13/18	285
200	Volkswagen Group of America Finance LLC, Guaranteed Notes, 1.25%, due 5/23/17	200	ñ
		2,175
Banks (10.1%)
305	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	305
700	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	712
965	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	964
395	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	396
555	HSBC USA, Inc., Senior Unsecured Notes, 1.50%, due 11/13/17	554
1,850	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,850
230	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	229	ñ
755	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	759
470	Sumitomo Mitsui Banking Corp., Guaranteed Notes, 0.90%, due 1/18/16	470
		6,239
Beverages (0.5%)
80	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	80	ñ
225	Suntory Holdings Ltd., Senior Unsecured Notes, 1.65%, due 9/29/17	225	ñ
		305
Commercial Services (1.0%)
535	ERAC USA Finance LLC, Guaranteed Notes, 5.90%, due 11/15/15	543	ñ
90	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	90	ñ
		633
Computers (1.3%)
340	Apple, Inc., Senior Unsecured Notes, 0.90%, due 5/12/17	339
425	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	427
		766
Diversified Financial Services (1.7%)
530	General Electric Capital Corp., Guaranteed Medium-Term Notes, 1.00%, due 1/8/16	531
390	General Electric Capital Corp., Guaranteed Global Medium-Term Notes, 1.50%, due 7/12/16	393
140	Synchrony Financial, Senior Unsecured Notes, 1.88%, due 8/15/17	140
		1,064
Electric (0.9%)
260	Electricite de France SA, Senior Unsecured Notes, 1.15%, due 1/20/17	260	ñ
260	Exelon Corp., Senior Unsecured Notes, 1.55%, due 6/9/17	260
		520
Electronics (0.5%)
285	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	284

Food (1.1%)
205	HJ Heinz Co., Guaranteed Notes, 2.00%, due 7/2/18	206	ñ
240	JM Smucker Co., Guaranteed Notes, 1.75%, due 3/15/18	240	ñ
215	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	215	ñ
		661
Healthcare - Products (1.2%)
140	Becton Dickinson & Co., Senior Unsecured Notes, 1.45%, due 5/15/17	139
95	Becton Dickinson & Co., Senior Unsecured Notes, 1.80%, due 12/15/17	95
300	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	300	ñ
220	Zimmer Holdings, Inc., Senior Unsecured Notes, 2.00%, due 4/1/18	220
		754
Healthcare - Services (0.4%)
260	UnitedHealth Group, Inc., Senior Unsecured Notes, 1.45%, due 7/17/17	261

Holding Companies - Diversified (0.4%)
230	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	229

Media (2.6%)
670	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.50%, due 3/1/16	679
695	NBCUniversal Enterprise, Inc., Guaranteed Notes, 0.83%, due 4/15/16	697	ñµ
100	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	100
145	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	145
		1,621
Mining (0.3%)
155	Freeport-McMoRan, Inc., Guaranteed Notes, 2.30%, due 11/14/17	147

Oil & Gas (0.6%)
200	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	200
190	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	190
		390
Pharmaceuticals (2.7%)
205	AbbVie, Inc., Senior Unsecured Notes, 1.80%, due 5/14/18	204
480	Actavis Funding SCS, Guaranteed Notes, 2.35%, due 3/12/18	481
535	Bayer Corp., Guaranteed Notes, 7.13%, due 10/1/15	541	ñ
275	Bayer US Finance LLC, Guaranteed Notes, 1.50%, due 10/6/17	276	ñ
155	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	155
		1,657
Pipelines (1.4%)
215	Energy Transfer Partners LP, Senior Unsecured Notes, 2.50%, due 6/15/18	215
215	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	215
145	Enterprise Products Operating LLC, Guaranteed Notes, 1.65%, due 5/7/18	145
230	Kinder Morgan, Inc., Guaranteed Notes, 2.00%, due 12/1/17	229
65	TransCanada PipeLines Ltd., Senior Unsecured Notes, 1.88%, due 1/12/18	65
		869
Real Estate (0.4%)
225	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	225	ñ

Real Estate Investment Trusts (0.2%)
140	Ventas Realty LP, Guaranteed Notes, 1.25%, due 4/17/17	139

Retail (0.2%)
140	CVS Health Corp., Senior Unsecured Notes, 1.90%, due 7/20/18	141

Telecommunications (3.5%)
680	AT&T, Inc., Senior Unsecured Notes, 1.40%, due 12/1/17	675
325	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	325
590	Cisco Systems, Inc., Senior Unsecured Notes, 1.65%, due 6/15/18	592
560	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	569
		2,161
	Total Corporate Debt Securities (Cost $21,549)	21,553

Asset-Backed Securities (21.2%)
1,700	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	1,704
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.43%, due 5/15/20	2,073	µ
675	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.46%, due 9/16/19	674	µ
1,437	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.27%, due 12/16/19	1,433	µ
845	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	844
1,300	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.46%, due 5/15/19	1,300	µ
1,650	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	1,650
1,500	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	1,497
650	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	650
64	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.37%, due 11/23/22	64	µ
273	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.38%, due 4/25/23	271	µ
875	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	874

	Total Asset-Backed Securities (Cost $13,040)	13,034

NUMBER OF SHARES

Short-Term Investments (2.5%)
1,514,287	State Street Institutional Liquid Reserves Fund Premier Class (Cost $1,514)	1,514

	Total Investments (100.4%) (Cost $62,162)	61,846	##

	Liabilities, less cash, receivables and other assets [(0.4%)]	(241)

	Total Net Assets (100.0%)	$61,605

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT		VALUE†
($000's omitted)	($000's omitted)z

Bank Loan Obligationsµ (9.1%)
All Telecom (0.5%)
905	Intelsat Jackson HLDG, First Lien Term Loan B-2, 3.75%, due 6/30/19	894
255	Level 3 Financing, Inc., First Lien Term Loan B-2, 4.00%, due 1/15/20	256
		1,150
Automotive (0.1%)
186	Chrysler Automotive, First Lien Term Loan B, 3.50%, due 5/24/17	186
4	Navistar, Inc., First Lien Term Loan B, 6.75%, due 8/17/17	4
		190
Building & Development (0.4%)
440	Jeld-Wen, Inc., First Lien Term Loan B, due 7/1/22	442	¢^^
591	Realogy Corporation, First Lien Term Loan B, 3.75%, due 3/5/20	592
		1,034
Business Equipment & Services (0.6%)
134	Acosta Inc., First Lien Term Loan B-1, 4.25%, due 9/26/21	134
209	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	208
209	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	208
197	Ceridian Corp., First Lien Term Loan B-2, 4.50%, due 9/15/20	195
209	Genesys, First Lien Term Loan, 4.00%, due 2/8/20	208
422	Servicemaster Company, First Lien Term Loan B, 4.25%, due 7/1/21	423
		1,376
Cable & Satellite Television (2.8%)
2,055	Charter Communications Operating Holding LLC, First Lien Unsecured Bridge Loan, due 5/23/16	2,055	Ñf¢^^††
2,867	Charter Communications Operating LLC, Secured Bridge Loan, due 5/23/16	2,867	Ñf¢^^††
1,672	Charter Communications Operating LLC, Unsecured Bridge Loan, due 5/23/16	1,672	Ñf¢^^††
		6,594
Chemicals & Plastics (0.1%)
187	Dupont Performance Coatings, First Lien Term Loan B, 3.75%, due 2/1/20	187

Containers & Glass Products (0.1%)
319	SIG Combibloc Group, Term Loan, 4.25%, due 3/11/22	320

Drugs (0.1%)
209	Par Pharmaceutical Companies, Inc., First Lien Term Loan B-3, 4.25%, due 9/26/19	209

Electronics - Electrical (0.5%)
390	Freescale Semiconductor, First Lien Term Loan B4, 4.25%, due 2/28/20	391
595	Infor Global Solutions Ltd., First Lien Term Loan B5, due 6/3/20	590	¢^^
209	Riverbed Technology, Term Loan, 6.00%, due 4/25/22	212
		1,193
Equipment Leasing (0.1%)
235	AER/Int'l Lease Finance Corp., Term Loan B, 3.50%, due 3/6/21	235

Financial Intermediaries (0.6%)
255	First Data Corporation, Term Loan, 3.69%, due 3/24/17	254
620	First Data Corporation, First Lien Term Loan, 3.69%, due 3/23/18	618
478	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	457
		1,329
Food & Drug Retailers (0.2%)
55	Rite Aid Corp., Term Loan, 5.75%, due 8/21/20	56
380	Rite Aid Corp., Second Lien Term Loan 1, 4.88%, due 6/21/21	380
		436
Food Products (0.1%)
209	Del Monte Foods, First Lien Term Loan, 4.26%, due 2/18/21	203

Health Care (0.3%)
270	Air Medical Group Holding, Term Loan, 4.50%, due 4/28/22	268
100	Alere Inc., First Lien Term Loan B-1, 4.25%, due 6/20/22	100
365	Multiplan, Inc., Term Loan, 3.75%, due 3/31/21	362
		730
Leisure Goods - Activities - Movies (0.1%)
261	Warner Music Group, First Lien Term Loan, 3.75%, due 7/1/20	258

Lodging & Casinos (1.8%)
402	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	406	Ñ
568	CityCenter, Term Loan B, 4.25%, due 10/16/20	569
995	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	989
440	MTR Gaming Group, First Lien Term Loan B, due 7/8/22	441	¢^^Ñ
821	Scientific Games Corp., First Lien Term Loan B-2, 6.00%, due 10/1/21	824
938	Station Casinos, First Lien Term Loan B, 4.25%, due 3/2/20	939
206	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	206
		4,374
Publishing (0.2%)
504	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	505

Radio & Television (0.1%)
200	Univision Communications Inc., First Lien Term Loan C-3, 4.00%, due 3/1/20	200

Retailers (except food & drug) (0.4%)
209	Coinmach Corp., First Lien Term Loan B, 4.25%, due 11/15/19	209
643	PetSmart Inc., Term Loan B-1, 4.25%, due 3/11/22	645
		854

	Total Bank Loan Obligations (Cost $21,398)	21,377

Corporate Debt Securities (89.2%)

Advertising (1.7%)
2,495	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	2,621	@
1,150	Nielsen Co. Luxembourg S.a.r.l, Guaranteed Notes, 5.50%, due 10/1/21	1,179	ñ
215	Nielsen Finance LLC/Nielsen Finance Co., Guaranteed Notes, 4.50%, due 10/1/20	219
		4,019
Aerospace & Defense (0.2%)
390	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	351
215	TransDigm, Inc., Guaranteed Notes, 5.50%, due 10/15/20	215
		566
Air Transportation (0.1%)
132	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	144

Auto Parts & Equipment (0.9%)
200	Goodyear Tire & Rubber Co., Guaranteed Notes, 8.25%, due 8/15/20	209
540	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	572
200	Schaeffler Holding Finance BV, Senior Secured Notes, 6.25% Cash/7.00% PIK, due 11/15/19	211	ñc
1,120	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	1,130	ñ
		2,122
Automakers (0.3%)
540	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	585

Banking (3.0%)
745	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	747
1,180	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,232
855	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	915
610	Ally Financial, Inc., Senior Unsecured Notes, 3.60%, due 5/21/18	614
610	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	631	@
1,945	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	1,989	@
875	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	879
		7,007
Beverages (0.3%)
180	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	195
445	Constellation Brands, Inc., Guaranteed Notes, 3.88%, due 11/15/19	455
		650
Building & Construction (3.4%)
2,125	D.R. Horton, Inc., Guaranteed Notes, 3.63%, due 2/15/18	2,167	@
220	D.R. Horton, Inc., Guaranteed Notes, 4.00%, due 2/15/20	224
1,215	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,264	@
155	Lennar Corp., Guaranteed Notes, 4.13%, due 12/1/18	157
200	Lennar Corp., Guaranteed Notes, 4.50%, due 6/15/19	207
505	Lennar Corp., Guaranteed Notes, 4.50%, due 11/15/19	522
1,000	Ryland Group, Inc., Guaranteed Notes, 8.40%, due 5/15/17	1,100
280	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	306
800	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	914
1,230	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	1,227	ñ
		8,088
Building Materials (1.1%)
330	Hanson Ltd., Guaranteed Notes, 6.13%, due 8/15/16	343
580	HD Supply, Inc., Senior Secured Notes, 5.25%, due 12/15/21	597	ñ
330	Lafarge SA, Senior Unsecured Notes, 6.50%, due 7/15/16	345
605	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	636
230	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	240
200	USG Corp., Guaranteed Notes, 5.88%, due 11/1/21	210	ñ
190	Vulcan Materials Co., Senior Unsecured Notes, 7.00%, due 6/15/18	214
		2,585
Cable & Satellite Television (5.7%)
1,245	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 7.38%, due 6/1/20	1,317
665	CCO Safari II LLC, Senior Secured Notes, 3.58%, due 7/23/20	667	ñ
1,770	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,783	ñ
1,295	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	1,421
520	CSC Holdings, Inc., Senior Unsecured Notes, 7.63%, due 7/15/18	573
1,000	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	1,026
990	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	1,007
995	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	1,019
684	Lynx I Corp., Senior Secured Notes, 5.38%, due 4/15/21	704	ñ
2,900	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	2,943	ñ@
790	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	837
		13,297
Chemicals (1.2%)
120	Ashland, Inc., Senior Unsecured Notes, 3.88%, due 4/15/18	124
1,175	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	1,151
665	PQ Corp., Secured Notes, 8.75%, due 11/1/18	678	ñ
825	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	879	ñ
		2,832
Consumer - Commercial Lease Financing (4.1%)
700	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 2.75%, due 5/15/17	696	Ø
775	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 3.75%, due 5/15/19	777	Ø
460	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.25%, due 7/1/20	464
2,695	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	2,813	@
545	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	594
290	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	323
940	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	951
130	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	124
1,975	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	2,133	@
800	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	786
		9,661
Discount Stores (0.3%)
720	Dollar Tree, Inc., Guaranteed Notes, 5.25%, due 3/1/20	760	ñ

Diversified Capital Goods (0.3%)
650	SPX Corp., Guaranteed Notes, 6.88%, due 9/1/17	698

Electric - Generation (1.8%)
855	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	904	ñ
390	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	403	ñ
1,250	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,356
1,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,042
550	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	579
		4,284
Electric - Integrated (1.6%)
1,220	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,279
2,670	RJS Power Holdings LLC, Guaranteed Notes, 4.63%, due 7/15/19	2,590	ñ@
		3,869
Electronics (1.3%)
1,339	Amkor Technology, Inc., Senior Unsecured Notes, 6.63%, due 6/1/21	1,314
210	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	217
575	NXP BV/NXP Funding LLC, Guaranteed Notes, 3.50%, due 9/15/16	580	ñ
820	NXP BV/NXP Funding LLC, Guaranteed Notes, 4.13%, due 6/15/20	823	ñ
		2,934
Energy - Exploration & Production (6.7%)
410	Antero Resources Finance Corp., Guaranteed Notes, 6.00%, due 12/1/20	415
1,235	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	1,059
765	Chesapeake Energy Corp., Guaranteed Notes, 3.25%, due 3/15/16	757
915	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	867
215	Chesapeake Energy Corp., Guaranteed Notes, 3.54%, due 4/15/19	181	µ
1,250	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,219
130	Concho Resources, Inc., Guaranteed Notes, 7.00%, due 1/15/21	136
495	Denbury Resources, Inc., Guaranteed Notes, 6.38%, due 8/15/21	416
595	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	472
1,945	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	2,013	@
1,045	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	470
130	Halcon Resources Corp., Secured Notes, 8.63%, due 2/1/20	124	ñ
1,220	Legacy Reserves L.P./Legacy Reserves Finance Corp., Guaranteed Notes, 6.63%, due 12/1/21	945
560	Linn Energy LLC, Guaranteed Notes, 6.50%, due 5/15/19	344
905	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	548
905	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	561
180	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	105
135	Oasis Petroleum, Inc., Guaranteed Notes, 7.25%, due 2/1/19	131
875	Oasis Petroleum, Inc., Guaranteed Notes, 6.50%, due 11/1/21	796
195	Range Resources Corp., Guaranteed Notes, 6.75%, due 8/1/20	202
2,150	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	712
895	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	268
2,110	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	2,026
905	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	919
		15,686
Environmental (0.2%)
450	ADS Waste Holdings, Inc., Guaranteed Notes, 8.25%, due 10/1/20	470

Food & Drug Retailers (0.3%)
570	Tesco PLC, Senior Unsecured Notes, 5.50%, due 11/15/17	607	ñ

Food - Wholesale (0.1%)
210	Post Holdings, Inc., Guaranteed Notes, 6.75%, due 12/1/21	212	ñ

Gaming (5.3%)
335	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	356
2,990	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	3,095	@
575	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	593
1,285	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	1,383	ñ
435	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	470
215	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	223
1,470	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	1,657	@
495	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	522
975	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,038
800	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	834	ñ
360	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	388
1,195	Scientific Games Corp., Guaranteed Notes, 8.13%, due 9/15/18	1,153
475	Shingle Springs Tribal Gaming Authority, Senior Unsecured Notes, 9.75%, due 9/1/21	523	ñ
225	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	240
		12,475
Gas Distribution (5.7%)
820	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	859
2,065	AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Unsecured Notes, 6.25%, due 8/20/19	2,119	@
570	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.00%, due 12/15/20	574
575	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	554
675	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	756
1,145	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.50%, due 5/1/21	1,148
830	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	867
1,080	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.85%, due 7/15/18	1,137	ñ
505	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.00%, due 1/15/19	516	ñ
1,085	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	1,107
425	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	456
1,705	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 5.00%, due 1/15/18	1,765	ñ
400	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	400	ñ
665	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 6.88%, due 2/1/21	691
505	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	523	ñ
		13,472
Health Facilities (7.5%)
770	Amsurg Corp., Guaranteed Notes, 5.63%, due 11/30/20	793
450	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	461
1,525	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,603
530	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	567
510	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	543
855	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	867
110	HCA, Inc., Senior Secured Notes, 4.25%, due 10/15/19	113
2,275	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	2,544
890	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	927
195	LifePoint Hospitals, Inc., Guaranteed Notes, 6.63%, due 10/1/20	202
2,045	MPT Operating Partnership L.P., Guaranteed Notes, 6.88%, due 5/1/21	2,147	@
1,340	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	1,390
2,215	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	2,420	@
1,315	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	1,328	ñ
895	Tenet Healthcare Corp., Senior Secured Notes, 3.79%, due 6/15/20	921	ñµ
475	Universal Health Services, Inc., Senior Secured Notes, 3.75%, due 8/1/19	485	ñ
345	VWR Funding, Inc., Guaranteed Notes, 7.25%, due 9/15/17	356
		17,667
Health Services (0.9%)
480	IMS Health, Inc., Senior Unsecured Notes, 6.00%, due 11/1/20	497	ñ
457	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/16	471
1,125	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 6/15/17	1,215
		2,183
Hotels (0.1%)
200	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	208

Investments & Misc. Financial Services (0.5%)
1,265	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	1,278

Machinery (1.9%)
2,355	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,597	@
70	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	70
200	CNH Capital LLC, Guaranteed Notes, 6.25%, due 11/1/16	208
1,260	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	1,301
300	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	315
		4,491
Media - Diversified (1.7%)
250	Gannett Co., Inc., Guaranteed Notes, 6.38%, due 9/1/15	251
740	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	756
710	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	740
2,259	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	2,334	@
		4,081
Media Content (2.1%)
905	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	978
1,235	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	1,082
500	Gray Television, Inc., Guaranteed Notes, 7.50%, due 10/1/20	529
550	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	548	ñ
185	Sirius XM Radio, Inc., Guaranteed Notes, 5.88%, due 10/1/20	194	ñ
1,540	Tribune Media Co., Guaranteed Notes, 5.88%, due 7/15/22	1,580	ñ
		4,911
Medical Products (2.6%)
1,315	Alere, Inc., Guaranteed Notes, 7.25%, due 7/1/18	1,379
650	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.13%, due 6/15/21	668	ñ
250	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	255	ñ
575	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.88%, due 7/15/17	627
1,625	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	1,796	ñ
195	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	201
270	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	279	ñ
545	Mallinckrodt Int'l Finance SA, Guaranteed Notes, 3.50%, due 4/15/18	546
260	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 4.88%, due 4/15/20	268	ñ
		6,019
Metals - Mining Excluding Steel (0.7%)
1,575	Alcoa, Inc., Senior Unsecured Notes, 5.72%, due 2/23/19	1,677

Oil Field Equipment & Services (0.3%)
855	Transocean, Inc., Guaranteed Notes, 3.00%, due 10/15/17	802	**

Packaging (1.5%)
555	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Senior Secured Notes, 3.29%, due 12/15/19	548	ñµ
580	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	587
130	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	129	ñ
530	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	527	ñ
190	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	197
910	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	942
540	Sealed Air Corp., Guaranteed Notes, 6.50%, due 12/1/20	599	ñ
		3,529
Personal & Household Products (0.8%)
320	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	328
180	Jarden Corp., Guaranteed Notes, 7.50%, due 5/1/17	196
665	Prestige Brands, Inc., Guaranteed Notes, 8.13%, due 2/1/20	708
575	Spectrum Brands, Inc., Guaranteed Notes, 6.38%, due 11/15/20	612
		1,844
Pharmaceuticals (2.3%)
295	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.75%, due 1/15/22	315	ñ
105	Jaguar Holding Co. I, Senior Unsecured Notes, 9.38% Cash/10.13% PIK, due 10/15/17	107	ñc
660	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	703	ñ
1,070	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	1,127	ñ
1,330	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.75%, due 8/15/18	1,397	ñ
1,770	VPI Escrow Corp., Inc., Guaranteed Notes, 5.38%, due 3/15/20	1,819	ñ
		5,468
Printing & Publishing (1.1%)
578	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	634
1,680	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,919	@
20	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	23
		2,576
Recreation & Travel (0.8%)
195	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	202
775	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	802	ñ
360	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	376
485	Six Flags Entertainment Corp., Guaranteed Notes, 5.25%, due 1/15/21	500	ñ
		1,880
Software - Services (1.8%)
755	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	788	ñ@
1,082	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	1,098	ñ
700	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63% Cash/10.38% PIK, due 12/1/18	707	ñc
510	Sophia, L.P./Sophia Finance, Inc., Guaranteed Notes, 9.75%, due 1/15/19	544	ñ
153	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	158
405	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	425
516	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	453
		4,173
Specialty Retail (2.0%)
745	Dufry Finance SCA, Guaranteed Notes, 5.50%, due 10/15/20	773	ñ
205	Hanesbrands, Inc., Guaranteed Notes, 6.38%, due 12/15/20	214
695	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	758
675	Michaels Stores, Inc., Guaranteed Notes, 5.88%, due 12/15/20	709	ñ
675	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	726
445	Petco Holdings, Inc., Senior Unsecured Notes, 8.50% Cash/9.25% PIK, due 10/15/17	457	ñc
955	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 6.88%, due 11/15/19	999
		4,636
Steel Producers - Products (1.5%)
1,235	ArcelorMittal, Senior Unsecured Notes, 5.25%, due 2/25/17	1,277	**@
850	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	900
155	ArcelorMittal, Senior Unsecured Notes, 5.13%, due 6/1/20	155
1,050	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	1,102
		3,434
Support - Services (2.9%)
1,350	Abengoa Finance SAU, Guaranteed Notes, 8.88%, due 11/1/17	1,289	ñ
560	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	558
395	Anna Merger Sub, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	390	ñ
1,145	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	1,119
450	Aramark Services, Inc., Guaranteed Notes, 5.75%, due 3/15/20	470
1,315	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 3.03%, due 12/1/17	1,319	µ
370	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	381
575	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	585
530	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	555
135	RSC Equipment Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	144
		6,810
Technology Hardware & Equipment (0.9%)
310	CommScope Holding Co., Inc., Senior Unsecured Notes, 6.63% Cash/7.38% PIK, due 6/1/20	322	ñc
475	CommScope, Inc., Senior Secured Notes, 4.38%, due 6/15/20	478	ñ
465	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	459	ñ
510	Denali Borrower LLC/Denali Finance Corp., Senior Secured Notes, 5.63%, due 10/15/20	532	ñ
285	NCR Corp., Guaranteed Notes, 4.63%, due 2/15/21	285
		2,076
Telecom - Satellite (1.1%)
1,193	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	1,309
1,160	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	1,180	ñ
		2,489
Telecom - Wireless (4.3%)
645	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	674
2,000	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	1,960	@
1,600	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	1,692
1,295	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	1,335
1,550	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	1,633
1,130	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	1,184
1,530	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	1,564	ñ
		10,042
Telecom - Wireline Integrated & Services (3.0%)
1,200	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,225
460	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	495
475	Frontier Communications Corp., Senior Unsecured Notes, 8.13%, due 10/1/18	511
1,060	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 3/15/19	1,084
475	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	507
1,565	Level 3 Financing, Inc., Guaranteed Notes, 6.13%, due 1/15/21	1,641
1,550	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	1,569	@
		7,032
Theaters & Entertainment (1.3%)
2,035	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	2,137	ñ
570	AMC Entertainment, Inc., Guaranteed Notes, 5.88%, due 2/15/22	583
340	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	348
		3,068

	Total Corporate Debt Securities (Cost $215,698)	209,397

NUMBER OF SHARES

Short-Term Investments (5.1%)
12,079,923	State Street Institutional Liquid Reserves Fund Premier Class (Cost $12,080)	12,080

	Total Investments (103.4%) (Cost $249,176)	242,854	##

	Liabilities, less cash, receivables and other assets [(3.4%)]	(8,013)

	Total Net Assets (100.0%)	$234,841

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT			VALUE†
($000's omitted)			($000's omitted)z

Bank Loan Obligationsµ (7.8%)

Aerospace & Defense (0.1%)
	478	B/E Aerospace, Inc., First Lien Term Loan B, 4.00%, due 12/16/21	482
	271	Silver II/Hamilton Sundstrand Corporation, First Lien Term Loan, 4.00%, due 12/13/19	259
	442	Transdigm Inc., Term Loan C, 3.75%, due 2/28/20	442
	302	Transdigm Inc., First Lien Term Loan D, 3.75%, due 6/4/21	301
			1,484
Air Transport (0.1%)
	838	American Airlines Inc., First Lien Term Loan B-1, 3.25%, due 6/27/20	833
	730	American Airlines Inc., First Lien Term Loan B-1, 3.50%, due 10/10/21	729
	342	Delta Air Lines, Term Loan, 3.25%, due 4/20/17	342
	426	United Air Lines, Inc., First Lien Term Loan B, 4.50%, due 9/15/21	426
			2,330
All Telecom (0.3%)
	1,294	Block Communications, First Lien Term Loan B, 4.00%, due 11/7/21	1,303	Ñ
	744	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	746
	1,121	Intelsat Jackson HLDG, First Lien Term Loan B-2, 3.75%, due 6/30/19	1,107
	810	Level 3 Financing, Inc., First Lien Term Loan B-3, 4.00%, due 8/1/19	812
	925	Level 3 Financing, Inc., First Lien Term Loan B-2, 4.00%, due 1/15/20	927
	160	SBA Communications Inc., First Lien Term Loan B, 3.25%, due 6/10/22	159
	1,165	Syniverse Technologies, First Lien Term Loan B, 4.00%, due 4/23/19	1,105
	551	Zayo Group, First Lien Term Loan B-1, 3.75%, due 5/6/21	550
			6,709
Automotive (0.1%)
	208	ABRA Auto, First Lien Term Loan, 4.75%, due 9/17/21	208
	280	ABRA Auto, Second Lien Term Loan, 8.25%, due 9/19/22	279	Ñ
	367	Allison Transmission, First Lien Term Loan B-3, 3.50%, due 8/23/19	368
	1,067	Chrysler Automotive, Term Loan B, 3.25%, due 12/31/18	1,064
	787	Cooper Standard Automotive Inc., Term Loan, 4.00%, due 4/4/21	788
	325	Navistar, Inc., First Lien Term Loan B, 6.75%, due 8/17/17	324
			3,031
Building & Development (0.2%)
	328	American Builders & Co., Inc., First Lien Term Loan B, 3.50%, due 4/16/20	327
	162	Capital Automotive LP, First Lien Term Loan B-1, 4.00%, due 4/10/19	162
	940	Capital Automotive LP, Second Lien Term Loan, 6.00%, due 4/30/20	953
	455	DTZ, First Lien Term Loan, 5.50%, due 11/4/21	454
	230	DTZ, Second Lien Term Loan, 9.25%, due 11/4/22	230	Ñ
	357	Gates Global LLC, First Lien Term Loan, 4.25%, due 7/6/21	355
	841	Jeld-Wen, Inc., First Lien Term Loan B, 5.25%, due 10/15/21	845
	239	Mueller Water Products Inc., First Lien Term Loan B, 4.00%, due 11/25/21	239
	509	Ply Gem Industries, Inc., First Lien Term Loan, 4.00%, due 2/1/21	504
	709	Realogy Corporation, First Lien Term Loan B, 3.75%, due 3/5/20	710
			4,779
Business Equipment & Services (0.9%)
	1,723	Acosta Inc., First Lien Term Loan B-1, 4.25%, due 9/26/21	1,720
	1,374	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	1,366	¢^^
	395	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	391
	884	Brand Services, Inc., First Lien Term Loan, 4.75%, due 11/26/20	846
	1,022	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	1,019
	392	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/18/21	391
	350	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	336	Ñ
	924	CCC Information Services Inc., First Lien Term Loan B, 4.00%, due 12/20/19	918
	568	Ceridian Corp., First Lien Term Loan B-2, 4.50%, due 9/15/20	564
	495	CPA Global, First Lien Term Loan, 4.50%, due 11/22/20	496
	149	Emdeon Business Services, First Lien Term Loan B-2, 3.75%, due 11/2/18	148
	89	Emdeon Business Services, First Lien Term Loan B-3, 3.75%, due 11/2/18	89
	174	FleetCor Technologies, First Lien Term Loan B, 3.75%, due 9/30/21	174	Ñ
	111	Garda World Security, First Lien Term Loan B-DD, 4.00%, due 11/6/20	109	¢^^
	444	Garda World Security, First Lien Term Loan B, 4.00%, due 11/6/20	439	¢^^
	249	Genesys, First Lien Term Loan, 4.00%, due 2/8/20	248
	991	Genesys, First Lien Term Loan 2, 4.50%, due 11/13/20	990
	427	IMS Health Incorporated, First Lien Term Loan B, 3.50%, due 3/17/21	425
	981	KAR Auction Services, Inc., First Lien Term Loan B-2, 3.50%, due 3/11/21	981
	976	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	976
	383	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	394
	1,096	Mitchell International, Inc., Term Loan, 4.50%, due 10/13/20	1,097
	390	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	389	Ñ
	224	Monitronics International, Inc., First Lien Term Loan B, 4.25%, due 3/23/18	225
	422	Monitronics International, Inc., First Lien Term Loan B, 4.50%, due 4/9/22	423
	390	On Assignment, First Lien Term Loan B-1, 3.75%, due 6/3/22	390
	693	Presidio, First Lien Term Loan, 5.25%, due 2/2/22	696
	1,420	Servicemaster Company, First Lien Term Loan B, 4.25%, due 7/1/21	1,422
	1,210	SunGard Data Systems, First Lien Term Loan E, 4.00%, due 3/8/20	1,210
	960	SymphonyIRI Group, Inc., First Lien Term Loan B, 4.75%, due 9/30/20	962
	474	TRANS UNION LLC, First Lien Term Loan B2, 3.75%, due 4/9/21	471
			20,305
Cable & Satellite Television (0.3%)
	176	Casema Holdings BV, First Lien Term Loan B-1, 3.50%, due 1/15/22	175
	106	Casema Holdings BV, First Lien Term Loan B-2, 3.50%, due 1/15/22	105
	174	Casema Holdings BV, First Lien Term Loan B-3, 3.50%, due 1/15/22	173
	920	Cequel Communications, LLC, First Lien Term Loan B, due 12/14/22	915	¢^^
	476	Cequel Communications, LLC, Term Loan B, due 12/14/22	474	¢^^
	895	Charter Communications Operating LLC, First Lien Term Loan I, due 1/23/23	897	¢^^
	496	Mediacom Broadband LLC, First Lien Term Loan G, 4.00%, due 1/20/20	496	Ñ
	1,464	Numericable_Altice, First Lien Term Loan B-1, 4.50%, due 5/21/20	1,466	¢^^
	1,267	Numericable_Altice, First Lien Term Loan B-2, 4.50%, due 5/21/20	1,268	¢^^
	50	Numericable_Altice, First Lien Term Loan B, due 7/21/22	50	¢^^
	819	Wide Open West, First Lien Term Loan B, 4.50%, due 4/1/19	819
			6,838
Chemicals & Plastics (0.3%)
	435	Chemours Company, First Lien Term Loan B-1, 3.75%, due 5/12/22	417
	745	Dupont Performance Coatings, First Lien Term Loan B, 3.75%, due 2/1/20	744
	184	Georgia Gulf Corporation, First Lien Term Loan, 4.00%, due 2/28/22	185
	497	Huntsman International LLC, First Lien Term Loan, 3.75%, due 10/1/21	496
	462	Ineos Finance PLC, Term Loan, 3.75%, due 5/4/18	462
	584	Ineos Finance PLC, Term Loan, 4.25%, due 3/31/22	585
	1,248	MacDermid Inc., First Lien Term Loan, 4.50%, due 6/7/20	1,251
	1,269	PQ Corporation, First Lien Term Loan, 4.00%, due 8/7/17	1,266
	640	Solenis, First Lien Term Loan, 4.25%, due 7/31/21	637
	91	Solenis, Second Lien Term Loan L2, due 7/31/22	88	Ñ¢^^
	210	Univar Inc., First Lien Term Loan B, 4.25%, due 7/1/22	210
			6,341
Conglomerates (0.0%)
	594	Spectrum Brands, Inc., First Lien Term Loan 1, 3.75%, due 6/23/22	596

Containers & Glass Products (0.3%)
	812	Ardagh Packaging, First Lien Term Loan B-2, 4.00%, due 12/17/19	812
	685	Berlin Packaging, First Lien Term Loan, 4.50%, due 10/1/21	685
	425	Berlin Packaging, Second Lien Term Loan, 7.75%, due 9/30/22	427
	315	Berry Plastics, First Lien Term Loan D, 3.50%, due 2/8/20	315
	617	Berry Plastics, First Lien Term Loan E, 3.75%, due 1/6/21	617
	1,626	BWAY Corporation, First Lien Term Loan B, 5.50%, due 8/14/20	1,630
	326	Constantia Flexibles Group, First Lien Term Loan B-2, 4.75%, due 4/29/22	325	Ñ
	63	Constantia Flexibles Group, First Lien Term Loan B, 4.75%, due 4/30/22	63
	227	Kloeckner Pentaplast, First Lien Term Loan 1, 5.00%, due 4/28/20	227
	97	Kloeckner Pentaplast, First Lien Term Loan 1, 5.00%, due 4/28/20	97
	1,147	Reynolds Group, First Lien Term Loan, 4.50%, due 12/1/18	1,153
	1,092	SIG Combibloc Group, Term Loan, 4.25%, due 3/11/22	1,094
	554	Tekni-Plex Inc., First Lien Term Loan B-1, 4.50%, due 6/1/22	555
	107	Tekni-Plex Inc., Second Lien Term Loan, 8.75%, due 6/1/23	108	Ñ
			8,108
Cosmetics - Toiletries (0.0%)
	449	Prestige Brands, Inc., First Lien Term Loan B-3, 3.50%, due 9/3/21	449

Drugs (0.3%)
	484	Capsugel Inc., First Lien Term Loan B, 3.50%, due 8/1/18	484
	1,360	Endo Pharma, First Lien Term Loan B-1, due 6/13/22	1,365	¢^^
	299	Par Pharmaceutical Companies, Inc., First Lien Term Loan B-3, 4.25%, due 9/26/19	298
	1,378	Par Pharmaceutical Companies, Inc., First Lien Term Loan B-2, 4.00%, due 9/30/19	1,376
	496	Pharmaceutical Technologies & Services, First Lien Term Loan, 4.25%, due 5/20/21	498
	350	Valeant Pharmaceuticals, First Lien Term Loan D, 3.50%, due 2/13/19	351
	2,633	Valeant Pharmaceuticals, First Lien Term Loan F1, 4.00%, due 4/1/22	2,641
			7,013
Ecological Services & Equipment (0.1%)
	774	ADS Waste Holdings, Inc., First Lien Term Loan B-2, 3.75%, due 10/9/19	770
	491	Waste Industries USA Inc., First Lien Term Loan B-1, 4.25%, due 2/27/20	493
			1,263
Electronics - Electrical (0.6%)
	863	Avago Technologies, Term Loan, 3.75%, due 5/6/21	864
	1,391	BMC Software, First Lien Term Loan, 5.00%, due 9/10/20	1,269
	319	CommScope, First Lien Term Loan B-1, 3.75%, due 12/29/22	320
	367	CST, First Lien Term Loan, 4.50%, due 9/30/21	367
	1,273	Datatel-Sophia LP, First Lien Term Loan B-1, 4.00%, due 7/19/18	1,274
	1,013	Dell, Term Loan B-2, 4.00%, due 4/29/20	1,012
	1,445	Freescale Semiconductor, First Lien Term Loan B4, 4.25%, due 2/28/20	1,448
	343	Go Daddy, First Lien Term Loan, 4.25%, due 5/13/21	344
	739	Infor Global Solutions Ltd., First Lien Term Loan B5, 3.75%, due 6/3/20	733
	650	Linxens, Term Loan, due 7/17/22	647	Ñ¢^^
	614	Riverbed Technology, Term Loan, 6.00%, due 4/25/22	621
	395	Ship Luxco 3 S.a.r.l, First Lien Term Loan C, 4.75%, due 11/29/19	395
	285	Ship Luxco 3 S.a.r.l, Term Loan B2A-II, 5.25%, due 11/29/19	286
	1,030	SkillSoft, First Lien Term Loan, 5.75%, due 4/28/21	994
	525	SkillSoft, Second Lien Term Loan, 9.25%, due 4/28/22	480
	221	TTM Technologies Inc., First Lien Term Loan B-1, 6.00%, due 5/31/21	216
	445	Vantiv, First Lien Term Loan B, 3.75%, due 6/13/21	446
	1,186	Zebra Technologies, Term Loan, 4.75%, due 10/27/21	1,198
			12,914
Financial Intermediaries (0.4%)
	793	CITCO, First Lien Term Loan B, 4.25%, due 6/29/18	793	Ñ
	320	First Data Corporation, First Lien Term Loan, 3.69%, due 3/23/18	319
	1,530	First Data Corporation, First Lien Term Loan B, 3.69%, due 9/24/18	1,525
	725	First Data Corporation, First Lien Term Loan, 4.19%, due 3/24/21	724
	489	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 3.75%, due 1/4/21	485	Ñ
	500	Guggenheim Partners, First Lien Term Loan, 4.25%, due 7/22/20	501
	822	Mondrian Investment, First Lien Term Loan B-1, 4.00%, due 3/9/20	829	Ñ
	1,281	Ocwen Financial, First Lien Term Loan, 3.94%, due 2/15/18	1,280	¢^^
	204	Royalty Pharma, First Lien Term Loan B4, 3.50%, due 11/9/20	204
	563	SAM Finance, Term Loan, 4.25%, due 12/17/20	565
	1,746	Walter Investment Mgmt, First Lien Term Loan, 4.75%, due 12/18/20	1,669	¢^^
			8,894
Food & Drug Retailers (0.1%)
	1,408	Rite Aid Corp., Second Lien Term Loan 1, 4.88%, due 6/21/21	1,409	¢^^

Food Products (0.1%)
	84	DE Master Blenders 1753 NV, First Lien Term Loan B-2, 4.25%, due 7/23/21	84	Ñ
	1,204	Del Monte Foods, First Lien Term Loan, 4.26%, due 2/18/21	1,169
	395	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	357	Ñ
	434	Pinnacle Foods Finance LLC, First Lien Term Loan G, 3.00%, due 4/29/20	432
	496	Post Holdings, First Lien Term Loan, 3.75%, due 6/2/21	496
			2,538
Food Service (0.1%)
	430	Aramark Corporation, First Lien Term Loan F, 3.25%, due 2/24/21	429
	1,282	Burger King Corporation, First Lien Term Loan B, 3.75%, due 12/10/21	1,285
	422	US Foodservice Inc., First Lien Term Loan B, 4.50%, due 3/31/19	423
			2,137
Health Care (0.5%)
	560	Air Medical Group Holding, Term Loan, 4.50%, due 4/28/22	556
	365	Alere Inc., First Lien Term Loan B-1, 4.25%, due 6/20/22	366
	496	AmSurg Corp., First Lien Term Loan, 3.75%, due 7/16/21	497
	504	CHS/Community Health, First Lien Term Loan G1, 3.75%, due 12/31/19	505
	1,219	CHS/Community Health, First Lien Term Loan H1, 4.00%, due 1/27/21	1,223
	275	Concentra Operating Company, First Lien Term Loan 1, 4.00%, due 6/1/22	275
	1,111	dj Orthopedics LLC, First Lien Term Loan B-1, 4.25%, due 6/8/20	1,112
	532	EMS-Emergency Medical Services, First Lien Term Loan B, 4.00%, due 5/25/18	532
	195	Hill-Rom, Term Loan B, due 7/30/22	196	Ñ¢^^
	1,020	IASIS Healthcare Corporation, First Lien Term Loan B-2, 4.50%, due 5/3/18	1,022
	966	Immucor, First Lien Term Loan B-2, 5.00%, due 8/19/18	967
	540	Kindred Healthcare, First Lien Term Loan, 4.25%, due 4/9/21	541
	496	Knowledge Learning Corporation, First Lien Term Loan, 5.25%, due 3/18/21	496	Ñ
	859	Multiplan, Inc., Term Loan, 3.75%, due 3/31/21	852
	1,310	Pharmaceutical Product Development, Inc., First Lien Term Loan, 4.00%, due 12/5/18	1,309
	375	Sage Products Holdings III, LLC, First Lien Term Loan 1, 4.25%, due 12/13/19	375	¢^^
	101	Select Medical, First Lien Term Loan B, 3.75%, due 6/1/18	101
			10,925
Home Furnishings (0.1%)
	1,209	AOT Bedding Super Holdings, LLC, First Lien Term Loan, 4.25%, due 10/1/19	1,211
	218	Mattress Holdings Corp., Term Loan, 5.00%, due 10/20/21	220
			1,431
Industrial Equipment (0.3%)
	152	AECOM Technology Corp., First Lien Term Loan B, 3.75%, due 10/15/21	152
	963	Crosby Worldwide, First Lien Term Loan, 3.75%, due 11/23/20	906	Ñ
	400	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	370	Ñ
	635	Doosan Infracore, First Lien Term Loan B, 4.50%, due 5/28/21	637
	1,083	Filtration Group, First Lien Term Loan 1, 4.25%, due 11/20/20	1,083
	122	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	123	Ñ
	267	Gardner Denver, Term Loan B, 4.25%, due 7/30/20	257
	990	Husky Injection Molding, First Lien Term Loan, 4.25%, due 6/30/21	988	¢^^
	258	Husky Injection Molding, Second Lien Term Loan, 7.25%, due 6/30/22	257	Ñ
	263	Mauser, First Lien Term Loan, 4.50%, due 7/15/21	262
	425	Mauser, Second Lien Term Loan, 8.75%, due 7/31/22	421	Ñ
	274	Milacron LLC, Term Loan, 4.50%, due 9/28/20	275
	617	Minimax Viking, Term Loan B1A, 4.00%, due 8/14/20	619
	1,096	Rexnord Corp., First Lien Term Loan B, 4.00%, due 8/21/20	1,096	¢^^
	138	Signode Industrial, First Lien Term Loan B, 3.75%, due 5/1/21	138
	442	VAT Holding, First Lien Term Loan B1, 4.25%, due 2/11/21	442
			8,026
Insurance (0.1%)
	830	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	821
	215	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	212
	450	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	444
			1,477
Leisure Goods - Activities - Movies (0.3%)
	740	Bombardier Recreational Products Inc., First Lien Term Loan B-2, 3.75%, due 1/30/19	742
	849	Bright Horizons, First Lien Term Loan B, 3.75%, due 1/30/20	849
	1,510	Emerald Expositions Holdings, First Lien Term Loan B, 4.75%, due 6/17/20	1,509	Ñ
	966	Formula One, First Lien Term Loan B-3, 4.75%, due 7/30/21	964
	169	NCL CORP., Term Loan B, 4.00%, due 11/19/21	170	Ñ
	1,000	Six Flags Theme Parks Inc., First Lien Term Loan B, due 12/31/22	1,003	¢^^
	957	SRAM, First Lien Term Loan, 4.02%, due 4/10/20	947
	755	Warner Music Group, First Lien Term Loan, 3.75%, due 7/1/20	748
			6,932
Lodging & Casinos (0.7%)
	918	Aristocrat Leisure, First Lien Term Loan, 4.75%, due 10/1/21	923
	823	Boyd Gaming Corporation, Term Loan B, 4.00%, due 8/14/20	826
	680	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	686	Ñ
	1,650	CityCenter, Term Loan B, 4.25%, due 10/16/20	1,654
	758	Extended Stay, Term Loan, 5.00%, due 6/24/19	772
	455	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 6/27/20	455
	503	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	504	Ñ
	1,041	Hilton Worldwide, First Lien Term Loan, 3.50%, due 10/26/20	1,042
	427	MGM Resorts, First Lien Term Loan B, 3.50%, due 12/19/19	425
	1,932	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,920	¢^^
	320	MTR Gaming Group, First Lien Term B, due 7/8/22	321	Ñ¢^^
	825	Peninsula Gaming, First Lien Term Loan B, 4.25%, due 11/20/17	827
	176	Pinnacle Entertainment, First Lien Term Loan B-2, 3.75%, due 8/13/20	176
	1,430	Scientific Games Corp., First Lien Term Loan B, 6.00%, due 10/18/20	1,435
	1,388	Scientific Games Corp., First Lien Term Loan B-2, 6.00%, due 10/1/21	1,393
	775	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	778	Ñ
	1,581	Station Casinos, First Lien Term Loan B, 4.25%, due 3/2/20	1,583
	1,369	Twin Rivers Casino, First Lien Term Loan B, 5.25%, due 7/10/20	1,374	¢^^
			17,094
Nonferrous Metals - Minerals (0.0%)
	369	Novelis, Inc., Term Loan, 4.00%, due 5/28/22	369

Oil & Gas (0.1%)
	682	Energy Transfer Equity, First Lien Term Loan 1, 4.00%, due 12/2/19	682
	350	Everest Acquisition LLC, Second Lien Term Loan B-2, 4.50%, due 4/30/19	348
	496	Fieldwood Energy, Term Loan, 3.88%, due 10/1/18	453
	92	Fieldwood Energy, Second Lien Term Loan, 8.38%, due 9/30/20	50
	704	NFR Energy, Second Lien Term Loan B, 7.50%, due 12/31/18	188	‡
	385	Samson Investment Company, Second Lien Term Loan, 5.00%, due 9/25/18	111
	136	Targa Resources Inc., First Lien Term Loan B, 5.75%, due 2/27/22	137	Ñ
			1,969
Publishing (0.2%)
	613	EMI Publishing, First Lien Term Loan B-2, 3.75%, due 6/29/18	613
	853	Interactive Data Corporation, First Lien Term Loan, 4.75%, due 5/2/21	856
	1,390	Springer Science+Business Media S.A., First Lien Term Loan B9, 4.75%, due 8/14/20	1,392
	1,005	Tribune Company, First Lien Term Loan B, 3.75%, due 12/27/20	1,006
			3,867
Radio & Television (0.3%)
	1,607	Cumulus Media, First Lien Term Loan B, 4.25%, due 12/23/20	1,484
	259	Gray Television Inc., First Lien Term Loan, 3.75%, due 6/13/21	259
	1,549	iHeartCommunications Inc., First Lien Term Loan D, 6.94%, due 1/30/19	1,422
	95	iHeartCommunications Inc., First Lien Term Loan, 7.69%, due 7/30/19	88
	722	Media General, First Lien Term Loan B, 4.00%, due 7/31/20	726
	156	Sinclair Broadcasting, Term Loan B-1, 3.50%, due 7/30/21	156
	665	Univision Communications Inc., First Lien Term Loan C-3, 4.00%, due 3/1/20	664
	1,338	Univision Communications Inc., First Lien Term Loan C4, 4.00%, due 3/1/20	1,336
			6,135
Retailers (except food & drug) (0.4%)
	1,708	99¢ Only Stores, First Lien Term Loan B-2, 4.50%, due 1/11/19	1,628
	1,039	Amscan Holdings, Inc., First Lien Term Loan, 4.00%, due 7/27/19	1,038
	274	Bass Pro Shops, First Lien Term Loan B-1, 4.00%, due 6/5/20	275
	566	Burlington Coat, Term Loan B-3, 4.25%, due 8/13/21	567
	174	CDW Corp., Term Loan, 3.25%, due 4/29/20	173
	1,085	Coinmach Corp., First Lien Term Loan B, 4.25%, due 11/15/19	1,083
	275	J Crew Group, Inc., Term Loan, 4.00%, due 3/5/21	227
	995	Michaels Stores Inc., First Lien Term Loan B, 3.75%, due 1/28/20	996
	546	Neiman Marcus Group Inc., First Lien Term Loan B, 4.25%, due 10/25/20	543
	511	PETCO Animal Supply Inc., First Lien Term Loan, 4.00%, due 11/24/17	511
	2,153	PetSmart Inc., Term Loan B-1, 4.25%, due 3/11/22	2,160	¢^^
	148	Pilot Travel Centers, First Lien Term Loan B, 4.25%, due 10/1/21	150
			9,351
Steel (0.1%)
	1,417	FMG Resources, First Lien Term Loan, 3.75%, due 6/30/19	1,158
	763	McJunkin Red Man Corporation, First Lien Term Loan, 5.00%, due 11/8/19	750	¢^^
	639	TMS International, First Lien Term Loan B, 4.50%, due 10/16/20	635	Ñ
			2,543
Surface Transport (0.1%)
	496	Hertz Corporation, First Lien Term Loan B-1, 4.00%, due 3/11/18	497
	99	Kenan Advantage Group, First Lien Term Loan, due 1/23/17	99	¢^^
	710	Kenan Advantage Group, First Lien Term Loan B-1, due 7/22/22	711	¢^^
	226	Kenan Advantage Group, First Lien Term Loan B-2, due 7/22/22	227	¢^^
			1,534
Theaters & Entertainment (0.0%)
	305	Regal Cinemas Corporation, First Lien Term Loan B-1, 3.75%, due 4/1/22	306

Utilities (0.3%)
	1,087	Calpine Corp., First Lien Term Loan B-3, 4.00%, due 10/9/19	1,088
	1,419	Dynegy Holdings Inc., First Lien Term Loan B-2, 4.00%, due 4/23/20	1,422
	1,482	Essential Power, First Lien Term Loan, 4.75%, due 8/8/19	1,487
	1,126	La Frontera Generation, First Lien Term Loan B, 4.50%, due 9/30/20	1,110
	835	TPF II, First Lien Term Loan B, 5.50%, due 10/2/21	840
	1,370	TXU Energy, First Lien Term Loan, 4.25%, due 6/19/16	1,376
			7,323

		Total Bank Loan Obligations (Cost $177,937)	176,420

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (9.3%)
	1,335	U.S. Treasury Bonds, 6.25%, due 8/15/23	1,756
	1,690	U.S. Treasury Bonds, 4.50%, due 2/15/36	2,194
	10,581	U.S. Treasury Inflation Index Bonds, 0.25%, due 1/15/25	10,359
	26,582	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	30,503	@
	15,174	U.S. Treasury Inflation Index Bonds, 1.75%, due 1/15/28	17,257	@
	25,622	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	36,403	@
	70,000	U.S. Treasury Notes, 0.63%, due 8/15/16	70,159	@
	9,255	U.S. Treasury Notes, 3.63%, due 8/15/19	10,088
	27,435	U.S. Treasury Notes, 2.13%, due 12/31/21	27,892	@
	4,315	U.S. Treasury Notes, 2.75%, due 2/15/24	4,530

		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $212,732)	211,141

U.S. Government Agency Securities (1.4%)
	12,740	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	16,818	@
	14,433	Residual Funding Corp., Principal Strip Bonds, 0.00%, due 4/15/30	9,226
	2,395	Tennessee Valley Authority, Senior Unsecured Notes, 5.25%, due 9/15/39	2,991
	2,030	Tennessee Valley Authority, Senior Unsecured Notes, 4.63%, due 9/15/60	2,246

		Total U.S. Government Agency Securities (Cost $32,499)	31,281

Mortgage-Backed Securities (36.4%)

Collateralized Mortgage Obligations (0.4%)
	968	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.41%, due 7/20/36	902	µ
	925	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.35%, due 10/25/36	750	µ
	5,623	JP Morgan Alternative Loan Trust, Ser. 2007-A2, Class 12A3, 0.38%, due 6/25/37	5,230	µ
	1,620	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A8, Class A3A3, 0.56%, due 8/25/36	1,405	µ
			8,287
Commercial Mortgage-Backed (6.0%)
	3,780	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	3,863
	3,415	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	3,502
	1,711	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	1,794
	550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	585
	15,825	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.26%, due 9/10/46	951	µ
	32,980	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.45%, due 2/10/48	3,353	µ
	100	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	104
	40,621	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.36%, due 5/10/47	2,828	µ
	3,202	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.04%, due 12/10/49	3,384	µ
	31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.36%, due 1/10/46	837	ñµ
	34,000	Commercial Mortgage Trust, Ser. 2013-CR6, Class XB, 0.63%, due 3/10/46	1,397	µ
	27,547	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.40%, due 10/10/46	2,152	µ
	45,223	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.26%, due 4/10/47	3,145	µ
	25,122	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.35%, due 6/10/47	2,015	µ
	30,610	Commercial Mortgage Trust, Ser. 2014-UBS6, Class XA, 1.08%, due 12/10/47	2,083	µ
	1,469	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.70%, due 6/15/39	1,544	µ
	2,082	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.95%, due 9/15/39	2,206	µ
	1,351	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	1,393
	3,111	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	3,240
	5,543	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	5,871
	39,928	CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 0.91%, due 6/15/57	2,459	µ
	3,673	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.77%, due 5/15/46	3,908	µ
	2,450	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	2,540
	7,274	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	7,681
	3,922	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	4,116
	14,072	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.08%, due 1/10/45	1,364	ñµ
	6,898	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 5.79%, due 8/10/45	7,321	µ
	59,928	GS Mortgage Securities Trust, Ser. 2015-GC13, Class XA, 0.92%, due 5/10/50	3,736	µ
	1,701	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A4, 5.43%, due 12/12/43	1,759
	5,965	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.70%, due 2/12/49	6,309	µ
	1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.77%, due 6/15/49	1,056	µ
	1,444	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,544
	5,195	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	5,509
	4,794	LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class A4, 5.42%, due 2/15/40	5,015
	1,006	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	1,046
	4,860	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.74%, due 6/12/50	5,167	µ
	32,594	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C15, Class XA, 1.20%, due 4/15/47	2,235	µ
	21,242	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.83%, due 12/10/45	2,007	ñµ
	25,182	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.11%, due 8/10/49	2,529	ñµ
	3,750	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class A5, 5.34%, due 12/15/43	3,921
	7,885	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.71%, due 6/15/49	8,315	µ
	31,940	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.48%, due 3/15/45	2,109	ñµ
	102,868	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XB, 0.16%, due 6/15/46	1,478	µ
	44,935	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class XA, 1.19%, due 8/15/47	3,370	µ
	63,389	WF-RBS Commercial Mortgage Trust, Ser. 2014-C25, Class XA, 0.95%, due 11/15/47	4,047	µ
			136,788
Fannie Mae (20.5%)
	1,639	Pass-Through Certificates, 4.50%, due 6/1/39 – 8/1/43	1,781
	16	Pass-Through Certificates, 5.00%, due 6/1/40 & 7/1/40	17
	622	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	696
	187	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	215
	1	Pass-Through Certificates, 6.50%, due 9/1/32	1
	3	Pass-Through Certificates, 7.00%, due 7/1/29	4
	1	Pass-Through Certificates, 7.50%, due 12/1/32	1
	29,005	Pass-Through Certificates, 3.00%, TBA, 15 Year Maturity	30,111	Ø
	22,110	Pass-Through Certificates, 3.50%, TBA, 15 Year Maturity	23,326	Ø
	20,895	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	21,701	Ø
	211,980	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	225,601	Ø
	150,950	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	163,809	Ø
			467,263
Freddie Mac (8.0%)
	1	Pass-Through Certificates, 4.50%, due 8/1/18	1
	266	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	294
	336	Pass-Through Certificates, 5.50%, due 9/1/17 – 4/1/36	376
	1	Pass-Through Certificates, 6.00%, due 4/1/17	1
	0	Pass-Through Certificates, 6.50%, due 3/1/16	0
	1	Pass-Through Certificates, 7.00%, due 6/1/32	1
	14,270	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	14,792	Ø
	106,495	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	113,130	Ø
	48,545	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	52,589	Ø
			181,184
Government National Mortgage Association (1.5%)
	17,445	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	18,231	Ø
	15,050	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	15,987	Ø
	1	Pass-Through Certificates, 6.50%, due 7/15/32	1
	1	Pass-Through Certificates, 7.00%, due 8/15/32	2
			34,221

		Total Mortgage-Backed Securities (Cost $832,723)	827,743

Corporate Debt Securities (34.9%)

Advertising (0.2%)
	1,465	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,539	@
	310	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	319	@
	1,025	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,069	@
	675	Nielsen Co. Luxembourg SARL, Guaranteed Notes, 5.50%, due 10/1/21	692	ñ@
	850	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	838	ñ
	240	WMG Acquisition Corp., Senior Secured Notes, 5.63%, due 4/15/22	242	ñ
			4,699
Agriculture (0.6%)
	3,265	Reynolds American, Inc., Guaranteed Notes, 4.75%, due 11/1/42	3,048	@
	10,895	Reynolds American, Inc., Guaranteed Notes, 5.85%, due 8/15/45	11,750	@
			14,798
Air Transportation (0.0%)
	339	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	362	@

Airlines (0.4%)
	10,016	American Airlines, Inc., Pass-Through Certificates, Ser. 2014-1, Class B, 4.38%, due 10/1/22	10,078	@

Auto Parts & Equipment (0.1%)
	1,075	Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	1,138
	660	ZF N.A. Capital, Inc., Guaranteed Notes, 4.00%, due 4/29/20	666	ñ
			1,804
Automakers (0.0%)
	590	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	639	@

Banking (0.9%)
	10,290	Ally Financial, Inc., Senior Unsecured Notes, 3.25%, due 2/13/18	10,277	@
	2,815	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,322	@
	1,075	Ally Financial, Inc., Guaranteed Notes, 7.50%, due 9/15/20	1,257	@
	1,005	Ally Financial, Inc., Senior Unsecured Notes, 8.00%, due 11/1/31	1,256
	585	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	605	@
	880	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	900	@
	75	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	78	@
	1,250	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	1,347	ñ@
	435	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	460	ñ@
			19,502
Banks (6.3%)
	9,995	ABN AMRO Bank NV, Subordinated Notes, 4.75%, due 7/28/25	10,020	ñ
	3,945	Bank of America Corp., Junior Subordinated Notes, Ser. X, 6.25%, due 9/29/49	3,949	µ@
	5,065	Bank of America Corp., Junior Subordinated Notes, Ser. AA, 6.10%, due 12/29/49	5,042	µ@
	6,650	Bank of America Corp., Junior Subordinated Notes, Ser. V, 5.13%, due 12/29/49	6,525	µ@
	12,275	Capital One Financial Corp., Junior Subordinated Notes, Ser. E, 5.55%, due 12/29/49	12,290	µ@
	8,270	Citigroup, Inc., Junior Subordinated Notes, Ser. N, 5.80%, due 11/29/49	8,318	µ@
	4,910	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	4,812	µ@
	7,565	Credit Suisse Group AG, Junior Subordinated Notes, 6.25%, due 12/29/49	7,358	ñµ@
	10,690	Goldman Sachs Group, Inc., Subordinated Notes, 5.15%, due 5/22/45	10,623	@
	10,560	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	10,662	µ@
	5,600	HSBC Holdings PLC, Junior Subordinated Notes, 5.63%, due 12/29/49	5,600	µ@
	6,520	ING Groep NV, Junior Subordinated Notes, 6.50%, due 12/29/49	6,398	µ@
	7,160	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	7,088	µ@
	7,490	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. V, 5.00%, due 12/29/49	7,322	µ@
	18,050	Morgan Stanley, Subordinated Notes, 3.95%, due 4/23/27	17,272	@
	10,750	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 7/29/49	10,685	µ@
	10,120	Morgan Stanley, Junior Subordinated Notes, Ser. J, 5.55%, due 12/29/49	10,069	µ@
			144,033
Beverages (0.1%)
	840	Constellation Brands, Inc., Guaranteed Notes, 6.00%, due 5/1/22	928	@
	810	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	826	@
			1,754
Building & Construction (0.3%)
	230	D.R. Horton, Inc., Guaranteed Notes, 4.00%, due 2/15/20	235	@
	450	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	447	@
	590	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	628	@
	2,010	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	2,014	@
	800	Pulte Homes, Inc., Guaranteed Notes, 6.00%, due 2/15/35	780
	985	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	997	@
	825	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	942	@
	990	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	987	ñ
	155	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.63%, due 3/1/24	151	ñ@
			7,181
Building Materials (0.1%)
	495	Masco Corp., Senior Unsecured Notes, 5.85%, due 3/15/17	521	@
	428	USG Corp., Guaranteed Notes, 7.88%, due 3/30/20	457	ñ@
	630	USG Corp., Guaranteed Notes, 5.88%, due 11/1/21	660	ñ
	215	USG Corp., Guaranteed Notes, 5.50%, due 3/1/25	216	ñ
	550	Vulcan Materials Co., Senior Unsecured Notes, 7.50%, due 6/15/21	635
			2,489
Cable & Satellite Television (0.6%)
	275	Altice SA, Guaranteed Notes, 7.75%, due 5/15/22	276	ñ@
	330	Altice SA, Guaranteed Notes, 7.63%, due 2/15/25	323	ñ@
	485	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.25%, due 9/30/22	491	@
	1,470	CCO Holdings LLC/CCO Holdings Capital Corp., Guaranteed Notes, 5.13%, due 5/1/23	1,457	ñ
	230	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	232	ñ
	846	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	786	ñ@
	710	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	794	@
	625	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	661	@
	1,225	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	1,219	@
	275	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	267	@
	576	Lynx I Corp., Senior Secured Notes, 5.38%, due 4/15/21	593	ñ@
	875	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	888	ñ@
	2,630	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	2,673	ñ@
	920	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	936	ñ@
	530	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	498	@
	1,560	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	1,583	ñ@
			13,677
Chemicals (0.2%)
	540	Ashland, Inc., Senior Unsecured Notes, 3.88%, due 4/15/18	557	@
	490	Celanese US Holdings LLC, Guaranteed Notes, 5.88%, due 6/15/21	519	@
	490	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	480	@
	1,695	Huntsman Int'l LLC, Guaranteed Notes, 5.13%, due 11/15/22	1,636	ñ@
	230	Momentive Performance Materials, Inc., Senior Secured Notes, 8.88%, due 10/15/20	0	‡
	230	Momentive Performance Materials, Inc., Senior Secured Notes, 3.88%, due 10/24/21	200
	575	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	569	ñ
			3,961
Computers (0.7%)
	9,485	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	9,611	@
	6,540	Seagate HDD Cayman, Guaranteed Notes, 4.88%, due 6/1/27	6,300	ñ@
			15,911
Consumer - Commercial Lease Financing (0.5%)
	545	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	553	Ø
	2,067	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	2,157	@
	1,015	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,131	@
	940	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,025	@
	1,315	Int'l Lease Finance Corp., Senior Unsecured Notes, 4.63%, due 4/15/21	1,343	@
	1,990	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 8/15/22	2,169	@
	2,570	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	2,451	@
	590	Navient Corp., Senior Unsecured Notes, 5.88%, due 3/25/21	553
	685	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	613	@
			11,995
Discount Stores (0.1%)
	260	Dollar Tree, Inc., Guaranteed Notes, 5.25%, due 3/1/20	274	ñ
	990	Dollar Tree, Inc., Guaranteed Notes, 5.75%, due 3/1/23	1,045	ñ
			1,319
Diversified Financial Services (1.6%)
	4,240	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	4,291	@
	5,030	American Express Co., Junior Subordinated Notes, 5.20%, due 5/29/49	5,030	µ@
	9,145	American Express Co., Junior Subordinated Notes, Ser. C, 4.90%, due 12/29/49	8,948	µ@
	7,075	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	7,252	µ@
	3,655	Janus Capital Group, Inc., Senior Unsecured Notes, 4.88%, due 8/1/25	3,694
	7,505	Synchrony Financial, Senior Unsecured Notes, 4.50%, due 7/23/25	7,556
			36,771
Electric (0.9%)
	8,610	Dominion Resources, Inc., Junior Subordinated Notes, 5.75%, due 10/1/54	8,912	µ@
	10,925	Electricite de France SA, Junior Subordinated Notes, 5.63%, due 12/29/49	11,348	ñµ@
			20,260
Electric - Generation (0.3%)
	1,005	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	1,063	ñ@
	1,265	Calpine Corp., Senior Unsecured Notes, 5.38%, due 1/15/23	1,236
	930	Dynegy, Inc., Guaranteed Notes, 6.75%, due 11/1/19	960	ñ
	2,180	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	2,296	@
	800	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	802
			6,357
Electric - Integrated (0.3%)
	1,575	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,651	@
	325	PPL Energy Supply LLC, Senior Unsecured Notes, 6.50%, due 6/1/25	318	ñ
	4,170	RJS Power Holdings LLC, Guaranteed Notes, 4.63%, due 7/15/19	4,045	ñ@
			6,014
Electronics (0.1%)
	270	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	258	@
	165	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	167	@
	245	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	256	ñ
	535	NXP BV/NXP Funding LLC, Guaranteed Notes, 3.75%, due 6/1/18	542	ñ@
	840	NXP BV/NXP Funding LLC, Guaranteed Notes, 4.13%, due 6/15/20	843	ñ
	1,215	NXP BV/NXP Funding LLC, Guaranteed Notes, 4.63%, due 6/15/22	1,203	ñ
			3,269
Energy - Exploration & Production (0.9%)
	1,090	Antero Resources Corp., Guaranteed Notes, 5.38%, due 11/1/21	1,060	@
	479	Berry Petroleum Co., Senior Unsecured Notes, 6.38%, due 9/15/22	321	@
	345	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	296
	240	California Resources Corp., Guaranteed Notes, 5.50%, due 9/15/21	198
	1,845	California Resources Corp., Guaranteed Notes, 6.00%, due 11/15/24	1,467	@
	1,290	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,258	@
	925	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	798	@
	2,290	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	1,832	@
	200	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	169	@
	685	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	543	@
	1,545	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	1,112	@
	880	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	911	@
	85	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	85	@
	345	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	209
	1,785	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	1,106	@
	2,215	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	2,193	@
	435	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	400
	1,102	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 1/15/23	997	@
	835	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	845	@
	1,165	SandRidge Energy, Inc., Secured Notes, 8.75%, due 6/1/20	903	ñ
	1,450	SM Energy Co., Senior Unsecured Notes, 5.00%, due 1/15/24	1,327	@
	460	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	441	@
	1,590	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 9/15/24	1,363	@
			19,834
Food (0.8%)
	7,315	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/27/44	6,819	ñ@
	4,875	HJ Heinz Co., Guaranteed Notes, 3.95%, due 7/15/25	4,951	ñ@
	7,285	HJ Heinz Co., Guaranteed Notes, 5.20%, due 7/15/45	7,670	ñ@
			19,440
Food & Drug Retailers (0.1%)
	1,255	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	1,307	@

Food - Wholesale (0.1%)
	1,345	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	1,305	ñ@

Gaming (0.8%)
	1,585	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	1,684	@
	2,400	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	2,475	@
	2,085	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	2,172	@
	2,185	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	2,352	ñ@
	315	Int'l Game Technology PLC, Senior Secured Notes, 6.25%, due 2/15/22	311	ñ
	325	Int'l Game Technology PLC, Senior Secured Notes, 6.50%, due 2/15/25	312	ñ
	950	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	986	@
	545	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	579	@
	440	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	496	@
	650	MGM Resorts Int'l, Guaranteed Notes, 6.00%, due 3/15/23	661
	880	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	937	@
	335	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	361	@
	750	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	840	@
	1,890	Scientific Games Int'l, Inc., Senior Secured Notes, 7.00%, due 1/1/22	1,959	ñ@
	575	Shingle Springs Tribal Gaming Authority, Senior Unsecured Notes, 9.75%, due 9/1/21	632	ñ
	650	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Guaranteed Notes, 5.50%, due 3/1/25	626	ñ
			17,383
Gas Distribution (0.9%)
	660	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	691	@
	1,692	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	1,800	@
	575	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	604	@
	1,590	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Guaranteed Notes, 6.25%, due 4/1/23	1,598	ñ@
	165	DCP Midstream LLC, Senior Unsecured Notes, 5.35%, due 3/15/20	163	ñ
	205	DCP Midstream LLC, Senior Unsecured Notes, 4.75%, due 9/30/21	194	ñ
	310	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	299
	220	DCP Midstream Operating L.P., Guaranteed Notes, 5.60%, due 4/1/44	182
	170	Duke Energy Corp., Senior Unsecured Notes, 8.13%, due 8/16/30	181
	2,585	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	2,895	@
	495	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	499
	1,080	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.50%, due 7/15/23	1,050	@
	330	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	350	@
	755	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	757	@
	210	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.85%, due 7/15/18	221	ñ
	805	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.63%, due 4/15/20	813	ñ
	1,010	Rose Rock Midstream L.P./Rose Rock Finance Corp., Guaranteed Notes, 5.63%, due 11/15/23	959	ñ
	1,295	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 2/1/21	1,321	@
	225	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 4/15/23	225	@
	700	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	696
	1,470	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.63%, due 3/1/25	1,448	ñ@
	600	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	643	@
	160	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 5.75%, due 3/1/25	160
	435	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	435	ñ
	1,050	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	971
	165	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	171	ñ@
	870	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	909	ñ
			20,235
Health Facilities (0.9%)
	260	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	266	@
	960	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,009	@
	680	CHS/Community Health Systems, Inc., Guaranteed Notes, 7.13%, due 7/15/20	724	@
	840	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	871	@
	630	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	674	@
	80	Columbia Healthcare Corp., Guaranteed Notes, 7.50%, due 12/15/23	88	@
	1,375	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	1,386	@
	1,070	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.00%, due 5/1/25	1,058
	1,740	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,946	@
	955	HCA, Inc., Guaranteed Notes, 7.50%, due 2/15/22	1,113	@
	755	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	828	@
	1,575	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	1,640	@
	325	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	332	@
	515	LifePoint Hospitals, Inc., Guaranteed Notes, 5.50%, due 12/1/21	534
	470	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 6.88%, due 5/1/21	493
	1,565	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	1,612	@
	470	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	488	@
	325	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	355	@
	545	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	550	ñ
	320	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	330	@
	2,305	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	2,507	@
	505	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	508	@
	180	Tenet Healthcare Corp., Senior Secured Notes, 4.38%, due 10/1/21	181	@
			19,493
Health Services (0.1%)
	295	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	298	ñ@
	1,895	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	1,994	@
			2,292
Hotels (0.0%)
	640	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 5.63%, due 10/15/21	666

Insurance (1.7%)
	6,095	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	6,370	µ@
	8,290	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	8,469	µ@
	9,910	MetLife, Inc., Junior Subordinated Notes, Ser. C, 5.25%, due 12/29/49	9,885	µ@
	6,210	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	6,057	µ@
	8,305	Prudential Financial, Inc., Junior Subordinated Notes, 5.38%, due 5/15/45	8,201	µ@
			38,982
Investments & Misc. Financial Services (0.1%)
	520	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	525	@
	1,400	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	1,444	@
	1,180	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	1,106
			3,075
Iron - Steel (0.7%)
	15,880	Glencore Funding LLC, Guaranteed Notes, 2.88%, due 4/16/20	15,282	ñ@

Machinery (0.0%)
	865	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	893	@
	215	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	216	@
			1,109
Media (1.2%)
	10,735	CCO Safari II LLC, Senior Secured Notes, 4.91%, due 7/23/25	10,743	ñ@
	12,670	CCO Safari II LLC, Senior Secured Notes, 6.48%, due 10/23/45	13,105	ñ@
	5,060	Viacom, Inc., Senior Unsecured Notes, 5.25%, due 4/1/44	4,699	@
			28,547
Media - Diversified (0.2%)
	840	Gannett Co, Inc., Guaranteed Notes, 5.13%, due 10/15/19	876	@
	80	Gannett Co, Inc., Guaranteed Notes, 4.88%, due 9/15/21	80	ñ
	880	Gannett Co, Inc., Guaranteed Notes, 6.38%, due 10/15/23	933	@
	880	Gannett Co, Inc., Guaranteed Notes, 5.50%, due 9/15/24	884	ñ
	955	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	987	@
	240	Liberty Media Corp., Senior Unsecured Notes, 8.50%, due 7/15/29	260
			4,020
Media Content (0.2%)
	420	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	454	@
	965	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	961	ñ@
	1,020	Sirius XM Radio, Inc., Senior Secured Notes, 5.25%, due 8/15/22	1,072	ñ@
	1,195	Tribune Media Co., Guaranteed Notes, 5.88%, due 7/15/22	1,226	ñ
	1,090	Univision Communications, Inc., Senior Secured Notes, 5.13%, due 5/15/23	1,093	ñ
			4,806
Medical Products (0.2%)
	630	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	688	ñ@
	240	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	245	ñ
	875	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	945	ñ@
	175	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	175	ñ
	510	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 5.75%, due 2/15/21	547	ñ@
	665	Hologic, Inc., Guaranteed Notes, 5.25%, due 7/15/22	688	ñ
	285	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 4.88%, due 4/15/20	293	ñ
	1,075	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, Guaranteed Notes, 5.50%, due 4/15/25	1,082	ñ
			4,663
Metals - Mining Excluding Steel (0.1%)
	185	Alcoa, Inc., Senior Unsecured Notes, 6.15%, due 8/15/20	199	@
	285	Alcoa, Inc., Senior Unsecured Notes, 5.40%, due 4/15/21	295	@
	465	Alcoa, Inc., Senior Unsecured Notes, 5.87%, due 2/23/22	492	@
	2,180	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	1,694	@
	110	FMG Resources (August 2006) Pty Ltd., Senior Secured Notes, 9.75%, due 3/1/22	101	ñ
			2,781
Mining (0.7%)
	19,530	Freeport-McMoRan, Inc., Guaranteed Notes, 4.55%, due 11/14/24	16,503	@

Oil & Gas (0.5%)
	2,670	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 5/28/45	2,330	@
	12,010	Transocean, Inc., Guaranteed Notes, 4.30%, due 10/15/22	8,722	@**
			11,052
Oil Field Equipment & Services (0.0%)
	445	Transocean, Inc., Guaranteed Notes, 3.00%, due 10/15/17	417	**

Packaging (0.5%)
	465	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	476	@
	3,575	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	3,620	@
	365	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.00%, due 1/15/22	365	ñ
	630	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 5.38%, due 1/15/25	625	ñ
	3,740	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	3,871	@
	685	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	716	@
	1,085	Sealed Air Corp., Senior Unsecured Notes, 5.50%, due 9/15/25	1,108	ñ
			10,781
Personal & Household Products (0.0%)
	270	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/19/21	276
	570	Energizer Holdings, Inc., Guaranteed Notes, 4.70%, due 5/24/22	582
			858
Pharmaceuticals (0.6%)
	6,305	Actavis Funding SCS, Guaranteed Notes, 3.45%, due 3/15/22	6,210	@
	470	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.75%, due 1/15/22	501	ñ@
	1,065	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	1,076	ñ@
	570	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Guaranteed Notes, 6.00%, due 7/15/23	594	ñ
	305	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	320	ñ@
	1,870	VPI Escrow Corp., Guaranteed Notes, 6.38%, due 10/15/20	1,971	ñ@
	1,930	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 5.63%, due 12/1/21	1,981	ñ@
	1,225	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 5.88%, due 5/15/23	1,274	ñ
			13,927
Pipelines (2.2%)
	4,990	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	5,138	@
	4,390	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 6.50%, due 9/1/39	4,457	@
	5,120	Kinder Morgan Energy Partners L.P., Guaranteed Notes, 5.50%, due 3/1/44	4,681	@
	14,790	Kinder Morgan, Inc., Guaranteed Notes, 5.55%, due 6/1/45	13,466	@
	12,015	TransCanada Trust, Guaranteed Notes, 5.63%, due 5/20/75	12,015	µ@
	11,200	Williams Partners L.P., Senior Unsecured Notes, 3.60%, due 3/15/22	10,828	@
			50,585
Printing & Publishing (0.1%)
	422	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	463	@
	960	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,097	@
	350	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	376	@
			1,936
Real Estate Investment Trusts (1.5%)
	12,065	Corporate Office Properties L.P., Guaranteed Notes, 3.70%, due 6/15/21	11,888	@
	6,000	Education Realty Operating Partnership L.P., Guaranteed Notes, 4.60%, due 12/1/24	6,050	@
	5,650	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	6,098	@
	670	ESH Hospitality, Inc., Guaranteed Notes, 5.25%, due 5/1/25	652	ñ
	8,545	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 4.50%, due 1/15/25	8,462
			33,150
Real Estate Dev. & Mgt. (0.1%)
	1,220	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	1,289	ñ@

Recreation & Travel (0.1%)
	635	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.38%, due 6/1/24	650
	1,005	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	1,040	ñ@
			1,690
Semiconductors (0.4%)
	9,340	QUALCOMM, Inc., Senior Unsecured Notes, 4.80%, due 5/20/45	8,463	@

Software - Services (0.2%)
	120	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	125	ñ@
	650	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	687	ñ
	1,725	Infor US, Inc., Guaranteed Notes, 6.50%, due 5/15/22	1,764	ñ@
	1,255	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	1,280	ñ@
	688	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	698	ñ
			4,554
Specialty Retail (0.2%)
	1,645	Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	1,740	ñ@
	380	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	403	@
	275	QVC, Inc., Senior Secured Notes, 5.45%, due 8/15/34	254
	1,375	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, due 6/1/22	1,433	@
			3,830
Steel Producers - Products (0.2%)
	110	ArcelorMittal, Senior Unsecured Notes, 5.25%, due 2/25/17	114	@**
	190	ArcelorMittal, Senior Unsecured Notes, 5.13%, due 6/1/20	190
	275	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 8/5/20	278	@**
	855	ArcelorMittal, Senior Unsecured Notes, 6.25%, due 3/1/21	864	@**
	140	ArcelorMittal, Senior Unsecured Notes, 7.00%, due 2/25/22	143	@**
	275	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/25	262
	345	ArcelorMittal, Senior Unsecured Notes, 7.75%, due 10/15/39	333	@**
	1,405	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	1,475	@
			3,659
Support - Services (0.3%)
	205	AECOM Technology Corp., Guaranteed Notes, 5.88%, due 10/15/24	208	ñ@
	590	IHS, Inc., Guaranteed Notes, 5.00%, due 11/1/22	591	ñ
	1,285	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,346	@
	1,745	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	1,758	@
	1,220	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	1,286
	830	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	883	@
	129	United Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	137	@
	180	United Rental N.A., Inc., Guaranteed Notes, 5.75%, due 11/15/24	176
			6,385
Tech Hardware & Equipment (0.1%)
	440	CommScope Technologies Finance LLC, Senior Secured Notes, 6.00%, due 6/15/25	435	ñ
	650	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	642	ñ@
	215	CommScope, Inc., Guaranteed Notes, 5.50%, due 6/15/24	210	ñ@
	220	NCR Corp., Guaranteed Notes, 4.63%, due 2/15/21	220
	140	NCR Corp., Guaranteed Notes, 5.88%, due 12/15/21	145
			1,652
Telecom - Satellite (0.1%)
	391	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	429	@
	515	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	506	ñ
	685	Intelsat Jackson Holdings SA, Guaranteed Notes, 7.25%, due 10/15/20	680	@
			1,615
Telecom - Wireless (0.7%)
	545	Communications Sales & Leasing, Inc., Guaranteed Notes, 8.25%, due 10/15/23	522	ñ
	1,665	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	1,709	@
	455	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	476	@
	2,100	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	2,058	@
	480	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	407	@
	390	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	369
	2,475	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	2,367	@
	590	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	565
	1,260	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	1,153	@
	175	T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	179	@
	460	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	482	@
	600	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	635	@
	2,095	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	2,189	@
	1,140	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	1,208	@
	515	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	537
	335	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	351	@
	1,265	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	1,293	ñ
			16,500
Telecom - Wireline Integrated & Services (0.4%)
	1,415	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	1,445	@
	840	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	816	@
	100	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	91	@
	460	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	503	@
	235	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	244	@
	355	Frontier Communications Corp., Senior Unsecured Notes, 6.88%, due 1/15/25	302
	1,665	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,777	@
	1,410	Level 3 Financing, Inc., Guaranteed Notes, 6.13%, due 1/15/21	1,479	@
	1,980	Level 3 Financing, Inc., Guaranteed Notes, 5.38%, due 8/15/22	2,000	@
	530	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	531	ñ
	235	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	231	@
	300	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	253	@
	340	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	284
			9,956
Telecommunications (2.5%)
	21,340	AT&T, Inc., Senior Unsecured Notes, 3.40%, due 5/15/25	20,412	@
	12,145	AT&T, Inc., Senior Unsecured Notes, 5.35%, due 9/1/40	12,213	@
	8,330	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	9,063	@
	1,689	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	1,996	@
	16,379	Verizon Communications, Inc., Senior Unsecured Notes, 4.67%, due 3/15/55	14,366	ñ@
			58,050
Theaters & Entertainment (0.2%)
	2,440	Activision Blizzard, Inc., Guaranteed Notes, 6.13%, due 9/15/23	2,629	ñ@
	640	AMC Entertainment, Inc., Guaranteed Notes, 5.88%, due 2/15/22	654
	1,225	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	1,256
			4,539
		Total Corporate Debt Securities (Cost $808,381)	793,484

Asset-Backed Securities (17.4%)
	5,263	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 0.97%, due 10/25/35	4,230	µ
	2,980	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M1, 0.64%, due 9/25/35	2,913	µ
	2,481	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.51%, due 12/25/35	2,359	µ
	5,530	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.47%, due 4/25/36	4,799	µ
	6,965	Aegis Asset Backed Securities Trust, Ser. 2005-1, Class M3, 0.74%, due 3/25/35	6,567	µ
	8,754	Aegis Asset Backed Securities Trust, Ser. 2005-3, Class M2, 0.67%, due 8/25/35	7,606	µ
	4,544	Ameriquest Mortgage Securities, Inc., Ser. 2005-R5, Class M3, 0.68%, due 7/25/35	4,029	µ
	6,400	Ameriquest Mortgage Securities, Inc., Ser. 2005-R5, Class M4, 0.82%, due 7/25/35	5,450	µ
	3,960	Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 0.69%, due 9/25/35	3,543	µ
	3,555	Ameriquest Mortgage Securities, Inc., Ser. 2005-R8, Class M3, 0.70%, due 10/25/35	2,987	µ
	1,071	Argent Securities, Inc., Ser. 2003-W3, Class M1, 1.31%, due 9/25/33	1,040	µ
	6,729	Argent Securities, Inc., Ser. 2004-W10, Class M1, 1.09%, due 10/25/34	6,233	µ
	8,150	Argent Securities, Inc., Ser. 2005-W2, Class M1, 0.68%, due 10/25/35	6,634	µ
	768	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.06%, due 8/25/34	739	µ
	2,002	Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.39%, due 1/25/36	1,910	µ
	3,748	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-TC1, Class M1, 0.63%, due 5/25/35	3,615	µ
	6,730	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-AQ2, Class M1, 0.68%, due 9/25/35	5,958	µ
	2,797	Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, 0.65%, due 12/25/35	2,329	µ
	1,611	Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.44%, due 9/25/34	1,511	µ
	1,870	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 2M1, 0.60%, due 2/25/36	1,745	µ
	1,568	Bear Stearns Asset Backed Securities Trust, Ser. 2006-2, Class M1, 0.61%, due 7/25/36	1,548	µ
	1,050	Carrington Mortgage Loan Trust, Ser. 2005-OPT2, Class M4, 1.17%, due 5/25/35	930	µ
	3,958	Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.65%, due 6/25/35	3,808	µ
	11,410	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.67%, due 10/25/35	9,948	µ
	9,035	Carrington Mortgage Loan Trust, Ser. 2006-NC1, Class A4, 0.50%, due 1/25/36	7,454	µ
	12,000	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.43%, due 5/25/36	9,821	µ
	4,457	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.67%, due 10/25/35	3,914	µ
	2,164	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 0.94%, due 5/25/35	2,153	ñµ
	1,930	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.56%, due 1/25/36	1,744	µ
	926	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.35%, due 9/25/36	629	µ
	5,996	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH4, Class M1, 0.47%, due 11/25/36	5,007	µ
	7,213	Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2E, 1.29%, due 5/25/37	6,871	ñµ
	6,825	Ellington Loan Acquisition Trust, Ser. 2007-1, Class A2C, 1.44%, due 5/29/37	6,258	ñµ
	5,260	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 1.31%, due 9/25/33	5,147	µ
	5,000	FBR Securitization Trust, Ser. 2005-2, Class M2, 0.94%, due 9/25/35	4,418	µ
	5,640	Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 1.31%, due 3/25/35	5,077	µ
	4,484	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF1, Class M1, 0.93%, due 12/25/34	4,278	µ
	1,905	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 1.77%, due 1/25/35	1,888	µ
	7,574	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF3, Class M5, 1.17%, due 4/25/35	6,687	µ
	3,300	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 0.93%, due 5/25/35	3,169	µ
	3,425	GSAMP Trust, Ser. 2006-HE1, Class M1, 0.58%, due 1/25/36	2,832	µ
	2,104	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 1.79%, due 2/25/35	1,985	µ
	3,775	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT1, Class M1, 0.55%, due 12/25/35	3,199	µ
	10,370	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class M2, 0.58%, due 1/25/36	8,203	µ
	4,617	IndyMac Residential Asset Backed Trust, Ser. 2005-D, Class AII4, 0.54%, due 3/25/36	4,026	µ
	4,012	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M2, 0.64%, due 12/25/35	3,567	µ
	11,998	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M3, 0.67%, due 12/25/35	9,539	µ
	6,325	JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.43%, due 5/25/36	5,964	µ
	5,790	JP Morgan Mortgage Acquisition Corp., Ser. 2007-CH1, Class MV2, 0.47%, due 11/25/36	4,963	µ
	654	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.29%, due 3/25/47	402	µ
	3,497	JP Morgan Mortgage Acquisition Trust, Ser. 2006-CH1, Class M1, 0.40%, due 7/25/36	2,940	µ
	4,595	Long Beach Mortgage Loan Trust, Ser. 2005-1, Class M3, 1.06%, due 2/25/35	4,179	µ
	4,180	MASTR Asset Backed Securities Trust, Ser. 2006-AM1, Class A4, 0.48%, due 1/25/36	3,411	µ
	1,050	Morgan Stanley Home Equity Loan Trust, Ser. 2005-4, Class M1, 0.60%, due 9/25/35	907	µ
	8,318	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.47%, due 2/25/36	7,650	µ
	3,000	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.59%, due 10/25/35	2,803	µ
	3,094	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.47%, due 3/25/36	3,019	µ
	9,476	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, 0.56%, due 3/25/36	7,708	µ
	4,562	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Ser. 2005-HE1, Class M4, 0.78%, due 9/25/35	3,982	µ
	2,550	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Ser. 2006-HE1, Class M1, 0.60%, due 2/25/36	2,301	µ
	6,501	Option One Mortgage Loan Trust, Ser. 2006-1, Class 2A4, 0.49%, due 1/25/36	5,312	µ
	6,350	Park Place Securities, Inc., Ser. 2004-WWF1, Class M4, 1.84%, due 12/25/34	6,037	µ
	9,335	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 1.23%, due 2/25/35	9,066	µ
	1,610	Park Place Securities, Inc., Ser. 2005-WHQ3, Class M4, 1.14%, due 6/25/35	1,393	µ
	6,401	People's Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 0.71%, due 12/25/35	5,755	µ
	6,720	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-4, Class M1, 0.65%, due 9/25/35	5,705	µ
	969	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.87%, due 3/25/33	862	µ
	2,250	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, 0.67%, due 4/25/35	2,075	µ
	2,000	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.75%, due 5/25/35	1,764	µ
	5,531	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC4, Class M4, 0.78%, due 9/25/35	4,570	µ
	3,280	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M1, 0.59%, due 3/25/36	2,962	µ
	7,375	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M3, 0.64%, due 3/25/36	5,948	µ
	3,647	Residential Asset Securities Corp., Ser. 2005-KS6, Class M6, 0.89%, due 7/25/35	3,066	µ
	2,145	Residential Asset Securities Corp., Ser. 2005-KS10, Class M2, 0.63%, due 11/25/35	1,864	µ
	10,100	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, 0.65%, due 1/25/36	8,578	µ
	1,150	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.06%, due 8/25/35	1,075	µ
	784	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.17%, due 7/25/34	731	µ
	775	Soundview Home Equity Loan Trust, Ser. 2005-DO1, Class M5, 1.15%, due 5/25/35	683	µ
	11,530	Soundview Home Equity Loan Trust, Ser. 2005-OPT1, Class M2, 0.87%, due 6/25/35	10,133	µ
	7,665	Soundview Home Equity Loan Trust, Ser. 2005-OPT2, Class M1, 0.70%, due 8/25/35	6,773	µ
	6,700	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 0.66%, due 11/25/35	5,587	µ
	7,306	Soundview Home Equity Loan Trust, Ser. 2006-1, Class A4, 0.49%, due 2/25/36	6,430	µ
	783	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.35%, due 11/25/36	664	µ
	12,000	Soundview Home Equity Loan Trust, Ser. 2006-WF2, Class M1, 0.41%, due 12/25/36	10,104	µ
	8,455	Soundview Home Equity Loan Trust, Ser. 2007-1, Class 2A3, 0.36%, due 3/25/37	7,809	µ
	9,876	Structured Asset Investment Loan Trust, Ser. 2004-6, Class A3, 0.99%, due 7/25/34	9,304	µ
	2,615	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.09%, due 9/25/34	2,501	µ
	4,990	Structured Asset Investment Loan Trust, Ser. 2005-3, Class M2, 0.85%, due 4/25/35	4,652	µ
	4,255	Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.62%, due 5/25/35	4,121	µ
	7,780	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 0.77%, due 11/25/35	6,590	µ
	744	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.35%, due 4/25/36	703	µ
	1,085	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.34%, due 5/25/36	1,040	µ
	2,224	Structured Asset Securities Corp., Ser. 2006-BC5, Class A4, 0.36%, due 12/25/36	1,954	µ

		Total Asset-Backed Securities (Cost $376,154)	396,337

Government Securities (6.1%)

Sovereign (6.1%)
EUR	5,010	Italy Buoni Poliennali Del Tesoro, Bonds, 2.50%, due 12/1/24	5,846	a
EUR	9,542	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	13,099	a
MXN	535,495	Mexican Bonos, Bonds, Ser. M, 7.75%, due 11/13/42	37,620	a
NZD	17,660	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	13,664	a
NZD	18,580	New Zealand Government Bond, Senior Unsecured Notes, 4.50%, due 4/15/27	13,649	a
NZD	9,150	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	6,519	a
ZAR	440,455	South Africa Government Bond, Bonds, 6.50%, due 2/28/41	26,711	a
EUR	12,420	Spain Government Bond, Bonds, 5.15%, due 10/31/44	19,572	ña
EUR	1,355	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	1,855	ñ@a

		Total Government Securities (Cost $146,390)	138,535

NUMBER OF SHARES

Exchange Traded Funds (7.4%)
	597,000	iShares iBoxx $ High Yield Corporate Bond ETF	52,518
	399,600	iShares JP Morgan USD Emerging Markets Bond ETF	43,820
	877,000	SPDR Barclays Capital High Yield Bond ETF	33,300
	1,376,600	SPDR Barclays Short Term High Yield Bond ETF	39,123

		Total Exchange Traded Funds (Cost $173,823)	168,761

Mutual Funds (6.4%)
	16,446,463	Neuberger Berman Emerging Markets Debt Fund Institutional Class (Cost $162,912)	144,433	§§

Short-Term Investments (3.2%)
	73,681,049	State Street Institutional Liquid Reserves Fund Premier Class (Cost $73,681)	73,681	@

		Total Investments (130.3%) (Cost $2,997,232)	2,961,816	##

		Liabilities, less cash, receivables and other assets [(30.3%)]	(688,386)	¢¢

		Total Net Assets (100.0%)	$2,273,430

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT			VALUE†
(000's omitted)			($000's omitted)z

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (7.5%)
	$904	U.S. Treasury Inflation Indexed Bonds, 0.25%, due 1/15/25	884
	1,749	U.S. Treasury Inflation Indexed Bonds, 2.00%, due 1/15/26	2,007
	571	U.S. Treasury Inflation Indexed Bonds, 3.88%, due 4/15/29	812
	5,525	U.S. Treasury Notes, 3.25%, due 3/31/17	5,769
	4,880	U.S. Treasury Notes, 0.63%, due 11/30/17	4,861

		Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $14,307)	14,333

Mortgage-Backed Securities (2.3%)

Collateralized Mortgage Obligations (0.9%)
	1,547	JP Morgan Alternative Loan Trust, Ser. 2007-A2, Class 12A3, 0.38%, due 6/25/37	1,439	µ
	321	RAAC, Ser. 2004-SP3, Class MII1, 0.84%, due 9/25/34	268	µ
			1,707
Commercial Mortgage-Backed (0.4%)
	1,150	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.26%, due 9/10/46	69	µ
	984	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.40%, due 10/10/46	77	µ
	859	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.26%, due 4/10/47	60	µ
	985	Commercial Mortgage Trust, Ser. 2014-LC15, Class XA, 1.41%, due 4/10/47	76	µ
	1,402	Commercial Mortgage Trust, Ser. 2014-UBS3, Class XA, 1.35%, due 6/10/47	112	µ
	996	GS Mortgage Securities Trust, Ser. 2014-GC26, Class XA, 1.11%, due 11/10/47	75	µ
	863	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.24%, due 6/15/47	61	µ
	965	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 1.83%, due 12/10/45	91	ñµ
	1,182	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.45%, due 3/15/47	93	µ
			714
Fannie Mae (0.6%)
	1,065	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	1,133	Ø

Freddie Mac (0.4%)
	805	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	855	Ø

		Total Mortgage-Backed Securities (Cost $4,491)	4,409

Corporate Debt Securities (37.8%)

Agriculture (0.9%)
GBP	120	Imperial Tobacco Finance PLC, Guaranteed Euro Medium-Term Notes, 9.00%, due 2/17/22	250	**a
	$1,445	Reynolds American, Inc., Guaranteed Notes, 4.45%, due 6/12/25	1,486
			1,736
Airlines (0.8%)
	634	American Airlines, Inc., Pass-Through Certificates, Ser. 2014-1, Class B, 4.38%, due 10/1/22	638
EUR	800	Ryanair Ltd., Guaranteed Euro Medium-Term Notes, 1.88%, due 6/17/21	905	a
			1,543
Auto Manufacturers (1.9%)
	$1,000	General Motors Financial Co., Inc., Guaranteed Notes, 4.30%, due 7/13/25	988
EUR	275	GIE PSA Tresorerie, Guaranteed Notes, 6.00%, due 9/19/33	359	a
EUR	500	Volkswagen Int'l Finance NV, Junior Subordinated Notes, 4.63%, due 3/29/49	579	µa
EUR	800	Volkswagen Int'l Finance NV, Junior Subordinated Notes, 2.50%, due 12/29/49	852	µa
EUR	805	Volkswagen Int'l Finance NV, Junior Subordinated Notes, 3.50%, due 12/29/49	827	µa
			3,605
Auto Parts & Equipment (0.4%)
EUR	200	Gestamp Funding Luxembourg SA, Senior Secured Euro Medium-Term Notes, 5.88%, due 5/31/20	231	a
EUR	200	Grupo Antolin Dutch BV, Senior Secured Notes, 4.75%, due 4/1/21	224	a
EUR	250	Schaeffler Finance BV, Senior Secured Euro Medium-Term Notes, 3.50%, due 5/15/22	278	a
			733
Banks (9.8%)
EUR	1,000	Bank of America Corp., Senior Unsecured Euro Medium-Term Notes, 1.38%, due 3/26/25	1,042	a
	$1,760	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/29/49	1,658	µ
	365	Barclays PLC, Junior Subordinated Notes, 8.25%, due 12/29/49	391	µ
	1,295	Capital One Financial Corp., Junior Subordinated Notes, Ser. E, 5.55%, due 12/29/49	1,296	µ
	1,320	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	1,294	µ
EUR	1,000	Credit Suisse Group Funding Guernsey Ltd., Guaranteed Euro Medium-Term Notes, 1.25%, due 4/14/22	1,060	a
	$1,260	Deutsche Bank AG, Subordinated Notes, 4.50%, due 4/1/25	1,224
	1,005	Fifth Third Bancorp, Junior Subordinated Notes, Ser. J, 4.90%, due 12/29/49	955	µ
	1,005	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.50%, due 1/23/25	984
	1,155	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	1,166	µ
EUR	200	HSBC Holdings PLC, Subordinated Euro Medium-Term Notes, 3.00%, due 6/30/25	224	a
	$1,010	ING Groep NV, Junior Subordinated Notes, 6.50%, due 12/29/49	991	µ
	1,085	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	1,074	µ
EUR	100	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 1.75%, due 1/30/25	108	a
	$1,175	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 7/29/49	1,168	µ
EUR	500	Rabobank Nederland, Subordinated Notes, 2.50%, due 5/26/26	557	µa
EUR	1,500	Royal Bank of Scotland Group PLC, Subordinated Euro Medium-Term Notes, 3.63%, due 3/25/24	1,701	µa
EUR	1,600	UBS AG, Subordinated Euro Medium-Term Notes, 4.75%, due 2/12/26	1,906	µa
			18,799
Building Materials (0.2%)
EUR	200	Buzzi Unicem SpA, Senior Unsecured Notes, 6.25%, due 9/28/18	249	a
EUR	100	Lafarge SA, Senior Unsecured Euro Medium-Term Notes, 5.00%, due 1/19/18	119	a
EUR	100	Lafarge SA, Senior Unsecured Euro Medium-Term Notes, 4.75%, due 9/30/20	128	a
			496
Chemicals (0.5%)
EUR	200	Celanese US Holdings LLC, Guaranteed Notes, 3.25%, due 10/15/19	225	a
EUR	200	Ciech Group Financing AB, Senior Secured Notes, 9.50%, due 11/30/19	239	a
EUR	225	Huntsman Int'l LLC, Guaranteed Notes, 4.25%, due 4/1/25	230	a
EUR	325	Ineos Finance PLC, Senior Secured Notes, 4.00%, due 5/1/23	350	a
			1,044
Commercial Services (0.2%)
EUR	300	Avis Budget Finance PLC, Guaranteed Notes, 6.00%, due 3/1/21	346	a

Containers & Glass Products (0.1%)
EUR	200	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Senior Secured Notes, 4.25%, due 1/15/22	223	a

Distribution/Wholesale (0.2%)
EUR	300	VWR Funding, Inc., Guaranteed Notes, 4.63%, due 4/15/22	318	a

Diversified Financial Services (1.0%)
	$1,695	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	1,738	µ
EUR	200	Int'l Personal Finance PLC, Guaranteed Euro Medium-Term Notes, 5.75%, due 4/7/21	206	a
			1,944
Electric (4.4%)
EUR	1,700	DONG Energy A/S, Junior Subordinated Notes, 6.25%, due 6/26/3013	2,123	µa
EUR	1,000	Electricite de France SA, Junior Subordinated Euro Medium-Term Notes, 5.38%, due 1/29/49	1,240	µa
GBP	400	Electricite de France SA, Junior Subordinated Euro Medium-Term Notes, 6.00%, due 12/29/49	653	µa
EUR	200	EnBW Energie Baden-Wuerttemberg AG, Junior Subordinated Euro Medium-Term Notes, 3.63%, due 4/2/76	223	µa
	$200	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 5.75%, due 1/26/21	194
EUR	840	NGG Finance PLC, Guaranteed Notes, 4.25%, due 6/18/76	997	µa
EUR	1,700	SSE PLC, Junior Subordinated Notes, 2.38%, due 12/29/49	1,814	µa
GBP	350	SSE PLC, Junior Subordinated Notes, 3.88%, due 12/29/49	534	µa
EUR	600	Vattenfall AB, Junior Subordinated Notes, 3.00%, due 3/19/77	568	µa
			8,346
Electronics (0.2%)
EUR	300	Techem Energy Metering Service GmbH & Co. KG, Guaranteed Euro Medium-Term Notes, 7.88%, due 10/1/20	358	a

Energy - Alternate Resources (0.2%)
GBP	200	Infinis PLC, Senior Secured Notes, 7.00%, due 2/15/19	320	a

Entertainment (0.2%)
EUR	200	Merlin Entertainments PLC, Guaranteed Notes, 2.75%, due 3/15/22	210	a
GBP	100	William Hill PLC, Guaranteed Notes, 4.25%, due 6/5/20	157	a
			367
Food (0.3%)
GBP	145	Bakkavor Finance 2 PLC, Senior Secured Notes, 8.25%, due 2/15/18	235	a
	$100	Marfrig Overseas Ltd., Guaranteed Notes, 9.50%, due 5/4/20	102
GBP	200	Tesco PLC, Senior Unsecured Euro Medium-Term Notes, Ser. 68, 6.13%, due 2/24/22	341	a
			678
Forest Products & Paper (0.1%)
EUR	200	Smurfit Kappa Acquisitions, Guaranteed Notes, 2.75%, due 2/1/25	211	a

Gas (0.1%)
EUR	210	Centrica PLC, Subordinated Notes, 3.00%, due 4/10/76	226	µa

Healthcare - Services (0.3%)
GBP	214	Priory Group No. 3 PLC, Senior Secured Notes, 7.00%, due 2/15/18	345	a
GBP	150	Voyage Care Bondco PLC, Senior Secured Notes, 6.50%, due 8/1/18	243	a
			588
Holding Companies - Diversified (0.1%)
EUR	200	GCS Holdco Finance I SA, Senior Secured Notes, 6.50%, due 11/15/18	228	a

Household Products - Wares (0.2%)
EUR	300	Ontex Group NV, Senior Secured Notes, 4.75%, due 11/15/21	349	a

Insurance (4.0%)
EUR	200	Berkshire Hathaway, Inc., Senior Unsecured Notes, 0.75%, due 3/16/23	210	a
	$1,570	ING US, Inc., Junior Subordinated Notes, 5.65%, due 5/15/53	1,604	µ
	1,090	MetLife, Inc., Junior Subordinated Notes, Ser. C, 5.25%, due 12/29/49	1,087	µ
GBP	2,300	PGH Capital Ltd., Guaranteed Notes, 5.75%, due 7/7/21	3,890	a
	$825	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	805	µ
			7,596
Iron - Steel (0.2%)
EUR	200	ArcelorMittal, Senior Unsecured Euro Medium-Term Notes, 2.88%, due 7/6/20	217	a
EUR	225	ThyssenKrupp AG, Senior Unsecured Euro Medium-Term Notes, 2.50%, due 2/25/25	234	a
			451
Lodging (0.1%)
EUR	200	Accor SA, Junior Subordinated Notes, 4.13%, due 6/30/49	223	µa

Media (1.3%)
	$1,900	CCO Safari II LLC, Senior Secured Notes, 4.91%, due 7/23/25	1,901	ñ
EUR	275	LGE HoldCo VI BV, Senior Secured Notes, 7.13%, due 5/15/24	334	a
EUR	300	TVN Finance Corp. III AB, Guaranteed Notes, 7.38%, due 12/15/20	361	a
			2,596
Mining (1.1%)
	$100	Codelco, Inc., Senior Unsecured Notes, 5.63%, due 9/21/35	108
	200	Codelco, Inc., Senior Unsecured Notes, 4.88%, due 11/4/44	190
	1,520	Freeport-McMoRan, Inc., Guaranteed Notes, 4.55%, due 11/14/24	1,284
EUR	500	Glencore Finance Europe SA, Guaranteed Euro Medium-Term Notes, 1.25%, due 3/17/21	528	a
			2,110
Oil & Gas (3.2%)
EUR	100	Chesapeake Energy Corp., Guaranteed Notes, 6.25%, due 1/15/17	112	a
	$200	CNOOC Curtis Funding No. 1 Pty Ltd., Guaranteed Notes, 4.50%, due 10/3/23	210
	250	Gazprom OAO via Gaz Capital SA, Senior Unsecured Notes, 9.25%, due 4/23/19	278
GBP	150	Gazprom OAO via Gaz Capital SA, Senior Unsecured Euro Medium-Term Notes, 5.34%, due 9/25/20	219	a
	$200	KazMunayGas National Co., JSC, Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	226
	700	KazMunayGas National Co., JSC, Senior Unsecured Notes, 7.00%, due 5/5/20	745
	96	Petrobras Global Finance BV, Guaranteed Notes, 5.75%, due 1/20/20	93
GBP	250	Petrobras Global Finance BV, Guaranteed Euro Medium-Term Notes, 6.25%, due 12/14/26	331	a
	$90	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	43
	490	Petroleos de Venezuela SA, Guaranteed Notes, 9.00%, due 11/17/21	195
	300	Petroleos de Venezuela SA, Guaranteed Notes, 6.00%, due 5/16/24	100
	100	Petroleos Mexicanos, Guaranteed Notes, 5.50%, due 1/21/21	108
	40	Petroleos Mexicanos, Guaranteed Notes, 6.63%, due 6/15/35	43
	270	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	282
	200	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	205
	200	Sinopec Group Overseas Development 2013 Ltd., Guaranteed Notes, 4.38%, due 10/17/23	209	ñ
	200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 5.45%, due 2/9/17	206
EUR	1,000	TOTAL SA, Junior Subordinated Euro Medium-Term Notes, 2.25%, due 12/29/49	1,076	µa
EUR	200	TOTAL SA, Junior Subordinated Euro Medium-Term Notes, 2.63%, due 12/29/49	208	µa
	$1,630	Transocean, Inc., Guaranteed Notes, 4.30%, due 10/15/22	1,184	**
	60	YPF SA, Senior Unsecured Notes, 8.50%, due 7/28/25	58	ñ
			6,131
Packing & Containers (0.2%)
EUR	100	Crown European Holdings SA, Guaranteed Notes, 4.00%, due 7/15/22	113	a
EUR	200	Rexam PLC, Subordinated Notes, 6.75%, due 6/29/67	224	µa
			337
Pharmaceuticals (0.1%)
EUR	200	Almirall SA, Guaranteed Notes, 4.63%, due 4/1/21	230	a

Pipelines (1.7%)
	$1,260	Energy Transfer Partners L.P., Senior Unsecured Notes, 5.20%, due 2/1/22	1,304
	1,040	TransCanada Trust, Guaranteed Notes, 5.63%, due 5/20/75	1,040	µ
	885	Williams Partners L.P., Senior Unsecured Notes, 3.60%, due 3/15/22	855
			3,199
Retail (0.7%)
GBP	100	Debenhams PLC, Guaranteed Notes, 5.25%, due 7/15/21	156	a
GBP	150	Pendragon PLC, Senior Secured Notes, 6.88%, due 5/1/20	247	a
EUR	200	Phoenix PIB Dutch Finance BV, Guaranteed Notes, 3.63%, due 7/30/21	227	a
GBP	200	Stonegate Pub Co. Financing PLC, Senior Secured Notes, 5.75%, due 4/15/19	316	a
GBP	200	Travis Perkins PLC, Guaranteed Notes, 4.38%, due 9/15/21	320	a
			1,266
Savings & Loans (0.4%)
EUR	280	Yorkshire Building Society, Senior Unsecured Euro Medium-Term Notes, 1.25%, due 3/17/22	300	a
GBP	250	Yorkshire Building Society, Subordinated Euro Medium-Term Notes, 4.13%, due 11/20/24	394	µa
			694
Software (0.2%)
EUR	300	InterXion Holding NV, Senior Secured Notes, 6.00%, due 7/15/20	351	a

Telecommunications (2.5%)
	$740	AT&T, Inc., Senior Unsecured Notes, 3.40%, due 5/15/25	708
EUR	300	eircom Finance Ltd., Senior Secured Euro Medium-Term Notes, 9.25%, due 5/15/20	358	a
EUR	275	Nokia Oyj, Senior Unsecured Euro Medium-Term Notes, 6.75%, due 2/4/19	352	a
EUR	150	Olivetti Finance SA, Guaranteed Euro Medium-Term Notes, 7.75%, due 1/24/33	227	a
EUR	200	Orange SA, Junior Subordinated Notes, 4.25%, due 2/28/49	233	µa
EUR	300	Play Finance 2 SA, Senior Secured Notes, 5.25%, due 2/1/19	339	a
	$565	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	615
EUR	200	TDC A/S, Junior Subordinated Notes, 3.50%, due 2/26/3015	214	µa
EUR	200	Telefonica Europe BV, Junior Subordinated Notes, 5.88%, due 3/31/49	239	µa
EUR	200	Telenet Finance V Luxembourg SCA, Senior Secured Notes, 6.75%, due 8/15/24	241	a
	$520	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	614
GBP	200	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.25%, due 3/28/29	326	a
EUR	300	Wind Acquisition Finance SA, Senior Secured Notes, 4.00%, due 7/15/20	336	a
			4,802

		Total Corporate Debt Securities (Cost $73,065)	72,444

Municipal Notes (0.2%)
	$250	Minnesota St. Var. Purp. G.O., Ser. 2013-D, 5.00%, due 10/1/23 (Cost $309)	305

Asset-Backed Securities (8.7%)
	330	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 0.97%, due 10/25/35	265	µ
	160	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.47%, due 4/25/36	139	µ
	320	Ameriquest Mortgage Securities, Inc., Ser. 2005-R8, Class M3, 0.70%, due 10/25/35	269	µ
	150	Argent Securities, Inc., Ser. 2005-W2, Class M1, 0.68%, due 10/25/35	122	µ
	1,315	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-AQ2, Class M1, 0.68%, due 9/25/35	1,164	µ
	325	Bear Stearns Asset Backed Securities I Trust, Ser. 2006-HE1, Class 1M3, 0.65%, due 12/25/35	271	µ
	229	Bear Stearns Asset Backed Securities Trust, Ser. 2004-SD3, Class M2, 1.44%, due 9/25/34	215	µ
	483	Bear Stearns Asset Backed Securities Trust, Ser. 2005-SD2, Class 1M2, 1.19%, due 3/25/35	441	µ
	310	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.67%, due 10/25/35	270	µ
	330	Carrington Mortgage Loan Trust, Ser. 2006-NC1, Class A4, 0.50%, due 1/25/36	272	µ
	325	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 0.43%, due 5/25/36	266	µ
	310	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.67%, due 10/25/35	272	µ
	1,375	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH4, Class M1, 0.47%, due 11/25/36	1,148	µ
	190	Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2E, 1.29%, due 5/25/37	181	ñµ
	1,225	Ellington Loan Acquisition Trust, Ser. 2007-1, Class A2C, 1.44%, due 5/29/37	1,123	ñµ
	301	EquiFirst Mortgage Loan Trust, Ser. 2005-1, Class M3, 0.91%, due 4/25/35	259	µ
	285	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1.17%, due 4/25/35	252	µ
	305	Fremont Home Loan Trust, Ser. 2005-2, Class M3, 0.94%, due 6/25/35	263	µ
	310	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT1, Class M1, 0.55%, due 12/25/35	263	µ
	545	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class M2, 0.58%, due 1/25/36	431	µ
	310	IndyMac Residential Asset Backed Trust, Ser. 2005-D, Class AII4, 0.54%, due 3/25/36	270	µ
	300	JP Morgan Mortgage Acquisition Corp., Ser. 2005-OPT2, Class M2, 0.64%, due 12/25/35	267	µ
	280	JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.43%, due 5/25/36	264	µ
	110	JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Class MV2, 0.47%, due 11/25/36	94	µ
	300	MASTR Asset Backed Securities Trust, Ser. 2006-HE1, Class A4, 0.48%, due 1/25/36	287	µ
	310	Morgan Stanley Capital I, Ser. 2005-HE3, Class M4, 1.17%, due 7/25/35	275	µ
	215	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1, 1.32%, due 5/25/32	203	µ
	$1,360	Morgan Stanley Home Equity Loan Trust, Ser. 2005-4, Class M1, 0.60%, due 9/25/35	1,174	µ
	250	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.59%, due 10/25/35	234	µ
	330	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, 0.56%, due 3/25/36	269	µ
	154	Option One Mortgage Loan Trust, Ser. 2006-1, Class 2A4, 0.49%, due 1/25/36	126	µ
	62	Park Place Securities, Inc., Ser. 2004-WHQ1, Class M4, 1.92%, due 9/25/34	53	µ
	300	Park Place Securities, Inc., Ser. 2005-WCH1, Class M4, 1.44%, due 1/25/36	267	µ
	228	Popular Mortgage Pass-Through Trust, Ser. 2005-5, Class MV1, 0.63%, due 11/25/35	214	µ
	250	RAAC, Ser. 2006-SP2, Class M1, 0.53%, due 2/25/36	224	µ
	300	RAAC, Ser. 2006-SP3, Class M1, 0.53%, due 8/25/36	268	µ
	258	Renaissance Home Equity Loan Trust, Ser. 2005-2, Class AV3, 0.56%, due 8/25/35	233	µ
	140	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ1, Class M5, 0.82%, due 4/25/35	125	µ
	300	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.75%, due 5/25/35	265	µ
	250	Residential Asset Mortgage Products, Inc., Ser. 2005-RS7, Class M1, 0.69%, due 7/25/35	218	µ
	650	Residential Asset Mortgage Products, Inc., Ser. 2006-EFC4, Class M4, 0.78%, due 9/25/35	537	µ
	288	Residential Asset Securities Corp., Ser. 2005-KS10, Class M2, 0.63%, due 11/25/35	250	µ
	216	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1.17%, due 7/25/34	202	µ
	220	Soundview Home Equity Loan Trust, Ser. 2005-OPT1, Class M2, 0.87%, due 6/25/35	193	µ
	1,300	Soundview Home Equity Loan Trust, Ser. 2005-2, Class M5, 1.18%, due 7/25/35	1,150	µ
	130	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 0.66%, due 11/25/35	108	µ
	170	Soundview Home Equity Loan Trust, Ser. 2006-1, Class A4, 0.49%, due 2/25/36	150	µ
	550	Structured Asset Investment Loan Trust, Ser. 2003-BC2, Class A1, 0.87%, due 4/25/33	532	µ
	185	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 0.77%, due 11/25/35	157	µ
	177	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.35%, due 4/25/36	167	µ

		Total Asset-Backed Securities (Cost $16,504)	16,662

Government Securities (20.8%)

Sovereign (20.8%)
	94	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	70	**
	101	Brazilian Government International Bond, Senior Unsecured Notes, 8.75%, due 2/4/25	130
	275	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	330
	200	Brazilian Government International Bond, Senior Unsecured Notes, 5.00%, due 1/27/45	167
	200	Colombia Government International Bond, Senior Unsecured Notes, 4.00%, due 2/26/24	199
	282	Colombia Government International Bond, Senior Unsecured Notes, 8.13%, due 5/21/24	359
	200	Colombia Government International Bond, Senior Unsecured Notes, 5.00%, due 6/15/45	186
	$400	Costa Rica Government International Bond, Senior Unsecured Notes, 4.25%, due 1/26/23	368
	100	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	110
	100	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	110
	26	Dominican Republic International Bond, Senior Unsecured Notes, 9.04%, due 1/23/18	28
	170	Dominican Republic International Bond, Senior Unsecured Notes, 6.85%, due 1/27/45	173
	400	Ecuador Government International Bond, Unsecured Notes, 10.50%, due 3/24/20	382
	200	Ecuador Government International Bond, Unsecured Notes, 7.95%, due 6/20/24	168
	200	Egypt Government International Bond, Senior Unsecured Notes, 5.88%, due 6/11/25	196	ñ
	210	El Salvador Government International Bond, Senior Unsecured Notes, 7.65%, due 6/15/35	210
	117	El Salvador Government International Bond, Unsecured Notes, 6.38%, due 1/18/27	112
	200	Hungary Government International Bond, Senior Unsecured Notes, 4.00%, due 3/25/19	208
	450	Hungary Government International Bond, Senior Unsecured Notes, 5.38%, due 2/21/23	490
	256	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	286
	132	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	177
	470	Indonesia Government International Bond, Senior Unsecured Notes, 3.75%, due 4/25/22	464
	400	Indonesia Government International Bond, Senior Unsecured Euro Medium-Term Notes, 5.88%, due 1/15/24	446
	200	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	268
	830	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	761	**
	200	Kazakhstan Government International Bond, Senior Unsecured Notes, 3.88%, due 10/14/24	185
MXN	42,290	Mexican Bonos, Bonds, Ser. M, 8.00%, due 12/7/23	2,970	a
MXN	45,310	Mexican Bonos, Bonds, Ser. M, 7.75%, due 11/13/42	3,183	a
	$210	Mexico Government International Bond, Senior Unsecured Medium-Term Notes, 4.75%, due 3/8/44	204
	300	Mexico Government International Bond, Senior Unsecured Notes, 4.00%, due 10/2/23	309
	200	Morocco Government International Bond, Senior Unsecured Notes, 4.25%, due 12/11/22	203
NZD	6,500	New Zealand Government Bond, Senior Unsecured Notes, Ser. 423, 5.50%, due 4/15/23	5,029	a
NZD	4,125	New Zealand Government Bond, Senior Unsecured Notes, Ser. 423, 5.50%, due 4/15/23	3,192	a
NZD	11,185	New Zealand Government Bond, Senior Unsecured Notes, Ser. 427, 4.50%, due 4/15/27	8,217	a
	$200	Nigeria Government International Bond, Senior Unsecured Notes, 5.13%, due 7/12/18	198
	200	Pakistan Government International Bond, Senior Unsecured Notes, 8.25%, due 4/15/24	214
	205	Panama Government International Bond, Senior Unsecured Notes, 6.70%, due 1/26/36	256
	30	Peruvian Government International Bond, Senior Unsecured Notes, 8.75%, due 11/21/33	45
	$76	Philippine Government International Bond, Senior Unsecured Notes, 9.50%, due 2/2/30	124
	200	Republic of Armenia, Senior Unsecured Notes, 6.00%, due 9/30/20	197
	200	Republic of Armenia, Unsecured Notes, 7.15%, due 3/26/25	198
	400	Republic of Azerbaijan International Bond, Senior Unsecured Notes, 4.75%, due 3/18/24	394
	400	Republic of Ghana, Unsecured Notes, 7.88%, due 8/7/23	373
	200	Republic of Serbia, Senior Unsecured Notes, 5.25%, due 11/21/17	207
	26	Republic of Serbia, Senior Unsecured Notes, 6.75%, due 11/1/24	26	**
	200	Republic of Serbia, Unsecured Notes, 5.88%, due 12/3/18	210
EUR	60	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 9/18/20	76	a
	$150	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 6.75%, due 2/7/22	177
	80	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.88%, due 1/22/24	86
	40	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	46	ñ
	700	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 5.00%, due 4/29/20	713
	430	Senegal Government International Bond, Senior Unsecured Notes, 8.75%, due 5/13/21	480
	400	Slovenia Government International Bond, Senior Unsecured Notes, 4.13%, due 2/18/19	422
	200	Slovenia Government International Bond, Senior Unsecured Notes, 5.25%, due 2/18/24	220
ZAR	39,605	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	2,402	a
	$100	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	114
	150	South Africa Government International Bond, Senior Unsecured Notes, 5.50%, due 3/9/20	163
	450	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	460
	200	Sri Lanka Government International Bond, Senior Unsecured Notes, 6.00%, due 1/14/19	206
	240	Sri Lanka Government International Bond, Senior Unsecured Notes, 6.25%, due 10/4/20	247
	100	Turkey Government International Bond, Senior Unsecured Notes, 7.50%, due 7/14/17	110
	250	Turkey Government International Bond, Senior Unsecured Notes, 7.50%, due 11/7/19	287
	300	Turkey Government International Bond, Senior Unsecured Notes, 5.13%, due 3/25/22	312
	383	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	456
	25	Uruguay Government International Bond, Senior Unsecured Notes, 7.63%, due 3/21/36	33
	620	Venezuela Government International Bond, Senior Unsecured Notes, 8.25%, due 10/13/24	223
	50	Venezuela Government International Bond, Senior Unsecured Notes, 9.25%, due 5/7/28	18
	110	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	42
	100	Vietnam Government International Bond, Senior Unsecured Notes, 6.75%, due 1/29/20	111

		Total Government Securities (Cost $40,643)	39,736

NUMBER OF SHARES

Exchange Traded Funds (4.9%)
	52,700	iShares iBoxx $ High Yield Corporate Bond ETF	4,636
	124,400	SPDR Barclays Capital High Yield Bond ETF	4,724

		Total Exchange Traded Funds (Cost $9,493)	9,360

Short-Term Investments (16.9%)
	32,344,898	State Street Institutional Liquid Reserves Fund Premier Class (Cost $32,345)	32,345	@

		Total Investments (99.1%) (Cost $191,157)	189,594	##

		Cash, receivables and other assets, less liabilities (0.9%)	1,757	¢¢

		Total Net Assets (100.0%)	$191,351

See Notes to Schedule of Investments

July 31, 2015 (Unaudited)

 Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman New York Municipal Income Fund (“New York Municipal Income”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), Neuberger Berman Short Duration High Income Fund (“Short Duration High Income”), Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund ("Unconstrained Bond") (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities.  Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of the Funds’ investments in exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of credit default swap contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2015:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Core Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$71,684	$-	$71,684
U.S. Government Agency Securities	-	16,425	-	16,425
Mortgage-Backed Securities
Commercial Mortgage-Backed	-	19,509	1,081	20,590
Other Mortgage-Backed Securities^	-	84,509	-	84,509
Total Mortgage-Backed Securities	-	104,018	1,081	105,099
Corporate Debt Securities^	-	72,811	-	72,811
Asset-Backed Securities	-	12,301	-	12,301
Government Securities	-	11,094	-	11,094
Short-Term Investments	-	16,624	-	16,624
Total Investments	-	304,957	1,081	306,038
Floating Rate Income
Investments:
Bank Loan Obligations
Automotive	-	3,970	698	4,668
Building & Development	-	10,093	1,171	11,264
Business Equipment & Services	-	39,364	2,758	42,122
Electronics - Electrical	-	25,617	1,376	26,993
Financial Intermediaries	-	18,142	105	18,247
Health Care	-	20,341	883	21,224
Industrial Equipment	-	12,541	5,509	18,050
Leisure Goods - Activities - Movies	-	10,097	1,507	11,604
Lodging & Casinos	-	35,227	1,058	36,285
Other Bank Loan Obligations^	-	158,582	-	158,582
Total Bank Loan Obligations	-	333,974	15,065	349,039
Corporate Debt Securities
Chemicals	-	508	0[z]	508
Other Corporate Debt Securities^	-	10,576	-	10,576
Total Corporate Debt Securities	-	11,084	0[z]	11,084
Asset-Backed Securities	-	4,410	1,009	5,419
Short-Term Investments	-	24,807	-	24,807
Total Investments	-	374,275	16,074	390,349
High Income
Investments:
Bank Loan Obligations
Cable & Satellite Television	-	7,271	107,308	114,579
Other Bank Loan Obligations^	-	161,379	-	161,379
Total Bank Loan Obligations	-	168,650	107,308	275,958
Corporate Debt Securities
Chemicals	-	56,203	3	56,206
Other Corporate Debt Securities^	-	3,058,046	-	3,058,046
Total Corporate Debt Securities	-	3,114,249	3	3,114,252
Short-Term Investments	-	110,860	-	110,860
Total Investments	-	3,393,759	107,311	3,501,070
Municipal High Income
Investments:
Municipal Notes^	-	23,355	-	23,355
Total Investments	-	23,355	-	23,355
Municipal Intermediate Bond
Investments:
Municipal Notes^	-	152,124	-	152,124
Total Investments	-	152,124	-	152,124
New York Municipal Income
Investments:
Municipal Notes^	-	63,132	-	63,132
Total Investments	-	63,132	-	63,132
Short Duration
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit		6,987		6,987

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

of the U.S. Government	-		-
Mortgage-Backed Securities^	-	18,758	-	18,758
Corporate Debt Securities^	-	21,553	-	21,553
Asset-Backed Securities	-	13,034	-	13,034
Short-Term Investments	-	1,514	-	1,514
Total Investments	-	61,846	-	61,846
Short Duration High Income
Investments:
Bank Loan Obligations
Building & Development	-	592	442	1,034
Cable & Satellite Television	-	-	6,594	6,594
Other Bank Loan Obligations^	-	13,749	-	13,749
Total Bank Loan Obligations	-	14,341	7,036	21,377
Corporate Debt Securities^	-	209,397	-	209,397
Short-Term Investments	-	12,080	-	12,080
Total Investments	-	235,818	7,036	242,854
Strategic Income
Investments:
Bank Loan Obligations
Automotive	-	2,752	279	3,031
Building & Development	-	4,325	454	4,779
Business Equipment & Services	-	19,757	548	20,305
Electronics - Electrical	-	12,331	583	12,914
Financial Intermediaries	-	8,065	829	8,894
Health Care	-	10,429	496	10,925
Industrial Equipment	-	5,589	2,437	8,026
Leisure Goods -Activities - Movies	-	5,985	947	6,932
Lodging & Casinos	-	16,590	504	17,094
Other Bank Loan Obligations^	-	83,520	-	83,520
Total Bank Loan Obligations	-	169,343	7,077	176,420
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	211,141	-	211,141
U.S. Government Agency Securities	-	31,281	-	31,281
Mortgage-Backed Securities
Commercial Mortgage-Backed	-	135,951	837	136,788
Other Mortgage-Backed Securities^	-	690,955	-	690,955
Total Mortgage-Backed Securities	-	826,906	837	827,743
Corporate Debt Securities
Air Transportation	-	-	362	362
Other Corporate Debt Securities^	-	793,122	-	793,122
Total Corporate Debt Securities	-	793,122	362	793,484
Asset-Backed Securities	-	396,337	-	396,337
Government Securities	-	138,535	-	138,535
Exchange Traded Funds	168,761	-	-	168,761
Mutual Funds	-	144,433	-	144,433
Short-Term Investments	-	73,681	-	73,681
Total Investments	168,761	2,784,779	8,276	2,961,816
Unconstrained Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	14,333	-	14,333
Mortgage-Backed Securities^	-	4,409	-	4,409
Corporate Debt Securities^	-	72,444	-	72,444
Municipal Notes	-	305	-	305
Asset-Backed Securities	-	16,662	-	16,662
Government Securities	-	39,736	-	39,736
Exchange Traded Funds	9,360	-	-	9,360
Short-Term Investments	-	32,345	-	32,345
Total Investments	9,360	180,234	-	189,594

^  The Schedule of Investments provides information on the industry or state categorization for the portfolio.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 7/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/15
Investments in Securities:
Core Bond
Mortgage-Backed Securities
Commercial Mortgage- Backed	$-	$-	$-	$5	$1,076	$-	$-	$-	$1,081	$5
Total	-	-	-	5	1,076	-	-	-	1,081	5
Floating Rate Income
Bank Loan Obligations
Air Transport	2,311	-	(38)	23	-	(2,296)	-	-	-	-
Automotive	623	-	-	(6)	704	-	-	(623)	698	(6)
Building & Development	597	1	-	(5)	441	(6)	740	(597)	1,171	(5)
Business Equipment & Services	5,863	1	-	39	-	(19)	1,111	(4,237)	2,758	39
Electronics - Electrical	944	-	3	5	589	(165)	-	-	1,376	5
Financial Intermediaries	-	-	-	1	-	(33)	137	-	105	1
Food Products	253	-	-	-	-	-	-	(253)	-	-
Health Care	-	-	-	(5)	-	(7)	895	-	883	(5)
Industrial Equipment	-	1	4	(7)	4,780	(1,104)	1,835	-	5,509	(7)
Leisure Goods - Activities - Movies	-	2	-	14	-	(53)	1,544	-	1,507	14
Lodging & Casinos	3,394	-	-	(1)	417	-	-	(2,752)	1,058	(1)
Utilities	3,152	-	-	-	-	-	-	(3,152)	-	-
Corporate Debt Securities
Chemicals[z]	-	-	-	-	0	-	-	-	0	-
Asset-Backed Securities	-	-	-	-	1,009	-	-	-	1,009	-
Total	17,137	5	(31)	58	7,940	(3,683)	6,262	(11,614)	16,074	35
High Income
Bank Loan Obligations
Cable & Satellite Television	-	-	-	-	107,308	-	-	-	107,308	-
Corporate Debt Securities
Chemicals[z]	-	-	-	3	0	-	-	-	3	3
Total	-	-	-	3	107,308	-	-	-	107,311	3
Short Duration High Income
Bank Loan Obligations
Building & Development	-	-	-	4	438	-	-	-	442	4
Cable & Satellite Television	-	-	-	-	6,594	-	-	-	6,594	-
Corporate Debt Securities
Air Transportation	201	-	-	-	-	-	-	(201)	-	-
Total	201	-	-	4	7,032	-	-	(201)	7,036	4
Strategic Income
Bank Loan Obligations
Air Transport	1,056	-	(2)	14	-	(1,068)	-	-	-	-
Automotive	209	-	-	(2)	281	-	-	(209)	279	(2)
Building & Development	1,180	-	-	(2)	171	(2)	287	(1,180)	454	(2)
Business Equipment & Services	1,337	1	-	6	60	(4)	485	(1,337)	548	6
Chemicals & Plastics	606	-	-	-	-	-	-	(606)	-	-
Electronics - Electrical	370	-	1	2	290	(80)	-	-	583	2
Financial Intermediaries	-	2	-	9	-	(264)	1,082	-	829	9
Food Products	83	-	-	-	-	-	-	(83)	-	-
Health Care	-	-	-	(3)	-	(4)	503	-	496	(3)
Industrial Equipment	-	-	-	(8)	1,703	(153)	895	-	2,437	(8)
Leisure Goods - Activities - Movies	-	1	-	1	457	(17)	505	-	947	1
Lodging & Casinos	1,298	-	-	-	115	-	-	(909)	504	-
Utilities	1,493	-	-	-	-	-	-	(1,493)	-	-
Mortgage-Backed Securities
Commercial Mortgage- Backed	924	-	-	(87)	-	-	-	-	837	(87)
Corporate Debt Securities

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Air Transportation	386	-	(1)	(2)	-	(21)	-	-	362	(2)
Total	8,942	4	(2)	(72)	3,077	(1,613)	3,757	(5,817)	8,276	(86)

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Funds do not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended July 31, 2015, certain securities were transferred from one level (as of October 31, 2014) to another. Based on beginning of period market values as of November 1, 2014, approximately $11,614,000, $201,000, and $5,817,000 were transferred from Level 3 to Level 2 for Floating Rate Income, Short Duration High Income, and Strategic Income, respectively. Also, approximately $6,262,000 and $3,757,000 were transferred from Level 2 to Level 3 for Floating Rate Income and Strategic Income, respectively. Transfers of bank loans and corporate debt securities into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2015, the Funds had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of July 31, 2015:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized appreciation)	$466	$-	$-	$466
Strategic Income
Futures contracts (unrealized appreciation)	$5,078	$-	$-	$5,078
Unconstrained Bond
Futures contracts (unrealized appreciation)	$418	$-	$-	$418
Forward contracts (unrealized appreciation)	-	2,351	-	2,351
Unconstrained Bond Total	$418	$2,351	$-	$2,769

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2015:

Liability Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized depreciation)	$(441)	$-	$-	$(441)
Strategic Income
Futures contracts (unrealized depreciation)	$(7,609)	$-	$-	$(7,609)
Unconstrained Bond
Futures contracts (unrealized depreciation)	$(2,335)	$-	$-	$(2,335)
Forward contracts (unrealized depreciation)	-	(993)	-	(993)
Centrally cleared credit default swap contracts (unrealized depreciation)	-	(5)	-	(5)
Unconstrained Bond Total	$(2,335)	$(998)	$-	$(3,333)
##	At July 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:
(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$307,377	$2,413	$3,752	$(1,339)
Floating Rate Income	394,530	1,656	5,837	(4,181)
High Income	3,598,019	68,070	165,019	(96,949)
Municipal High Income	23,297	105	47	58
Municipal Intermediate Bond	147,106	5,388	370	5,018
New York Municipal Income	60,765	2,485	118	2,367
Short Duration	62,257	120	531	(411)
Short Duration High Income	249,187	1,162	7,495	(6,333)
Strategic Income	3,001,354	36,231	75,769	(39,538)
Unconstrained Bond	191,378	685	2,469	(1,784)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2015, these securities amounted to approximately $18,563,000 or 6.7% of net assets for Core Bond, approximately $10,119,000 or 2.7% of net assets for Floating Rate Income, approximately $936,118,000 or 27.7% of net assets for High Income, approximately $2,470,000 or 10.3% of net assets for Municipal High Income, approximately $8,489,000 or 13.8% of net assets for Short Duration, approximately $57,111,000 or 24.3% of net assets for Short Duration High Income, approximately $235,630,000 or 10.4% of net assets for Strategic Income and approximately $3,805,000 or 2.0% of net assets for Unconstrained Bond.

Ñ	These securities have been deemed by the investment manager to be illiquid. At July 31, 2015, these securities amounted to approximately $29,596,000 or 7.8% of net assets for Floating Rate Income, approximately $110,529,000 or 3.3% of net assets for High Income, approximately $7,441,000 or 3.2% of net assets for Short Duration High Income and approximately $14,432,000 or 0.6% of net assets for Strategic Income.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2015, these securities amounted to $29,997,000 for Core Bond, $2,977,000 for Floating Rate Income, $40,700,000 for High Income, $1,512,000 for Municipal High Income, $635,000 for New York Municipal Income, $1,473,000 for Short Duration High Income, $679,830,000 for Strategic Income and $1,988,000 for Unconstrained Bond. For TBA (to be announced) securities, the maturity date was not known at the time of investment.

ß	Security is guaranteed by the corporate or non-profit obligor.

¢	All or a portion of this security was purchased on a delayed delivery basis.

††	As of July 31, 2015, the value of unfunded loan commitments was approximately $107,308,000 for High Income and $6,594,000 for Short Duration High Income pursuant to the following loan agreements:

High Income (000’s omitted)
Borrower	Principal Amount	Value
Charter Communications Operating Holding LLC, First Lien Unsecured Bridge Loan, due 5/23/16	$33,436	$33,436
Charter Communications Operating LLC, Secured Bridge Loan, due 5/23/16	46,656	46,656
Charter Communications Operating LLC, Unsecured Bridge Loan, due 5/23/16	27,216	27,216

Short Duration High Income (000’s omitted)
Borrower	Principal Amount	Value
Charter Communications Operating Holding LLC, First Lien Unsecured Bridge Loan, due 5/23/16	$2,055	$2,055
Charter Communications Operating LLC, Secured Bridge Loan, due 5/23/16	2,867	2,867
Charter Communications Operating LLC, Unsecured Bridge Loan, due 5/23/16	1,672	1,672

^^	All or a portion of this security has not settled as of July 31, 2015 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

@	All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or credit default swap contracts and/or forward contracts and/or delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of July 31, 2015, and their final maturities.

a	Principal amount is stated in the currency in which the security is denominated.
EUR = Euro
GBP = Pound Sterling
MXN = Mexican Peso
NZD = New Zealand Dollar
ZAR = South African Rand
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

c     Payment-in-kind (PIK) security for which part of the income earned may be paid as additional principal.

f     Value of the security was determined using methods the Board has approved in the good-faith belief the resulting valuation will reflect the fair value of the security.

g     Currently a zero coupon security; will convert to 5.00% on August 1, 2023.

‡     Security had an event of default.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

**	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.

#     These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on    resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At July 31, 2015, these securities amounted to approximately $801,000 or 3.3% of net assets for Municipal High Income:

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 7/31/15	Fair Value Percentage of Net Assets as of 7/31/15
Municipal High Income	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	7/31/2015	$300	1.2%	$300	1.2%

	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr. Lien Rev. (Gross Receipts Tax Increment Bond), Ser. 2015, 5.25%, due 5/1/25	6/30/2015	500	4.7%	501	2.1%
¢¢   At July 31, 2015, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Core Bond	September 2015	9 Euro-Buxl Bond, 30 Year	Short	$29,060
Core Bond	September 2015	33 Euro FX Currency	Short	2,241
Core Bond	September 2015	27 Euro-OAT	Short	(89,019)
Core Bond	September 2015	73 MXN Currency	Short	70,406
Core Bond	September 2015	54 NZD Currency	Short	243,575
Core Bond	September 2015	58 ZAR Currency	Short	44,005
Core Bond	September 2015	65 U.S. Treasury Note, 10 Year	Short	(61,083)
Core Bond	September 2015	30 U.S. Treasury Note, 5 Year	Short	(21,663)
Core Bond	September 2015	40 U.S. Treasury Note, 2 Year	Short	(14,004)
Core Bond	September 2015	19 U.S. Treasury Long Bond	Short	(93,593)
Core Bond	September 2015	34 U.S. Treasury bond, Ultra Long	Short	(158,699)
Core Bond	December 2015	36 EuroYen TIBOR, 90 Day	Long	(1,486)
Core Bond	December 2015	55 New Zealand Treasury Bill, 90 Day	Long	76,885
Core Bond	December 2016	22 New Zealand Treasury Bill, 90 day	Long	(1,464)
Total				$25,161
Strategic Income	September 2015	6 AUD/USD Currency	Short	17,107
Strategic Income	September 2015	92 Euro-Buxl Bond, 30 Year	Short	297,055
Strategic Income	September 2015	610 Euro Currency	Short	67,231
Strategic Income	September 2015	46 Euro-Bund	Short	1,021
Strategic Income	September 2015	290 Euro-Oat	Short	(551,497)
Strategic Income	September 2015	124 GBP Currency	Short	(324,420)
Strategic Income	September 2015	484 Mini Japanese, 10 Year	Short	$(227,384)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Strategic Income	September 2015	930 MXN Currency	Short	580,673
Strategic Income	September 2015	484 NZD Currency	Short	2,328,230
Strategic Income	September 2015	444 ZAR Currency	Short	336,867
Strategic Income	September 2015	3,366 U.S. Treasury Notes, 10 Year	Short	(4,100,974)
Strategic Income	September 2015	285 U.S. Treasury Notes, 2 Year	Short	(95,594)
Strategic Income	September 2015	730 U.S. Treasury Notes, 5 Year	Short	(585,782)
Strategic Income	September 2015	429 U.S. Treasury Long Bond	Short	(1,688,244)
Strategic Income	September 2015	157 UK Long Gilt Bond	Long	584,902
Strategic Income	September 2015	67 U.S. Treasury Long Bond	Long	324,301
Strategic Income	December 2015	557 EuroYen, 90 Day	Long	(23,059)
Strategic Income	December 2015	377 New Zealand Bank Bill, 3 Month	Long	540,633
Strategic Income	December 2016	175 New Zealand Bank Bill, 3 Month	Long	(11,649)
Total				(2,530,583)
Unconstrained Bond	September 2015	52 Canadian Treasury Bond, 10 Year	Short	(120,175)
Unconstrained Bond	September 2015	128 Euro-Buxl Bond, 30 Year	Short	(675,862)
Unconstrained Bond	September 2015	116 Euro-Bund	Short	(222,068)
Unconstrained Bond	September 2015	28 Euro-Oat	Short	(77,819)
Unconstrained Bond	September 2015	324 Mini Japanese, 10 Year	Short	(158,410)
Unconstrained Bond	September 2015	45 U.S. Treasury Note, 2 Year	Short	(15,974)
Unconstrained Bond	September 2015	246 U.S. Treasury Note, 5 Year	Short	(103,071)
Unconstrained Bond	September 2015	615 U.S. Treasury Note, 10 Year	Short	(840,816)
Unconstrained Bond	September 2015	27 U.S. Treasury Long Bond	Short	(118,539)
Unconstrained Bond	September 2015	43 U.K. Long Gilt Bond	Long	118,285
Unconstrained Bond	September 2015	60 U.S. Ultra Long Bond	Long	282,102
Unconstrained Bond	December 2015	42 EuroYen, 90 Day	Long	(871)
Unconstrained Bond	December 2015	37 New Zealand Treasury Bill, 90 Day	Long	17,181
Unconstrained Bond	December 2016	15 New Zealand Treasury Bill, 90 Day	Long	(1,001)
Total				(1,917,038)

At July 31, 2015, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Core Bond	$57,725,544	$(47,601,595)
Strategic Income	$513,227,896	$(950,217,314)
Unconstrained Bond	$59,994,322	$(212,392,222)

At July 31, 2015, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures contracts:

Core Bond	$1,187,582
Strategic Income	$14,600,815
Unconstrained Bond	$4,409,215
At July 31, 2015, open forward contracts for Unconstrained Bond were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
1,602,712	Australian Dollar	$1,224,302	Societe Generale	9/18/15	$(55,588)
3,156,772	Australian Dollar	2,389,068	State Street Bank London	9/18/15	(87,118)
3,652,217	Canadian Dollar	2,819,657	Royal Bank of Canada	9/18/15	(27,930)
1,246,660	Canadian Dollar	984,225	Societe Generale	9/18/15	(31,288)
4,682,896	Canadian Dollar	3,733,719	State Street Bank London	9/18/15	(154,148)
1,745,053	Euro Currency	1,945,649	Royal Bank of Canada	9/18/15	(28,017)
3,224,941	Euro Currency	3,535,486	Societe Generale	9/18/15	8,390
2,931,939	Euro Currency	3,260,919	State Street Bank London	9/18/15	(39,022)
234,264,678	Japanese Yen	1,899,314	Royal Bank of Canada	9/18/15	(8,040)
517,545,978	Japanese Yen	4,217,798	Societe Generale	9/18/15	(39,527)
343,509,468	Japanese Yen	2,781,669	State Street Bank London	9/18/15	(8,437)
11,491,193	Mexican Peso	772,559	Royal Bank of Canada	9/18/15	(11,778)
11,140,430	Mexican Peso	701,689	Societe Generale	9/18/15	(12,604)
815,612	New Zealand Dollar	545,149	Royal Bank of Canada	9/18/15	(8,729)
3,546,756	New Zealand Dollar	2,368,491	Societe Generale	9/18/15	(35,824)
3,913,807	New Zealand Dollar	2,634,803	State Street Bank London	9/18/15	(60,731)
5,789,015	Norwegian Krone	721,619	Royal Bank of Canada	9/18/15	(13,619)
58,493,407	Norwegian Krone	7,269,376	Societe Generale	9/18/15	(115,600)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

38,545,814	Norwegian Krone	4,824,760	State Street Bank London	9/18/15	(110,586)
251,176	Pound Sterling	392,588	Royal Bank of Canada	9/18/15	(463)
2,093,839	Pound Sterling	3,266,573	Societe Generale	9/18/15	2,237
1,686,669	Pound Sterling	2,634,141	State Street Bank London	9/18/15	(987)
1,490,461	Swedish Krona	180,882	Royal Bank of Canada	9/18/15	(7,968)
13,593,971	Swedish Krona	1,598,989	Societe Generale	9/18/15	(21,902)
15,758,033	Swedish Krona	1,884,231	State Street Bank London	9/18/15	(56,084)
1,148,128	Swiss Franc	1,227,386	State Street Bank London	9/18/15	(37,434)
Total					$(962,797)
Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
399,900	Australian Dollar	$308,294	Royal Bank of Canada	9/18/15	$16,683
2,452,039	Australian Dollar	1,866,045	Societe Generale	9/18/15	77,993
2,739,339	Australian Dollar	2,080,540	State Street Bank London	9/18/15	82,986
2,786,646	Canadian Dollar	2,254,391	Royal Bank of Canada	9/18/15	124,300
12,651,211	Canadian Dollar	9,959,043	Societe Generale	9/18/15	288,552
2,535,915	Canadian Dollar	2,046,997	State Street Bank London	9/18/15	108,563
7,128,004	Euro Currency	7,935,875	Royal Bank of Canada	9/18/15	102,938
17,685,976	Euro Currency	19,660,340	Societe Generale	9/18/15	225,286
7,956,103	Euro Currency	8,876,906	State Street Bank London	9/18/15	133,974
26,029,664	Japanese Yen	212,350	Royal Bank of Canada	9/18/15	2,206
68,208,527	Japanese Yen	549,754	Societe Generale	9/18/15	(909)
426,899,731	Japanese Yen	3,487,067	State Street Bank London	9/18/15	40,605
80,868,660	Mexican Peso	5,111,068	Royal Bank of Canada	9/18/15	108,984
9,668,879	Mexican Peso	623,296	State Street Bank London	9/18/15	25,233
19,803,998	New Zealand Dollar	13,245,219	Royal Bank of Canada	9/18/15	220,327
6,821,932	New Zealand Dollar	4,645,666	Societe Generale	9/18/15	158,950
6,160,875	New Zealand Dollar	4,226,169	State Street Bank London	9/18/15	174,224
11,314,945	Norwegian Krone	1,384,937	Royal Bank of Canada	9/18/15	1,113
19,332,052	Norwegian Krone	2,434,720	Societe Generale	9/18/15	70,399
25,931,344	Norwegian Krone	3,242,831	State Street Bank London	9/18/15	71,413
3,045,224	Pound Sterling	4,749,536	Royal Bank of Canada	9/18/15	(4,535)
4,071,430	Pound Sterling	6,342,468	Societe Generale	9/18/15	(13,671)
2,622,286	Pound Sterling	4,095,675	State Street Bank London	9/18/15	1,878
26,587,009	South African Rand	2,118,181	Royal Bank of Canada	9/18/15	33,050
4,638,090	South African Rand	368,219	Societe Generale	9/18/15	4,469
635,293	Swedish Krona	77,307	Royal Bank of Canada	9/18/15	3,604
6,194,517	Swedish Krona	731,232	Societe Generale	9/18/15	12,583
19,155,925	Swedish Krona	2,312,463	State Street Bank London	9/18/15	90,114
4,879,122	Swiss Franc	5,164,997	Societe Generale	9/18/15	108,138
1,928,946	Swiss Franc	2,050,996	State Street Bank London	9/18/15	51,782
Total					$2,321,232

At July 31, 2015, Unconstrained Bond had outstanding centrally cleared credit default swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts — Buy Protection

Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable /(Payable)	Total Fair Value
Goldman Sachs & Co.	Markit CDX North America High Yield Index	$8,553,000	5.00%	June 20, 2020	$536,658	$(541,753)	$(5,095)	$(90)	$(5,185)
Total					$536,658	$(541,753)	$(5,095)	$(90)	$(5,185)

*The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

At July 31, 2015, Unconstrained Bond had deposited $0 in a segregated account to cover margin requirements for centrally cleared credit default swap contracts.

§§     Affiliated issuer.
 Investments in Affiliates(1):

Balance of Shares Held October 31, 2014	Gross Purchases and	Gross Sales and Reductions	Balance of Shares Held July 31, 2015	Value July 31, 2015	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

		Additions					Issuers
Strategic Income
Neuberger Berman Emerging Markets Debt Fund Institutional Class	17,950,340	691,513	2,195,390	16,446,463	$144,433,020	$5,766,588	$(2,710,665)

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Income Funds and Management have obtained an exemptive order from the Securities and Exchange Commission that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Schedule of Investments Emerging Markets Debt Funda
(Unaudited) 7/31/15

PRINCIPAL AMOUNT[a]			VALUE†
(000's omitted)		(000's omitted)z

Corporate Debt Securities (28.1%)

Argentina (0.1%)
	$245	YPF SA, Senior Unsecured Notes, 8.50%, due 7/28/25	$236	ñ

Azerbaijan (0.9%)
	400	Int'l Bank of Azerbaijan OJSC, Senior Unsecured Notes, 5.63%, due 6/11/19	379	@
	200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 5.45%, due 2/9/17	206
	1,026	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Euro Medium-Term Notes, 4.75%, due 3/13/23	954	@
	200	State Oil Co. of the Azerbaijan Republic, Senior Unsecured Notes, 6.95%, due 3/18/30	205
			1,744
Brazil (1.9%)
	290	Banco do Brasil SA, Guaranteed Notes, 3.88%, due 10/10/22	260	@
	300	ESAL GmbH, Guaranteed Notes, 6.25%, due 2/5/23	295
	210	Fibria Overseas Finance Ltd., Guaranteed Notes, 5.25%, due 5/12/24	211
	250	Itau Unibanco Holding SA, Subordinated Notes, 5.75%, due 1/22/21	257	@
	200	Itau Unibanco Holding SA, Subordinated Notes, 5.65%, due 3/19/22	201
	200	JBS Investments GmbH, Guaranteed Notes, 7.75%, due 10/28/20	216
	200	Marfrig Overseas Ltd., Guaranteed Notes, 9.50%, due 5/4/20	203
	580	Minerva Luxembourg SA, Guaranteed Notes, 7.75%, due 1/31/23	583	@
	200	Petrobras Global Finance BV, Guaranteed Notes, 5.75%, due 1/20/20	193
	200	Samarco Mineracao SA, Senior Unsecured Notes, 5.75%, due 10/24/23	197	ñ
	550	Suzano Trading Ltd., Guaranteed Notes, 5.88%, due 1/23/21	572	@
	400	TAM Capital 3, Inc., Guaranteed Notes, 8.38%, due 6/3/21	411	@
	100	Vale Overseas Ltd., Guaranteed Unsecured Notes, 8.25%, due 1/17/34	106
	50	Vale Overseas Ltd., Guaranteed Notes, 6.88%, due 11/21/36	47
			3,753
Chile (0.9%)
	240	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.50%, due 8/1/24	243	@
	350	Cencosud SA, Guaranteed Notes, 4.88%, due 1/20/23	354	@
	450	Corpbanca SA, Senior Unsecured Notes, 3.88%, due 9/22/19	459	@
	200	Empresa Nacional del Petroleo, Senior Unsecured Notes, 4.38%, due 10/30/24	201	ñ
	200	GNL Quintero SA, Senior Unsecured Notes, 4.63%, due 7/31/29	201
	250	VTR Finance BV, Senior Secured Notes, 6.88%, due 1/15/24	254	@
			1,712
China (2.7%)
	200	Baidu, Inc., Senior Unsecured Notes, 3.00%, due 6/30/20	199
	200	China Cinda Finance 2014 Ltd., Guaranteed Notes, 5.63%, due 5/14/24	211
	200	China Cinda Finance 2015 I Ltd., Guaranteed Notes, 4.25%, due 4/23/25	190	ñ
	200	China Overseas Finance Cayman III Ltd., Guaranteed Notes, 6.38%, due 10/29/43	212	@
	200	China Resources Power East Foundation Co., Ltd., Guaranteed Notes, 7.25%, due 5/9/49	205	µ
	200	CITIC Ltd., Subordinated Notes, 8.63%, due 5/29/49	229	µ@
	800	CITIC Pacific Ltd., Senior Unsecured Notes, 6.80%, due 1/17/23	923	@
	300	CNOOC Curtis Funding No. 1 Pty Ltd., Guaranteed Notes, 4.50%, due 10/3/23	315	@
	205	CNOOC Finance 2011 Ltd., Guaranteed Notes, 4.25%, due 1/26/21	215	@
	214	CNPC Hong Kong Ltd., Senior Unsecured Notes, 3.75%, due 5/13/25	208	ñ
	250	COSL Finance BVI Ltd., Guaranteed Notes, 3.25%, due 9/6/22	238	@
	300	Country Garden Holdings Co., Ltd., Guaranteed Notes, 7.25%, due 4/4/21	306	@
	200	Franshion Development Ltd., Guaranteed Notes, 6.75%, due 4/15/21	222	@
	450	Greentown China Holdings Ltd., Guaranteed Notes, 8.50%, due 2/4/18	474
	400	Moon Wise Global Ltd., Guaranteed Notes, 9.00%, due 1/29/49	432	µ
	$450	Shimao Property Holdings Ltd., Guaranteed Notes, 8.13%, due 1/22/21	472	@
	400	Sinopec Group Overseas Development 2014 Ltd., Guaranteed Notes, 4.38%, due 4/10/24	420	@
			5,471
Colombia (2.2%)
	267	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.88%, due 4/21/25	266	ñ
	300	Banco Davivienda SA, Subordinated Notes, 5.88%, due 7/9/22	309	@
	275	Banco de Bogota SA, Subordinated Notes, 5.38%, due 2/19/23	281	@
	350	Bancolombia SA, Subordinated Notes, 6.13%, due 7/26/20	372	@
	135	Ecopetrol SA, Senior Unsecured Notes, 5.38%, due 6/26/26	131
	249	Ecopetrol SA, Senior Unsecured Notes, 5.88%, due 5/28/45	217	@
	370	Empresa de Energia de Bogota SA ESP, Senior Unsecured Notes, 6.13%, due 11/10/21	396	@
COP	1,278,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.38%, due 2/1/21	466	@
COP	1,227,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.63%, due 9/10/24	414	ñ@
COP	437,000	Financiera de Desarrollo Territorial SA Findeter, Senior Unsecured Notes, 7.88%, due 8/12/24	150	ñ@
	$200	Grupo Aval Ltd., Guaranteed Notes, 4.75%, due 9/26/22	195
	360	Millicom Int'l Cellular SA, Senior Unsecured Notes, 6.63%, due 10/15/21	374
	200	Millicom Int'l Cellular SA, Senior Unsecured Notes, 6.63%, due 10/15/21	208	ñ
	250	Pacific Rubiales Energy Corp., Guaranteed Notes, 7.25%, due 12/12/21	176
	470	Pacific Rubiales Energy Corp., Guaranteed Notes, 5.13%, due 3/28/23	297
	175	Pacific Rubiales Energy Corp., Guaranteed Notes, 5.63%, due 1/19/25	111
	175	Pacific Rubiales Energy Corp., Guaranteed Notes, 5.63%, due 1/19/25	111	ñ@
			4,474
Guatemala (0.4%)
	200	Cementos Progreso Trust, Guaranteed Notes, 7.13%, due 11/6/23	213	ñ
	460	Comcel Trust via Comunicaciones Celulares SA, Guaranteed Notes, 6.88%, due 2/6/24	488	ñ@
			701
Hong Kong (1.1%)
	200	Bank of East Asia Ltd., Subordinated Euro Medium-Term Notes, 6.38%, due 5/4/22	213	µ
	250	Bank of East Asia Ltd., Subordinated Euro Medium-Term Notes, 4.25%, due 11/20/24	253	µ@
	350	CLP Power HK Finance Ltd., Guaranteed Notes, 4.25%, due 5/29/49	356	µ@
	200	Fita Int'l Ltd., Guaranteed Notes, 7.00%, due 2/10/20	224	@
	100	Hutchison Whampoa Int'l 10 Ltd., Guaranteed Notes, 6.00%, due 4/29/49	101	ñµ
	300	Noble Group Ltd., Senior Unsecured Notes, 6.75%, due 1/29/20	288
	200	NWD MTN Ltd., Guaranteed Euro Medium-Term Notes, 5.25%, due 2/26/21	211
	288	OCBC Wing Hang Bank Ltd., Subordinated Euro Medium-Term Notes, 6.00%, due 4/29/49	300	µ@
	275	Sun Hung Kai Properties Capital Market Ltd., Guaranteed Euro Medium-Term Notes, 3.63%, due 1/16/23	279	@
			2,225
India (1.5%)
	350	ABJA Investment Co. Pte Ltd., Guaranteed Notes, 5.95%, due 7/31/24	345	@
	200	Bharti Airtel Int'l Netherlands BV, Guaranteed Notes, 5.13%, due 3/11/23	214
	250	Bharti Airtel Int'l Netherlands BV, Guaranteed Notes, 5.35%, due 5/20/24	271	ñ@
	200	Indian Oil Corp. Ltd., Senior Unsecured Euro Medium-Term Notes, 5.75%, due 8/1/23	221	@
	225	NTPC Ltd., Senior Unsecured Euro Medium-Term Notes, 5.63%, due 7/14/21	248	@
	300	Oil India Ltd., Senior Unsecured Notes, 5.38%, due 4/17/24	325	@
	$250	ONGC Videsh Ltd., Guaranteed Notes, 3.75%, due 5/7/23	244	@
	250	Reliance Industries Ltd., Senior Unsecured Notes, 4.13%, due 1/28/25	249	ñ@
	250	Reliance Industries Ltd., Senior Unsecured Notes, 4.88%, due 2/10/45	234	ñ@
	450	Vedanta Resources PLC, Senior Unsecured Notes, 6.00%, due 1/31/19	415
	200	Vedanta Resources PLC, Senior Unsecured Notes, 8.25%, due 6/7/21	188
			2,954
Indonesia (1.2%)
	515	Listrindo Capital BV, Guaranteed Notes, 6.95%, due 2/21/19	538	ñ@
	800	Pertamina Persero PT, Senior Unsecured Notes, 6.00%, due 5/3/42	735	@
	750	Pertamina Persero PT, Senior Unsecured Notes, 5.63%, due 5/20/43	657	ñ@
	280	Pertamina Persero PT, Senior Unsecured Notes, 6.45%, due 5/30/44	272	ñ@
	200	Pertamina Persero PT, Senior Unsecured Notes, 6.45%, due 5/30/44	195	@
			2,397
Iraq (0.1%)
	200	Genel Energy Finance PLC, Guaranteed Notes, 7.50%, due 5/14/19	178	ñ

Israel (0.2%)
	400	Israel Electric Corp. Ltd., Senior Secured Notes, 9.38%, due 1/28/20	499	@

Jamaica (0.4%)
	800	Digicel Group Ltd., Senior Unsecured Notes, 8.25%, due 9/30/20	790	@

Kazakhstan (1.6%)
	200	Halyk Savings Bank of Kazakhstan JSC, Senior Unsecured Notes, 7.25%, due 5/3/17	207
	500	KazMunayGas National Co., JSC, Senior Unsecured Notes, 9.13%, due 7/2/18	564	@
	200	KazMunayGas National Co., JSC, Senior Unsecured Notes, 6.38%, due 4/9/21	207
	2,400	KazMunayGas National Co., JSC, Senior Unsecured Notes, 5.75%, due 4/30/43	1,894	@
	200	Nostrum Oil & Gas Finance BV, Guaranteed Notes, 6.38%, due 2/14/19	175
	200	Zhaikmunai LLP, Guaranteed Notes, 7.13%, due 11/13/19	181	ñ
			3,228
Korea (0.1%)
	200	Woori Bank Co., Ltd., Subordinated Notes, 4.75%, due 4/30/24	209	ñ

Macau (0.1%)
	225	Wynn Macau Ltd., Senior Unsecured Notes, 5.25%, due 10/15/21	213	@

Mexico (4.9%)
	325	Alfa SAB de CV, Senior Unsecured Notes, 6.88%, due 3/25/44	336	ñ@
	200	Alpek SAB de CV, Guaranteed Notes, 5.38%, due 8/8/23	211
	210	BBVA Bancomer SA, Subordinated Notes, 6.50%, due 3/10/21	232	ñ@
	485	BBVA Bancomer SA, Subordinated Notes, 6.75%, due 9/30/22	545	@
	794	Cemex Finance LLC, Senior Secured Notes, 9.38%, due 10/12/22	888	@
	200	Cemex SAB de CV, Senior Secured Notes, 6.13%, due 5/5/25	199	ñ
MXN	13,591	Comision Federal de Electricidad, Senior Unsecured Notes, Ser. 14-2, 7.35%, due 11/25/25	820
	$200	Elementia SAB de CV, Guaranteed Notes, 5.50%, due 1/15/25	202
	375	Empresas ICA SAB de CV, Guaranteed Notes, 8.90%, due 2/4/21	277
	199	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.38%, due 3/30/38	200	ñ
	248	Fermaca Enterprises S de RL de CV, Senior Secured Notes, 6.38%, due 3/30/38	249	@
MXN	7,700	Petroleos Mexicanos, Guaranteed Notes, 7.19%, due 9/12/24	469
MXN	5,200	Petroleos Mexicanos, Guaranteed Notes, 7.19%, due 9/12/24	317	ñ
	$250	Petroleos Mexicanos, Guaranteed Notes, 4.25%, due 1/15/25	244	ñ@
MXN	6,351	Petroleos Mexicanos, Guaranteed Notes, Ser. 14-2, 7.47%, due 11/12/26	370
	$1,000	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	1,045	@
	366	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	376	@
	369	Servicios Corporativos Javer SAPI de CV, Guaranteed Notes, 9.88%, due 4/6/21	395	@
	200	Sixsigma Networks Mexico SA de CV, Guaranteed Notes, 8.25%, due 11/7/21	206	ñ
	550	Sixsigma Networks Mexico SA de CV, Guaranteed Notes, 8.25%, due 11/7/21	567
	200	Southern Copper Corp., Senior Unsecured Notes, 3.88%, due 4/23/25	192
	205	Southern Copper Corp., Senior Unsecured Notes, 7.50%, due 7/27/35	223	@
	50	Southern Copper Corp., Senior Unsecured Notes, 6.75%, due 4/16/40	49
	200	Trust F/1401, Senior Unsecured Notes, 5.25%, due 12/15/24	209
	200	Trust F/1401, Senior Unsecured Notes, 6.95%, due 1/30/44	216	ñ@
	200	Unifin Financiera SA de CV, Guaranteed Notes, 6.25%, due 7/22/19	195	ñ
	609	Unifin Financiera SA de CV, Guaranteed Notes, 6.25%, due 7/22/19	595
			9,827
Morocco (0.3%)
	350	Office Cherifien des Phosphates SA, Senior Unsecured Notes, 5.63%, due 4/25/24	366	ñ@
	200	Office Cherifien des Phosphates SA, Senior Unsecured Notes, 4.50%, due 10/22/25	192	ñ
			558
Panama (0.1%)
	200	Sable Int'l Finance Ltd., Guaranteed Notes, 6.88%, due 8/1/22	197	ñ

Peru (1.2%)
	200	Abengoa Transmision Sur SA, Senior Secured Notes, 6.88%, due 4/30/43	219	ñ@
	325	Banco de Credito del Peru, Subordinated Notes, 6.88%, due 9/16/26	364	µ@
	200	Banco de Credito del Peru, Subordinated Notes, 6.13%, due 4/24/27	215	µ
	250	Banco Int'l del Peru SAA Interbank, Subordinated Notes, 6.63%, due 3/19/29	268	ñµ@
	190	BBVA Banco Continental SA, Senior Unsecured Notes, 5.00%, due 8/26/22	200	@
	200	Co. Minera Ares SAC, Guaranteed Notes, 7.75%, due 1/23/21	197	ñ
	271	Corp. Financiera de Desarrollo SA, Subordinated Notes, 5.25%, due 7/15/29	272	ñµ@
	83	InRetail Consumer, Guaranteed Notes, 5.25%, due 10/10/21	86	ñ
	200	Minsur SA, Senior Unsecured Notes, 6.25%, due 2/7/24	210	ñ@
	312	Union Andina de Cementos SAA, Senior Unsecured Notes, 5.88%, due 10/30/21	319	ñ@
			2,350
Russia (1.9%)
	400	Alfa Bank OJSC via Alfa Bond Issuance PLC, Senior Unsecured Notes, 7.75%, due 4/28/21	399	@
	200	Bank Otkritie Financial Corp OJSC via OFCB Capital PLC, Senior Unsecured Notes, 7.25%, due 4/25/18	199
	200	Credit Bank of Moscow via CBOM Finance PLC, Senior Unsecured Notes, 7.70%, due 2/1/18	194
	200	Credit Bank of Moscow via CBOM Finance PLC, Subordinated Notes, 8.70%, due 11/13/18	174	@
	450	EDC Finance Ltd., Guaranteed Notes, 4.88%, due 4/17/20	400
	550	Gazprom OAO via Gaz Capital SA, Senior Unsecured Notes, 9.25%, due 4/23/19	613	@
	200	Mobile Telesystems OJSC via MTS Int'l Funding Ltd., Senior Unsecured Notes, 8.63%, due 6/22/20	217
	350	Rosneft Finance SA, Guaranteed Notes, Ser. 6, 7.88%, due 3/13/18	369	@
	200	Sistema JSFC Via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	194	ñ
	200	VimpelCom Holdings BV, Guaranteed Notes, 7.50%, due 3/1/22	201
	200	Vnesheconombank via VEB Finance PLC, Senior Unsecured Notes, 5.38%, due 2/13/17	203	ñ@
	$300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Notes, 6.90%, due 7/9/20	293	@
	300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Euro Medium-Term Notes, 6.80%, due 11/22/25	275	@
			3,731
Singapore (0.3%)
	350	Oversea-Chinese Banking Corp. Ltd., Subordinated Notes, 3.15%, due 3/11/23	354	µ@
	300	United Overseas Bank Ltd., Subordinated Euro Medium-Term Notes, 2.88%, due 10/17/22	304	µ@
			658
South Africa (0.6%)
	600	AngloGold Holdings PLC, Guaranteed Notes, 8.50%, due 7/30/20	614	@
	210	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 5.75%, due 1/26/21	204
	250	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 6.75%, due 8/6/23	250	@
	200	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 7.13%, due 2/11/25	202	ñ
			1,270
Thailand (0.5%)
	200	PTT Exploration & Production PCL, Subordinated Notes, 4.88%, due 12/29/49	199	ñµ
	200	PTT Exploration & Production PCL, Subordinated Notes, 4.88%, due 12/29/49	200	µ
	200	PTT Global Chemical PCL, Senior Unsecured Notes, 4.25%, due 9/19/22	206
	200	PTT PCL, Senior Unsecured Notes, 4.50%, due 10/25/42	183
	200	Siam Commercial Bank PCL, Senior Unsecured Notes, 3.50%, due 4/7/19	206	ñ
			994
Trinidad And Tobago (0.3%)
	550	Columbus Int'l, Inc., Guaranteed Notes, 7.38%, due 3/30/21	582	@

Tunisia (0.1%)
	294	Banque Centrale de Tunisie SA, Senior Unsecured Notes, 5.75%, due 1/30/25	284	ñ

Turkey (1.1%)
	200	Akbank TAS, Senior Unsecured Notes, 5.13%, due 3/31/25	190	ñ
	210	Finansbank AS, Senior Unsecured Notes, 6.25%, due 4/30/19	215	ñ
	483	TC Ziraat Bankasi AS, Senior Unsecured Notes, 4.25%, due 7/3/19	480	ñ@
	200	Turkiye Is Bankasi, Senior Unsecured Notes, 5.00%, due 4/30/20	201	ñ
	200	Turkiye Is Bankasi, Subordinated Notes, 7.85%, due 12/10/23	219	ñ@
	200	Turkiye Vakiflar Bankasi Tao, Senior Unsecured Notes, 5.00%, due 10/31/18	205	ñ@
	200	Turkiye Vakiflar Bankasi Tao, Subordinated Notes, 6.00%, due 11/1/22	195
	200	Yapi ve Kredi Bankasi AS, Senior Unsecured Notes, 5.25%, due 12/3/18	206	ñ@
	200	Yapi ve Kredi Bankasi AS, Subordinated Notes, 5.50%, due 12/6/22	191
			2,102
United Arab Emirates (0.7%)
	300	ADCB Finance Cayman Ltd., Guaranteed Euro Medium-Term Notes, 4.50%, due 3/6/23	307	@
	250	DP World Ltd., Senior Unsecured Notes, 3.25%, due 5/18/20	251
	320	DP World Ltd., Senior Unsecured Notes, 6.85%, due 7/2/37	354	ñ@
	400	Emirates NBD PJSC, Subordinated Euro Medium-Term Notes, 4.88%, due 3/28/23	416	µ@
			1,328
Venezuela (0.6%)
	953	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	460	@
	500	Petroleos de Venezuela SA, Guaranteed Notes, 9.00%, due 11/17/21	199
	$1,630	Petroleos de Venezuela SA, Guaranteed Notes, 6.00%, due 5/16/24	542	@
			1,201
Zambia (0.1%)
	200	Myriad Int'l Holdings BV, Guaranteed Notes, 5.50%, due 7/21/25	203	ñ

		Total Corporate Debt Securities (Cost $57,724)	56,068

Government Securities (61.5%)

Armenia (0.4%)
	887	Republic of Armenia, Unsecured Notes, 7.15%, due 3/26/25	877	ñ

Azerbaijan (0.1%)
	200	Republic of Azerbaijan International Bond, Senior Unsecured Notes, 4.75%, due 3/18/24	197

Belize (0.2%)
	508	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	378	**@
Bermuda (0.2%)
	350	Bermuda Government International Bond, Senior Unsecured Notes, 4.85%, due 2/6/24	367	ñ@

Brazil (6.2%)
BRL	14,997	Brazil Letras do Tesouro Nacional, Bills, 11.20%-12.67%, due 1/1/18	3,268	c
BRL	3,019	Brazil Letras do Tesouro Nacional, Bills, 13.08%, due 1/1/19	585	c
BRL	3,892	Brazil Notas do Tesouro Nacional, Notes, Ser. F, 10.00%, due 1/1/21	1,020
BRL	300	Brazil Notas do Tesouro Nacional, Notes, Ser. B, 6.00%, due 8/15/22	227
BRL	19,999	Brazil Notas do Tesouro Nacional, Notes, Ser. F, 10.00%, due 1/1/25	4,970
	$560	Brazilian Government International Bond, Senior Unsecured Notes, 4.88%, due 1/22/21	578
	900	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	1,080	@
	590	Brazilian Government International Bond, Senior Unsecured Notes, 7.13%, due 1/20/37	643	@
			12,371
Colombia (3.1%)
COP	423,000	Colombia Government International Bond, Senior Unsecured Notes, 4.38%, due 3/21/23	130	@
	$300	Colombia Government International Bond, Senior Unsecured Notes, 4.00%, due 2/26/24	299
COP	921,000	Colombia Government International Bond, Senior Unsecured Notes, 9.85%, due 6/28/27	390	@
	$200	Colombia Government International Bond, Senior Unsecured Notes, 7.38%, due 9/18/37	245	@
	710	Colombia Government International Bond, Senior Unsecured Notes, 5.63%, due 2/26/44	721	@
	200	Colombia Government International Bond, Senior Unsecured Notes, 5.00%, due 6/15/45	185
COP	5,171,800	Colombian TES, Bonds, Ser. B, 7.00%, due 5/4/22	1,815	@
COP	1,541,600	Colombian TES, Bonds, Ser. B, 7.50%, due 8/26/26	529
COP	3,602,700	Colombian TES, Bonds, Ser. B, 6.00%, due 4/28/28	1,076	@
COP	2,584,800	Colombian TES, Bonds, Ser. B, 7.75%, due 9/18/30	879	@
			6,269
Costa Rica (0.3%)
	$320	Costa Rica Government International Bond, Senior Unsecured Notes, 7.00%, due 4/4/44	306
	203	Costa Rica Government International Bond, Senior Unsecured Notes, 7.16%, due 3/12/45	195	ñ
	$200	Costa Rica Government International Bond, Senior Unsecured Notes, 7.16%, due 3/12/45	192
			693
Cote D'Ivoire (1.3%)
	450	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	413	ñ**@
	2,400	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	2,200	**@
			2,613
Croatia (0.6%)
	500	Croatia Government International Bond, Senior Unsecured Notes, 6.25%, due 4/27/17	528	@
	400	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	440	@
	200	Croatia Government International Bond, Senior Unsecured Notes, 6.38%, due 3/24/21	215
			1,183
Dominican Republic (0.9%)
DOP	2,040	Dominican Republic International Bond, Senior Unsecured Notes, 11.00%, due 1/5/18	46	Ñ
DOP	1,200	Dominican Republic International Bond, Bonds, 15.95%, due 6/4/21	33	Ñ
DOP	20,330	Dominican Republic International Bond, Unsecured Notes, 11.00%, due 7/30/21	456	#
DOP	20,000	Dominican Republic International Bond, Bonds, 11.50%, due 5/10/24	472	Ñ
	$280	Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	301	Ñ
	123	Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	132	#
	264	Dominican Republic International Bond, Senior Unsecured Notes, 6.85%, due 1/27/45	268	#
			1,708
Ecuador (0.7%)
	527	Ecuador Government International Bond, Senior Unsecured Notes, 10.50%, due 3/24/20	503	ñ
	200	Ecuador Government International Bond, Unsecured Notes, 10.50%, due 3/24/20	191
	930	Ecuador Government International Bond, Unsecured Notes, 7.95%, due 6/20/24	779	@
			1,473
Egypt (0.3%)
	424	Egypt Government International Bond, Senior Unsecured Notes, 5.88%, due 6/11/25	415	ñ
	138	Egypt Government International Bond, Senior Unsecured Notes, 6.88%, due 4/30/40	133
			548
El Salvador (0.5%)
	147	El Salvador Government International Bond, Unsecured Notes, 6.38%, due 1/18/27	140	ñ
	504	El Salvador Government International Bond, Unsecured Notes, 6.38%, due 1/18/27	480
	320	El Salvador Government International Bond, Senior Unsecured Notes, 7.65%, due 6/15/35	320	@
			940
Ghana (0.5%)
	$200	Republic of Ghana, Unsecured Notes, 7.88%, due 8/7/23	187
	607	Republic of Ghana, Unsecured Notes, 8.13%, due 1/18/26	563	ñ@
	240	Republic of Ghana, Unsecured Notes, 8.13%, due 1/18/26	223
			973
Hungary (6.0%)
HUF	265,990	Hungary Government Bond, Bonds, 7.50%, due 11/12/20	1,161	@
HUF	607,180	Hungary Government Bond, Bonds, 7.00%, due 6/24/22	2,646	@
HUF	962,070	Hungary Government Bond, Bonds, 5.50%, due 6/24/25	3,932	@
	$500	Hungary Government International Bond, Senior Unsecured Notes, 5.38%, due 2/21/23	544
	456	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	509	@
	2,290	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	3,075	@
	200	Magyar Export-Import Bank Zrt, Government Guaranteed Notes, 4.00%, due 1/30/20	202	ñ
			12,069
Indonesia (5.8%)
	800	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	1,074	@
	150	Indonesia Government International Bond, Senior Unsecured Notes, 7.75%, due 1/17/38	190	@
	350	Indonesia Government International Bond, Senior Unsecured Notes, 7.75%, due 1/17/38	444	ñ@
IDR	3,500,000	Indonesia Treasury Bond, Senior Unsecured Notes, 7.88%, due 4/15/19	256	@
IDR	34,400,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/24	2,495	@
IDR	6,000,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 9/15/26	437
IDR	33,975,000	Indonesia Treasury Bond, Senior Unsecured Notes, 9.00%, due 3/15/29	2,543	@
IDR	52,544,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/34	3,705	@
IDR	7,500,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.25%, due 5/15/36	523
			11,667
Jamaica (0.3%)
	$484	Jamaica Government International Bond, Senior Unsecured Notes, 6.75%, due 4/28/28	485
	200	Jamaica Government International Bond, Senior Unsecured Notes, 7.88%, due 7/28/45	199
			684
Kazakhstan (0.2%)
	318	Kazakhstan Government International Bond, Unsecured Notes, 5.13%, due 7/21/25	315

Kenya (0.5%)
	306	Kenya Government International Bond, Senior Unsecured Notes, 6.88%, due 6/24/24	300	ñ@
KES	90,000	Kenya Infrastructure Bond, Bonds, 11.00%, due 9/15/25	780	@
			1,080
Malaysia (3.3%)
	$1,000	1MDB Global Investments Ltd., Senior Unsecured Notes, 4.40%, due 3/9/23	851
MYR	9,000	Malaysia Government Bond, Senior Unsecured Notes, 3.65%, due 10/31/19	2,349	@
MYR	1,645	Malaysia Government Bond, Senior Unsecured Notes, 3.49%, due 3/31/20	427
MYR	400	Malaysia Government Bond, Senior Unsecured Notes, 4.05%, due 9/30/21	104
MYR	2,300	Malaysia Government Bond, Senior Unsecured Notes, 4.18%, due 7/15/24	600	@
MYR	4,000	Malaysia Government Bond, Senior Unsecured Notes, 3.96%, due 9/15/25	1,035
MYR	2,250	Malaysia Government Bond, Senior Unsecured Notes, 4.94%, due 9/30/43	611	@
MYR	2,200	Malaysia Government Investment Issue, Senior Unsecured Notes, 4.44%, due 5/22/24	583	@
			6,560
Mexico (2.4%)
MXN	7,819	Mexican Bonos, Bonds, Ser. M, 8.00%, due 12/7/23	549	@
MXN	13,230	Mexican Bonos, Bonds, Ser. M, 10.00%, due 12/5/24	1,052
MXN	6,857	Mexican Bonos, Bonds, Ser. M, 7.50%, due 6/3/27	469
MXN	1,800	Mexican Bonos, Bonds, Ser. M, 8.50%, due 5/31/29	134
MXN	21,094	Mexican Bonos, Bonds, Ser. M, 7.75%, due 5/29/31	1,475	@
MXN	9,987	Mexican Udibonos, Bonds, Ser. S, 2.50%, due 12/10/20	627
	$205	Mexico Government International Bond, Senior Unsecured Notes, 5.55%, due 1/21/45	221	@
	262	Mexico Government International Bond, Senior Unsecured Notes, 4.60%, due 1/23/46	247
			4,774
Mongolia (0.5%)
	500	Development Bank of Mongolia LLC, Government Guaranteed Euro Medium-Term Notes, 5.75%, due 3/21/17	480
	600	Mongolia Government International Bond, Senior Unsecured Notes, 5.13%, due 12/5/22	516	@
			996
Morocco (0.1%)
	200	Morocco Government International Bond, Senior Unsecured Notes, 5.50%, due 12/11/42	202
Nigeria (0.1%)
	200	Nigeria Government International Bond, Senior Unsecured Notes, 6.38%, due 7/12/23	195	@
Pakistan (0.5%)
	947	Pakistan Government International Bond, Senior Unsecured Notes, 8.25%, due 4/15/24	1,011	@
Panama (0.1%)
	150	Panama Government International Bond, Senior Unsecured Notes, 6.70%, due 1/26/36	187	@
Peru (1.4%)
PEN	1,383	Peruvian Government International Bond, Senior Unsecured Notes, 5.20%, due 9/12/23	400
PEN	3,841	Peruvian Government International Bond, Unsecured Notes, 5.70%, due 8/12/24	1,139	ñ
PEN	4,030	Peruvian Government International Bond, Senior Unsecured Notes, 6.95%, due 8/12/31	1,243
			2,782
Philippines (0.1%)
PHP	12,000	Philippine Government International Bond, Senior Unsecured Notes, 3.90%, due 11/26/22	260	@

Poland (2.0%)
PLN	5,100	Poland Government Bond, Bonds, 1.50%, due 4/25/20	1,296
PLN	2,813	Poland Government Bond, Bonds, 5.75%, due 9/23/22	891	@
PLN	3,867	Poland Government Bond, Bonds, 2.75%, due 8/25/23	1,146	@
PLN	1,940	Poland Government Bond, Bonds, 4.00%, due 10/25/23	558
PLN	320	Poland Government Bond, Bonds, 3.25%, due 7/25/25	88
			3,979
Romania (2.0%)
RON	6,220	Romania Government Bond, Bonds, 4.75%, due 6/24/19	1,676
RON	4,000	Romania Government Bond, Bonds, 5.75%, due 4/29/20	1,121	@
EUR	500	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 9/18/20	633	@
	$240	Romanian Government International Bond, Senior Unsecured Notes, 6.75%, due 2/7/22	283
	100	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	115
	56	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	65	ñ
			3,893
Russia (3.4%)
RUB	68,142	Russian Federal Bond - OFZ, Bonds, 6.20%, due 1/31/18	1,000	@
RUB	113,481	Russian Federal Bond - OFZ, Bonds, 7.50%, due 3/15/18	1,712	@
RUB	39,109	Russian Federal Bond - OFZ, Bonds, 7.50%, due 2/27/19	575
RUB	49,203	Russian Federal Bond - OFZ, Bonds, 7.60%, due 7/20/22	682	@
RUB	44,190	Russian Federal Bond - OFZ, Bonds, 7.00%, due 1/25/23	588	@
RUB	15,860	Russian Federal Bond - OFZ, Bonds, 7.00%, due 8/16/23	208	@
RUB	11,857	Russian Federal Bond - OFZ, Bonds, 7.05%, due 1/19/28	148
	$1,800	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 5.00%, due 4/29/20	1,834	@
			6,747
Senegal (0.5%)
	200	Senegal Government International Bond, Senior Unsecured Notes, 8.75%, due 5/13/21	223
	200	Senegal Government International Bond, Bonds, 6.25%, due 7/30/24	193	ñ
	660	Senegal Government International Bond, Bonds, 6.25%, due 7/30/24	635	@
			1,051
Serbia (0.3%)
	490	Republic of Serbia, Senior Unsecured Notes, 7.25%, due 9/28/21	551	@

Slovenia (1.0%)
	500	Slovenia Government International Bond, Senior Unsecured Notes, 5.85%, due 5/10/23	571	@
	1,300	Slovenia Government International Bond, Senior Unsecured Notes, 5.25%, due 2/18/24	1,433	@
			2,004
South Africa (4.2%)
ZAR	43,010	South Africa Government Bond, Bonds, 7.75%, due 2/28/23	3,327	@
ZAR	29,892	South Africa Government Bond, Bonds, 8.00%, due 1/31/30	2,244	@
ZAR	5,499	South Africa Government Bond, Bonds, 8.50%, due 1/31/37	421	@
ZAR	9,823	South Africa Government Bond, Bonds, 8.75%, due 2/28/48	766	@
	$700	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	798	@
	150	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	154	@
	300	South Africa Government International Bond, Senior Unsecured Notes, 5.88%, due 9/16/25	334	@
	100	South Africa Government International Bond, Senior Unsecured Notes, 6.25%, due 3/8/41	114
	200	ZAR Sovereign Capital Fund Propriety Ltd., Senior Unsecured Notes, 3.90%, due 6/24/20	203	ñ
			8,361
Sri Lanka (0.5%)
	200	Sri Lanka Government International Bond, Senior Unsecured Notes, 5.88%, due 7/25/22	198
	200	Sri Lanka Government International Bond, Senior Unsecured Notes, 6.13%, due 6/3/25	197	ñ
	$630	Sri Lanka Government International Bond, Senior Unsecured Notes, 6.00%, due 1/14/19	647
			1,042
Thailand (3.6%)
THB	58,828	Thailand Government Bond, Senior Unsecured Notes, 3.88%, due 6/13/19	1,787	@
THB	32,000	Thailand Government Bond, Senior Unsecured Notes, 2.55%, due 6/26/20	922
THB	75,000	Thailand Government Bond, Senior Unsecured Notes, 3.65%, due 12/17/21	2,270	@
THB	39,600	Thailand Government Bond, Senior Unsecured Notes, 3.63%, due 6/16/23	1,194	@
THB	30,148	Thailand Government Bond, Senior Unsecured Notes, 3.85%, due 12/12/25	934	@
			7,107
Turkey (6.3%)
	$200	Export Credit Bank of Turkey, Senior Unsecured Notes, 5.00%, due 9/23/21	202	ñ
TRY	1,400	Turkey Government Bond, Bonds, 8.30%, due 6/20/18	489	@
TRY	9,374	Turkey Government Bond, Bonds, 8.50%, due 7/10/19	3,265	@
TRY	14,678	Turkey Government Bond, Bonds, 7.40%, due 2/5/20	4,888
TRY	1,451	Turkey Government Bond, Bonds, 8.50%, due 9/14/22	497	@
TRY	346	Turkey Government Bond, Bonds, 8.80%, due 9/27/23	120
TRY	2,321	Turkey Government Bond, Bonds, 9.00%, due 7/24/24	814	@
	$710	Turkey Government International Bond, Senior Unsecured Notes, 7.50%, due 11/7/19	815
	780	Turkey Government International Bond, Senior Unsecured Notes, 5.13%, due 3/25/22	812
	100	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	119
	205	Turkey Government International Bond, Senior Unsecured Notes, 4.25%, due 4/14/26	194
	300	Turkey Government International Bond, Unsecured Notes, 6.63%, due 2/17/45	343	@
			12,558
Venezuela (0.5%)
	1,380	Venezuela Government International Bond, Senior Unsecured Notes, 8.25%, due 10/13/24	497	@
	1,500	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	566	@
			1,063
Vietnam (0.1%)
	220	Vietnam Government International Bond, Senior Unsecured Notes, 4.80%, due 11/19/24	220

Zambia (0.5%)
ZMW	780	Republic of Zambia Government Bond, Unsecured Notes, 10.00%, due 9/3/15	101	Ñ
ZMW	675	Republic of Zambia Treasury Bills, 22.26%, due 8/20/15	87	cÑ
ZMW	4,500	Republic of Zambia Treasury Bills, 18.18%, due 9/21/15	575	cÑ
	$200	Zambia Government International Bond, Senior Unsecured Notes, 8.97%, due 7/30/27	192
			955
		Total Government Securities (Cost $134,135)	122,903

NUMBER OF SHARES

Short-Term Investments (9.4%)
	18,768,313	State Street Institutional Government Money Market Fund Premier Class (Cost $18,768)	18,768	@

		Total Investments (99.0%) (Cost $210,627)	$197,739	##

		Cash, receivables and other assets, less liabilities (1.0%)	2,020	±

		Total Net Assets (100.0%)	$199,759

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
EMERGING MARKETS DEBT FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$122,903	61.5%
Oil & Gas	16,113	8.1%
Banks	12,652	6.3%
Electric	4,817	2.4%
Telecommunications	3,733	1.9%
Real Estate	2,621	1.3%
Mining	2,088	1.1%
Diversified Financial Services	2,020	1.0%
Food	1,651	0.8%
Building Materials	1,406	0.7%
Media	1,039	0.5%
Forest Products & Paper	1,026	0.5%
Chemicals	975	0.5%
Holding Companies - Diversified	725	0.4%
Iron - Steel	695	0.4%
Gas	650	0.3%
Oil & Gas Services	638	0.3%
Commercial Services	605	0.3%
Real Estate Investment Trusts	425	0.2%
Airlines	411	0.2%
Investment Companies	406	0.2%
Home Builders	395	0.2%
Engineering & Construction	277	0.1%
Lodging	213	0.1%
Metal Fabricate - Hardware	202	0.1%
Internet	199	0.1%
Retail	86	0.1%
Short-Term Investments and Other Assets-Net	20,788	10.4%
	$199,759	100.0%

*Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

July 31, 2015 (Unaudited)

Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Emerging Markets Debt Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price (generally Level 2 inputs).

The value of cross currency swap contracts is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2015:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Investments:
Corporate Debt Securities^	$-	$56,068	$-	$56,068
Government Securities
Dominican Republic	-	1,190	518	1,708
Zambia	-	854	101	955
Other Government Securities^	-	120,240	-	120,240
Total Government Securities	-	122,284	619	122,903
Short-Term Investments	-	18,768	-	18,768
Total Investments	$-	$197,120	$619	197,739

^	The Schedule of Investments and Positions by Industry provide information on the country and industry categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 7/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/15
Investments in Securities:
Government Securities
Dominican Republic	$998	$-	$-	$4	$-	$-	$-	$(484)	$518	$4
Zambia	913	16	(20)	(14)	114	(197)	-	(711)	101	(14)
Total	$1,911	$16	$(20)	$(10)	$114	$(197)	$-	$(1,195)	$619	$(10)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose inputs used in formulating such quotation.

As of the period ended July 31, 2015, certain securities were transferred from one level (as of October 31, 2014) to another. Based on beginning of period market values as of November 1, 2014, approximately $1,195,000 was transferred from Level 3 to Level 2, as a result of an increase in the number of observable inputs that were readily available to the independent pricing service. As of the period ended July 31, 2015, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of July 31, 2015:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized appreciation)	$-	$3,413	$-	$3,413
Futures contracts	4,047			4,047
Swap contracts	-	133	-	133
Total	$4,047	$3,546	$-	$7,593

Liability Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$-	$(3,480)	$-	$(3,480)
Futures contracts	(84,831)	-	-	(84,831)
Swap contracts	-	(811)	-	(811)
Total	$(84,831)	$(4,291)	$	$(89,122)

##	At July 31, 2015, the cost of investments for U.S. federal income tax purposes was approximately $211,897,000. Gross unrealized appreciation of investments was approximately $2,152,000 and gross unrealized depreciation of investments was approximately $16,310,000, resulting in net unrealized depreciation of approximately $14,158,000 based on cost for U.S. federal income tax purposes.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At July 31, 2015, these securities amounted to approximately $20,222,000 or 10.1% of net assets of the Fund.

Ñ These securities have been deemed by the investment manager to be illiquid. At July 31, 2015, these securities amounted to approximately $1,615,000 or 0.8% of net assets.

@	All or a portion of this security is segregated in connection with obligations for forward contracts, financial futures contracts and/or interest rate swap contracts.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of July 31, 2015, and their final maturities.

a	Principal amount is stated in the currency in which the security is denominated.

BRL = Brazilian Real
COP = Colombian Peso
DOP = Dominican Peso
EUR = Euro
HUF = Hungarian Forint
IDR = Indonesian Rupiah
KES = Kenyan Shilling
MYR = Malaysian Ringgit
MXN = Mexican Peso
PEN = Peruvian Nuevo Sol
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

PHP = Philippine Peso
PLN = Polish Zloty
RON = Romanian Leu
RUB = Russian Ruble
THB = Thai Baht
TRY = Turkish Lira
ZAR = South African Rand
ZMW = Zambian Kwacha

c Interest rate represents discount rate at time of purchase, not a coupon rate.

z A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

**	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.

#	These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2015, these securities amounted to approximately $856,000 or 0.4% of net assets.

Restricted Security (000’s omitted)	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 7/31/15	Fair Value Percentage of Net Assets as of 7/31/15
Dominican Republic International Bond, Unsecured Notes, 11.00%, due 7/30/21	8/15/2014	$466	0.2%	$456	0.2%

Dominican Republic International Bond, Senior Unsecured Notes, 7.45%, due 4/30/44	7/11/2014	132	0.1%	132	0.1%

Dominican Republic International Bond, Senior Unsecured Notes, 6.85%, due 1/27/45	1/20/2015	269	0.1%	268	0.1%

± At July 31, 2015, the Fund had outstanding interest rate swap contracts as follows:

				Rate Type
Swap Counterparty	Notional Amount[d]		Termination Date	Fixed-rate	Variable-rate Payments Received/(Paid) by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	HUF	200,000,000	October 4, 2015	3.62%	1.42%(1)	$(18,011)	$(2,241)	(20,252)
Goldman Sachs International	BRL	2,787,608	January 4, 2016	11.66%	(14.13%)(2)	3,400	(9,132)	(5,732)
J.P. Morgan Chase Bank, N.A.	BRL	1,808,142	January 4, 2016	11.60%	(14.13%)(2)	898	(6,018)	(5,120)
Goldman Sachs International	BRL	14,998,187	January 4, 2016	11.00%	(14.13%)(2)	(44,586)	(57,891)	(102,477)
Goldman Sachs International	BRL	7,962,610	January 4, 2016	11.92%	(14.13%)(2)	(6,697)	(21,514)	(28,211)
Goldman Sachs International	ILS	7,775,917	January 16, 2016	1.20%	0.10%(3)	(11,841)	(10,735)	(22,576)
Goldman Sachs		6,800,000	February 3, 2016	3.31%	1.79%(4)	(6,444)	(13,730)	(20,174)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

International	PLN
Goldman Sachs International	ILS	5,500,000	February 14, 2016	1.21%	0.08%(5)	(7,660)	(8,971)	(16,631)
Goldman Sachs International	ILS	2,000,000	April 2, 2016	0.95%	0.10%(6)	(1,593)	(3,104)	(4,697)
Goldman Sachs International	ILS	4,000,000	May 22, 2016	0.76%	0.07%(7)	(1,418)	(5,782)	(7,200)
Goldman Sachs International	HUF	991,365,843	July 11, 2016	2.45%	1.42%(8)	-	(33,270)	(33,270)
J.P. Morgan Chase Bank, N.A.	ILS	6,000,000	July 31, 2016	0.64%	0.09%(9)	(10,093)	(8,419)	(18,512)
Goldman Sachs International	BRL	9,403,801	January 2, 2017	13.27%	(14.13%)(2)	(1,381)	(4,721)	(6,102)
J.P. Morgan Chase Bank, N.A.	HUF	2,079,898,824	July 17, 2017	1.77%	1.40%(10)	-	(1,271)	(1,271)
J.P. Morgan Chase Bank, N.A.	MXN	40,000,000	October 5, 2017	6.21%	(3.31%)(11)	-	30,309	30,309
Goldman Sachs International	BRL	3,811,089	January 2, 2018	11.81%	(14.13%)(2)	(2,520)	(28,952)	(31,472)
Goldman Sachs International	BRL	12,431,344	January 2, 2018	12.86%	(14.13%)(2)	(162)	398	236
J.P. Morgan Chase Bank, N.A.	ILS	31,000,000	March 24, 2019	1.14%	(0.08%)(12)	-	(28,401)	(28,401)
Goldman Sachs International	MXN	70,553,511	June 27, 2019	6.82%	(3.31%)(13)	-	21,797	21,797
J.P. Morgan Chase Bank, N.A.	CZK	95,000,000	February 16, 2020	0.54%	0.09%(14)	(2,430)	4,147	1,717
J.P. Morgan Chase Bank, N.A.	COP	2,246,901,142	March 11, 2020	5.33%	4.37%(15)	(1,050)	(402)	(1,452)
J.P. Morgan Chase Bank, N.A.	CZK	46,000,000	May 5, 2020	0.50%	0.39%(16)	(2,294)	7,831	5,537
J.P. Morgan Chase Bank, N.A.	THB	63,000,000	May 18, 2020	2.13%	(1.81%)(17)	8,065	10,606	18,671
Goldman Sachs International	PLN	9,000,000	July 15, 2020	2.32%	(1.79%)(18)	2,575	8,636	11,211
J.P. Morgan Chase Bank, N.A.	MXN	2,000,000	December 7, 2020	6.09%	(3.31)%(19)	603	3,667	4,270
Goldman Sachs International	BRL	3,622,798	January 4, 2021	12.73%	(14.13%)(2)	(1,701)	10,859	9,158
Goldman Sachs International	BRL	1,851,443	January 2, 2023	10.84%	(14.13%)(2)	(6,334)	(79,549)	(85,883)
Goldman Sachs International	BRL	1,000,000	January 2, 2023	11.99%	(14.13%)(2)	(748)	(14,620)	(15,368)
J.P. Morgan Chase Bank, N.A.	ZAR	7,800,000	October 2, 2023	8.08%	(6.15%)(20)	4,192	(1,289)	2,903
J.P. Morgan Chase Bank, N.A.	HUF	300,000,000	August 4, 2024	4.29%	1.37%(21)	(48,647)	(106,272)	(154,919)
Goldman Sachs International	CLP	273,108,701	March 11, 2025	4.53%	16,572.35%(22)	(2,418)	786	(1,632)
Goldman Sachs International	HUF	250,000,000	May 11, 2025	3.45%	1.70%(23)	(6,913)	(23,226)	(30,139)
Goldman Sachs International	MXN	9,841,893	May 21, 2025	6.36%	(3.31%)(24)	1,620	5,765	7,385
J.P. Morgan Chase Bank, N.A.	CLP	377,165,467	June 5, 2025	4.72%	16,575.11%(25)	-	(13,041)	(13,041)
J.P. Morgan Chase Bank, N.A.	ZAR	6,400,000	October 2, 2028	8.53%	(6.15%)(20)	4,225	1,679	5,904
Goldman Sachs International	ZAR	6,100,000	January 16, 2029	8.76%	(6.16%)(26)	3,938	9,855	13,793
						$(155,425)	$(366,216)	$(521,641)

(1)	6 Month Budapest Interbank Offer Rate (BUBOR) at July 2, 2015.

(2)	1 Day Overnight Brazil CETIP Interbank Deposit Rate.

(3)	3 Month Tel Aviv Interbank Offer Rate (TELBOR) at July14, 2015.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

(4)  6 Month Poland Warsaw Interbank Offer Rate (WIBOR) at July 30, 2015.

(5)  3 Month Tel Aviv Interbank Offer Rate (TELBOR) at May 12, 2015.

(6) 3 Month Tel Aviv Interbank Offer Rate (TELBOR) at June 30, 2015.

(7)  3 Month Tel Aviv Interbank Offer Rate (TELBOR) at May 20, 2015.

(8)  6 Month Budapest Interbank Offer Rate (BUBOR) at July 9, 2015.

(9)  3 Month Tel Aviv Interbank Offer Rate (TELBOR) at July 29, 2015.

(10) 3 Month Budapest Interbank Offer Rate (BUBOR) at July 15, 2015.

(11) 28 Day Mexican Interbank Equilibrium Interest Rate (TIIE).

(12) 3 Month Tel Aviv Interbank Offer Rate (TELBOR) at June 22, 2015.

(13) 28 Day Mexican Interbank Equilibrium Interest Rate (TIIE).

(14) 6 Month Prague Interbank Offer Rate (PIRBOR) at February 12, 2015.

(15) 1 Day Colombia Overnight Interbank Reference Rate.

(16)  6 Month Prague Interbank Offer Rate (PIRBOR) at May 1, 2015.

(17) 6 Month Thailand Fixing Rate (BOFX6M) at May 14, 2015.

(18) 6 Month Poland Warsaw Interbank Offer Rate (WIBOR) at July 13, 2015.

(19) 28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at July 22, 2015.

(20)  3 Month Johannesburg Interbank Agreed Rate (JIBAR) at July 2, 2015.

(21)  6 Month Budapest Interbank Offer Rate (BUBOR) at July 31, 2015.

(22) 1 Day Sinacofi Chile Interbank Rate at July 29, 2015.

(23)  6 Month Budapest Interbank Offer Rate (BUBOR) at May 7, 2015.

(24) 28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at July 28, 2015.

(25) 1 Day Sinacofi Chile Interbank Rate at July 31, 2015.

(26)  3 Month Johannesburg Interbank Agreed Rate (JIBAR) July 16, 2015.

d  Notional amount is stated in the currency in which the swap is denominated.

BRL = Brazilian Real
CLP = Chilean Peso
COP = Colombian Peso
CZK= Czech Republic Koruna
HUF = Hungarian Forint
ILS = Israeli Shekel
MXN = Mexican Peso
PLN = Polish Zloty
THB = Thai Baht
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

ZAR = South African Rand
At July 31, 2015, the Fund had outstanding cross currency swap contracts as follows:

				Rate Type
Swap Counterparty	Fund Receives Fixed-rate on Notional Amount(1)		Fund Pays Floating-rate on Notional Amount(1)	Fixed-rate	Variable-rate Payments Received/(Paid) by the Fund	Termination Date	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	TRY	27,500,000	$12,315,279	8.57%	(0.29%)(2)	October 28, 2016	$-	$(156,819)	$(156,819)

(1)	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(2)	90 day LIBOR at July 24, 2015.

TRY = Turkish Lira

At July 31, 2015, open forward contracts for the Fund were as follows:

Contracts to Receive		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

1,311,755	Australian Dollar	$967,543	US Dollar	JPMorgan Chase Bank N.A.	09/15/15	$(10,845)
5,003,073	Brazilian Real	1,520,772	US Dollar	Goldman Sachs & Co.	09/01/15	(74,763)
15,635,938	Brazilian Real	4,850,116	US Dollar	JPMorgan Chase Bank N.A.	09/01/15	(330,953)
3,350,367	Canadian Dollar	2,691,090	US Dollar	Goldman Sachs & Co.	09/08/15	(129,943)
1,168,365,666	Chilean Peso	1,840,671	US Dollar	JPMorgan Chase Bank N.A.	09/08/15	(113,540)
13,791,300	Chinese Yuan Renminbi	2,194,119	US Dollar	Goldman Sachs & Co.	08/03/15	26,809
16,013,146	Chinese Yuan Renminbi	2,544,309	US Dollar	Goldman Sachs & Co.	09/15/15	67,802
1,342,348	Chinese Yuan Renminbi	214,561	US Dollar	JPMorgan Chase Bank N.A.	09/15/15	4,407
1,732,091,414	Colombian Peso	641,107	US Dollar	Citibank N.A.	08/04/15	(39,686)
7,732,427,165	Colombian Peso	2,814,713	US Dollar	Goldman Sachs & Co.	08/04/15	(129,842)
17,379,885,829	Colombian Peso	6,542,275	US Dollar	JPMorgan Chase Bank N.A.	08/04/15	(507,592)
268,611,326	Colombian Peso	93,155	US Dollar	Goldman Sachs & Co.	10/30/15	(453)
5,513,127,847	Colombian Peso	1,924,975	US Dollar	JPMorgan Chase Bank N.A.	10/30/15	(22,316)
865,562	Euro Currency	937,658	US Dollar	Goldman Sachs & Co.	08/05/15	12,957
12,070,284	Euro Currency	13,426,915	US Dollar	JPMorgan Chase Bank N.A.	08/05/15	(170,563)
1,631,611	Euro Currency	1,777,644	US Dollar	JPMorgan Chase Bank N.A.	08/10/15	14,399
6,529,012	Euro Currency	7,137,009	US Dollar	JPMorgan Chase Bank N.A.	09/03/15	36,135
1,801,434	Euro Currency	1,971,896	US Dollar	JPMorgan Chase Bank N.A.	10/14/15	8,489
68,615,873	Indian Rupee	1,065,298	US Dollar	Goldman Sachs & Co.	10/08/15	(3,807)
56,516,277	Indian Rupee	875,736	US Dollar	JPMorgan Chase Bank N.A.	10/08/15	(1,426)
2,520,587,562	Indonesian Rupiah	187,471	US Dollar	Goldman Sachs & Co.	08/11/15	(1,381)
17,431,962,345	Indonesian Rupiah	1,340,352	US Dollar	Goldman Sachs & Co.	11/20/15	(88,836)
16,224,791,805	Indonesian Rupiah	1,208,257	US Dollar	JPMorgan Chase Bank N.A.	11/20/15	(43,409)
7,703,853	Israeli Shekel	2,048,706	US Dollar	Goldman Sachs & Co.	09/08/15	(6,543)
10,175,461	Israeli Shekel	2,694,508	US Dollar	JPMorgan Chase Bank N.A.	09/08/15	2,838

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

16,300,000	Malaysian Ringgit	4,359,638	US Dollar	JPMorgan Chase Bank N.A.	09/02/15	(127,338)
37,208,309	Mexican Peso	2,322,291	US Dollar	Citibank N.A.	08/17/15	(15,187)
71,874,625	Mexican Peso	4,574,253	US Dollar	Goldman Sachs & Co.	08/17/15	(117,662)
60,265,131	Mexican Peso	3,928,415	US Dollar	JPMorgan Chase Bank N.A.	08/17/15	(191,670)
130,000,000	Nigerian Naira	501,931	US Dollar	JPMorgan Chase Bank N.A.	02/26/16	66,527
87,500,000	Nigerian Naira	333,842	US Dollar	Goldman Sachs & Co.	03/22/16	43,729
160,000,000	Nigerian Naira	613,027	US Dollar	JPMorgan Chase Bank N.A.	03/23/16	77,025
162,000,000	Nigerian Naira	675,000	US Dollar	JPMorgan Chase Bank N.A.	06/02/16	1,793
6,000,000	Philippine Peso	133,814	US Dollar	Goldman Sachs & Co.	08/17/15	(2,362)
53,926,885	Russian Rubles	950,444	US Dollar	JPMorgan Chase Bank N.A.	09/08/15	(82,745)
303,959,314	Russian Rubles	5,116,582	US Dollar	JPMorgan Chase Bank N.A.	10/14/15	(281,421)
37,665,912	South African Rand	3,060,423	US Dollar	Goldman Sachs & Co.	08/13/15	(87,658)
18,187,693	South African Rand	1,431,079	US Dollar	JPMorgan Chase Bank N.A.	08/13/15	4,377
2,260,279,493	South Korean Won	1,967,599	US Dollar	Goldman Sachs & Co.	08/20/15	(30,126)
1,906,678,902	South Korean Won	1,684,105	US Dollar	JPMorgan Chase Bank N.A.	09/24/15	(51,878)
21,258,430	Thai Baht	604,593	US Dollar	JPMorgan Chase Bank N.A.	10/27/15	(3,047)
8,033,600	Turkish Lira	2,925,657	US Dollar	Goldman Sachs & Co.	08/11/15	(33,365)
8,453,620	Turkish Lira	3,092,161	US Dollar	JPMorgan Chase Bank N.A.	08/11/15	(48,652)
2,898,453	Turkish Lira	1,075,938	US Dollar	JPMorgan Chase Bank N.A.	10/15/15	(51,265)
450,504	Turkish Lira	168,911	US Dollar	Goldman Sachs & Co.	10/28/15	(10,214)
5,217,539	Turkish Lira	1,889,921	US Dollar	JPMorgan Chase Bank N.A.	10/28/15	(51,961)
Total						$(2,495,162)

Cross Currency Contracts to Receive		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

4,885,626	Euro Currency	21,789,635	Romanian Leu	JPMorgan Chase Bank N.A.	08/10/15	$(51,039)
1,571,286	Euro Currency	489,468,898	Hungarian Forint	Goldman Sachs & Co.	09/10/15	(13,144)
696,801	Euro Currency	215,228,626	Hungarian Forint	JPMorgan Chase Bank N.A.	09/10/15	3,740
887,271	Euro Currency	3,951,057	Romanian Leu	JPMorgan Chase Bank N.A.	09/14/15	(13,857)
489,471	Euro Currency	2,063,770	Polish Zloty	JPMorgan Chase Bank N.A.	09/28/15	(3,080)
1,239,610	Euro Currency	5,194,785	Polish Zloty	JPMorgan Chase Bank N.A.	10/14/15	(18,732)
175,126,587	Hungarian Forint	551,291	Euro Currency	Goldman Sachs & Co.	09/10/15	14,717
304,100,934	Hungarian Forint	979,288	Euro Currency	JPMorgan Chase Bank N.A.	09/10/15	(8,330)
14,684,670	Polish Zloty	3,495,833	Euro Currency	Goldman Sachs & Co.	09/28/15	(31,149)
708,799	Polish Zloty	172,174	Euro Currency	JPMorgan Chase Bank N.A.	09/28/15	109
3,643,682	Polish Zloty	875,813	Euro Currency	Goldman Sachs & Co.	10/14/15	(17,418)
2,271,128	Polish Zloty	546,850	Euro Currency	JPMorgan Chase Bank N.A.	10/14/15	1,580
18,606,284	Romanian Leu	4,167,520	Euro Currency	Goldman Sachs & Co.	08/10/15	(78,809)
3,386,616	Romanian Leu	756,256	Euro Currency	JPMorgan Chase Bank N.A.	08/10/15	5,216
2,620,657	Romanian Leu	589,942	Euro Currency	JPMorgan Chase Bank N.A.	09/14/15	854
Total						$(209,342)

Contracts to Deliver		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

1,312,233	Australian Dollar	$971,570	US Dollar	Goldman Sachs & Co.	09/15/15	$14,523
9,165,588	Brazilian Real	2,802,760	US Dollar	Goldman Sachs & Co.	09/01/15	153,684
12,709,716	Brazilian Real	3,909,888	US Dollar	JPMorgan Chase Bank N.A.	09/01/15	236,473
2,484,136	Canadian Dollar	1,899,133	US Dollar	Citibank N.A.	09/08/15	165
2,507,432	Canadian Dollar	1,992,042	US Dollar	Goldman Sachs & Co.	09/08/15	75,266
3,350,367	Canadian Dollar	2,672,097	US Dollar	JPMorgan Chase Bank N.A.	09/08/15	110,950
1,112,620,560	Chilean Peso	1,766,205	US Dollar	JPMorgan Chase Bank N.A.	09/08/15	121,479
13,791,300	Chinese Yuan Renminbi	2,214,092	US Dollar	JPMorgan Chase Bank N.A.	08/03/15	(6,836)
1,042,464	Chinese Yuan Renminbi	163,486	US Dollar	Goldman Sachs & Co.	09/15/15	(6,564)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

16,313,030	Chinese Yuan Renminbi	2,575,953	US Dollar	JPMorgan Chase Bank N.A.	09/15/15	(85,075)
1,732,091,414	Colombian Peso	605,095	US Dollar	Citibank N.A.	08/04/15	3,675
7,732,427,165	Colombian Peso	2,914,900	US Dollar	Goldman Sachs & Co.	08/04/15	230,030
17,379,885,829	Colombian Peso	6,423,300	US Dollar	JPMorgan Chase Bank N.A.	08/04/15	388,618
228,442,269	Colombian Peso	79,265	US Dollar	Goldman Sachs & Co.	10/30/15	427
898,560	Euro Currency	978,866	US Dollar	Goldman Sachs & Co.	08/05/15	(7,990)
12,619,115	Euro Currency	13,905,262	US Dollar	JPMorgan Chase Bank N.A.	08/05/15	46,150
1,631,611	Euro Currency	1,782,995	US Dollar	JPMorgan Chase Bank N.A.	08/10/15	(9,049)
1,632,496	Euro Currency	1,781,132	US Dollar	JPMorgan Chase Bank N.A.	09/03/15	(12,421)
5,520,262	Euro Currency	6,118,230	US Dollar	JPMorgan Chase Bank N.A.	09/30/15	50,965
1,801,434	Euro Currency	1,964,922	US Dollar	JPMorgan Chase Bank N.A.	10/14/15	(15,464)
13,000,000,000	Indonesian Rupiah	959,622	US Dollar	Goldman Sachs & Co.	08/11/15	(142)
29,665,310,363	Indonesian Rupiah	2,196,748	US Dollar	JPMorgan Chase Bank N.A.	08/11/15	6,618
9,000,000,000	Indonesian Rupiah	670,291	US Dollar	JPMorgan Chase Bank N.A.	08/24/15	7,958
11,408,661,436	Indonesian Rupiah	838,805	US Dollar	Goldman Sachs & Co.	11/20/15	19,728
8,912,289,267	Indonesian Rupiah	668,790	US Dollar	JPMorgan Chase Bank N.A.	11/20/15	28,938
11,128,528	Israeli Shekel	2,871,285	US Dollar	Goldman Sachs & Co.	08/24/15	(78,466)
6,933,242	Israeli Shekel	1,786,573	US Dollar	JPMorgan Chase Bank N.A.	08/24/15	(51,167)
752,614	Israeli Shekel	199,953	US Dollar	Citibank N.A.	09/08/15	448
6,076,824	Israeli Shekel	1,583,650	US Dollar	JPMorgan Chase Bank N.A.	09/08/15	(27,215)
45,000,000	Kenyan Shilling	428,367	US Dollar	JPMorgan Chase Bank N.A.	10/26/15	(3,386)
49,000,000	Kenyan Shilling	432,862	US Dollar	JPMorgan Chase Bank N.A.	07/29/16	(10,000)
8,437,176	Malaysian Ringgit	2,208,481	US Dollar	Goldman Sachs & Co.	09/02/15	17,766
869,412	Malaysian Ringgit	226,504	US Dollar	JPMorgan Chase Bank N.A.	09/02/15	761
15,712,234	Mexican Peso	975,701	US Dollar	Citibank N.A.	08/17/15	1,463
2,096,758	Mexican Peso	135,194	US Dollar	Goldman Sachs & Co.	08/17/15	5,184
50,304,772	Mexican Peso	3,166,537	US Dollar	JPMorgan Chase Bank N.A.	08/17/15	47,386
130,000,000	Nigerian Naira	547,945	US Dollar	JPMorgan Chase Bank N.A.	02/26/16	(20,513)
87,500,000	Nigerian Naira	377,807	US Dollar	Goldman Sachs & Co.	03/22/16	235
160,000,000	Nigerian Naira	682,594	US Dollar	JPMorgan Chase Bank N.A.	03/23/16	(7,458)
26,820,131	New Taiwan Dollar	859,895	US Dollar	Goldman Sachs & Co.	09/30/15	13,500
30,000,000	New Taiwan Dollar	962,155	US Dollar	Goldman Sachs & Co.	12/03/15	14,815
33,752,045	New Taiwan Dollar	1,093,175	US Dollar	JPMorgan Chase Bank N.A.	12/03/15	27,352
1,017,924	Peruvian Nuevo Sol	317,960	US Dollar	Goldman Sachs & Co.	08/26/15	(254)
8,639,267	Peruvian Nuevo Sol	2,699,349	US Dollar	JPMorgan Chase Bank N.A.	08/26/15	(1,377)
144,798,193	Russian Rubles	2,508,531	US Dollar	JPMorgan Chase Bank N.A.	09/08/15	178,687
280,448,735	Russian Rubles	4,777,662	US Dollar	Goldman Sachs & Co.	10/14/15	316,489
31,460,894	Russian Rubles	516,864	US Dollar	JPMorgan Chase Bank N.A.	10/14/15	16,407
2,277,799	Singapore Dollar	1,719,094	US Dollar	Goldman Sachs & Co.	08/18/15	59,469
390,000	Singapore Dollar	287,384	US Dollar	JPMorgan Chase Bank N.A.	08/18/15	3,227
1,299,229	Singapore Dollar	946,870	US Dollar	JPMorgan Chase Bank N.A.	10/29/15	2,112
28,285,137	South African Rand	2,257,508	US Dollar	Goldman Sachs & Co.	08/13/15	25,116
32,294,289	South African Rand	2,615,400	US Dollar	JPMorgan Chase Bank N.A.	08/13/15	66,588
2,260,279,493	South Korean Won	1,955,090	US Dollar	JPMorgan Chase Bank N.A.	08/20/15	17,618
1,906,678,902	South Korean Won	1,730,356	US Dollar	JPMorgan Chase Bank N.A.	09/24/15	98,128
1,116,358,547	South Korean Won	952,443	US Dollar	Goldman Sachs & Co.	11/03/15	(2,342)
35,000,000	Thai Baht	991,923	US Dollar	Goldman Sachs & Co.	09/03/15	5
11,160,892	Turkish Lira	4,187,258	US Dollar	JPMorgan Chase Bank N.A.	08/11/15	169,064
4,950,000	Turkish Lira	1,753,899	US Dollar	JPMorgan Chase Bank N.A.	10/15/15	3,955
4,511,613	Turkish Lira	1,674,053	US Dollar	Goldman Sachs & Co.	10/28/15	84,767
3,411,395	Turkish Lira	1,276,315	US Dollar	JPMorgan Chase Bank N.A.	10/28/15	74,597
Total						$2,395,067

Cross Currency Contracts to Deliver		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

4,167,520	Euro Currency	18,606,284	Romanian Leu	Goldman Sachs & Co.	08/10/15	$136,594
756,256	Euro Currency	3,386,616	Romanian Leu	JPMorgan Chase Bank N.A.	08/10/15	7,820
551,291	Euro Currency	175,126,587	Hungarian Forint	Goldman Sachs & Co.	09/10/15	5,236
979,288	Euro Currency	304,100,934	Hungarian Forint	JPMorgan Chase Bank N.A.	09/10/15	18,812
589,942	Euro Currency	2,620,657	Romanian Leu	JPMorgan Chase Bank N.A.	09/14/15	3,569
3,495,833	Euro Currency	14,684,670	Polish Zloty	Goldman Sachs & Co.	09/28/15	75,698
172,174	Euro Currency	708,799	Polish Zloty	JPMorgan Chase Bank N.A.	09/28/15	(1,736)
875,813	Euro Currency	3,643,682	Polish Zloty	Goldman Sachs & Co.	10/14/15	18,569
546,850	Euro Currency	2,271,128	Polish Zloty	JPMorgan Chase Bank N.A.	10/14/15	(1,908)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

489,468,898	Hungarian Forint	1,571,286	Euro Currency	Goldman Sachs & Co.	09/10/15	(9,154)
215,228,626	Hungarian Forint	696,801	Euro Currency	JPMorgan Chase Bank N.A.	09/10/15	(7,087)
2,063,770	Polish Zloty	489,471	Euro Currency	JPMorgan Chase Bank N.A.	09/28/15	(5,192)
5,194,785	Polish Zloty	1,239,610	Euro Currency	JPMorgan Chase Bank N.A.	10/14/15	7,160
21,789,635	Romanian Leu	4,885,626	Euro Currency	JPMorgan Chase Bank N.A.	08/10/15	(11,049)
3,951,057	Romanian Leu	887,271	Euro Currency	JPMorgan Chase Bank N.A.	09/14/15	4,816
Total						$242,148

At July 31, 2015, open positions in financial futures contracts were as follows:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
September 2015	8 U.S. Treasury Note, 5 Year	Long	4,047
September 2015	7 Euro-Bund	Short	(45,136)
September 2015	9 U.S. Treasury Note, 5 Year	Short	(32,781)
September 2015	38 U.S. Treasury Note, 10 Year	Short	(6,914)
Total			$(80,784)

At July 31, 2015, the notional value of financial futures contracts was $958,750 for long positions and $(7,108,208) for short positions.

At July 31, 2015, the Fund had deposited $140,730 in a segregated account to cover margin requirements on open financial futures contracts.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  September 28, 2015
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 28, 2015